UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

The Payden & Rygel Investment Group

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Edward S. Garlock, Esq.

Payden & Rygel

333 South Grand Avenue, Los Angeles, CA 90071

(Name and address of agent for service)

Registrant’s telephone number, including area code: 213-625-1900

Date of fiscal year end: October 31, 2006

Date of reporting period: April 30, 2006

ITEM 1. REPORT TO SHAREHOLDERS

Paydenfunds

SEMI-ANNUAL REPORT

APRIL 30, 2006

i	Management Discussion and Analysis

1	Portfolio Highlights & Investments

31	Statements of Assets & Liabilities

35	Statements of Operations

39	Statements of Changes in Net Assets

47	Notes to Financial Statements

53	Financial Highlights

63	Fund Expenses

67	Trustees & Officers

Semi-Annual Report

Short Duration Strategies

In the first few months of 2006, oil reached a record price of $75 dollars a barrel, higher than the price during Hurricane Katrina at the end of 2005. Copper prices have doubled since the end of 2005, reaching a high of $7,300 dollars a metric ton, and gold prices topped $660 a troy oz, which is a level we have not seen since 1980. These record energy and raw material prices spurred expectations of accelerated inflation. In March 2006 at his first meeting as the new Federal Reserve Board Chairman, Ben Bernanke continued the “measured pace” of interest rate hikes, raising the benchmark Federal Funds interest rate yet another 0.25%, to 4.75%, the fifteenth consecutive increase since June 2004.

In this rising rate environment, the Bunker Hill Money Market Fund (PBHXX) outperformed its benchmark, the Lipper Money Market Average, returning 2.06% versus 1.67% for the six-month period ended April 30, 2006. With its short maturity profile of 30 days, the Fund’s yield adjusted upward quickly as the Federal Reserve Board raised interest rates. Also, with a sizeable allocation to U.S. Government-sponsored agency securities, the Fund captured additional income compared to similar maturity U.S. Treasury bills. As a result, the seven-day SEC yield of the Fund was 4.69% at the end of April, higher than the average of its peer group.

For the Payden Limited Maturity Fund (PYLMX), the strategy team allocated 90% of the portfolio to yield-enhancing sectors, such as corporate securities, asset-backed and mortgage-backed securities, with the remaining 10% in U.S. Government-sponsored agency securities. The Fund is structured to maximize income and capture an overall yield 0.5% above similar maturity U.S. Treasuries. However, the longer-maturity securities introduced to the Fund in late 2005 detracted from performance, as interest rates continued to climb in 2006. The Fund returned 1.89% for the six-month period ended April 30, 2006, while its benchmark, the Merrill Lynch 90-day Treasury Bill Index, returned 2.06%.

Similarly, the Payden Short Bond Fund (PYSBX) is invested in higher yielding securities, such as callable agency securities, corporate securities, and asset-backed and mortgage-backed securities. These holdings offer, on average, 0.5% to 0.7% higher yield than their U.S. Treasury counterparts. The Fund outperformed its benchmark, the Merrill Lynch 1-3 Year Treasury Index, returning 1.74% versus 1.41% for the six-month period ended April 30, 2006.

The Payden US Government Fund (PYUSX) outperformed its benchmark, the Merrill Lynch 1-5 Year Treasury Index, returning 1.21% versus 1.16% for the six-month period ended April 30, 2006. Recently, we increased the Fund’s allocation to U.S. Government-sponsored mortgage-backed securities to 40%, and callable agencies to 15%. On average, the mortgage-backed securities offer an additional 0.7% in yield compared to similar maturity U.S. Treasuries. The added income coupled with positive returns from the callable agency securities boosted the overall performance of the Fund.

Intermediate Duration Strategies

For the six-month period ended April 30, 2006, the Payden GNMA Fund (PYGNX) returned 1.03% beating its benchmark, the Merrill Lynch GNMA Master Index, which returned 1.02% for the period. The GNMA mortgage market has been the beneficiary of a supply/demand imbalance that has kept GNMA prices high relative to other equivalent mortgage securities offered by FNMA and FHLMC. This premium peaked in early 2006, yet it is still high relative to historical valuations. We expect the premium to gradually recede over the coming year as GNMA supply increases and investors, particularly foreign investors, become more comfortable investing in alternative mortgage securities. The Fund has been structured to benefit as this premium erodes. Additionally, our allocation to GNMA Adjustable-Rate Mortgages (ARMs) should benefit the Fund as the Federal Reserve Board comes to the end of its tightening cycle.

For the six-month period ended April 30, 2006, the Payden Core Bond Fund (PYCBX) outperformed its benchmark, generating a return of 1.11% versus 0.56% for the Lehman Aggregate Index. Early in this six-month period, receding inflation and lower oil prices suggested the Federal Reserve Board was close to ending its interest rate increases. However, relatively strong economic data later in the period sent the yield curve higher and flatter. Our duration strategies during the period were positive for performance, with a longer-than-index duration early in the period contributing significantly to returns. The Fund’s holdings in select non-dollar securities and active management of mortgage coupon and maturity mix also helped returns. On the negative side, the Fund’s credit strategies hurt performance. During the period, we have maintained an underweight in the U.S. corporate sector, which posted strong returns during the period. Looking ahead, we believe a cooling housing market and consistently high commodity prices will slow economic growth, while inflation will remain modest due to sluggish wage growth. This should prompt the Federal Reserve Board to end the interest rate tightening cycle in the near future, making current yield levels look relatively attractive to investors.

i	Paydenfunds

In addition to traditional investment-grade fixed income sectors, the Payden Opportunity Bond Fund (PYOBX) also invests in below investment-grade sectors, such as high yield and emerging markets. The emerging market sector posted strong performance during the period, contributing to the Fund’s performance of 1.72%, versus its benchmark the Lehman Aggregate Index, which returned 0.56%, for the six-month period ended April 30, 2006. During the period, we chose to avoid the high-yield market favoring the stronger fundamentals in emerging markets. We maintained our holdings in U.S. dollar pay securities, and increased our holdings in local pay issues from countries like Brazil, Poland, and Mexico, whose economic fundamentals continue to improve. Although the emerging markets sector was a significant contributor to returns during the period, weakness late in the period due to higher U.S. interest rates and heightened investor risk aversion prompted us to take some profits and gradually reduce exposure.

High Yield Bond Strategy

The high-yield market generated solid fourth quarter 2005 returns and the momentum carried into 2006 with rallying equity markets, generally good U.S. and global economic data and solid quarterly earnings announced by bellwether high yield issuers. Despite spreads relative to U.S. Treasuries tightening since the beginning of 2006, we believe the near term outlook for the high-yield market is positive. The fundamentals of the market remain solid, most of the major high-yield companies reported first quarter 2006 results that invariably met or exceeded expectations, and the global default rate remains low, with no meaningful increase in sight.

The Payden High Income Fund (PYHRX) was up 4.49% for the six-month period ended April 30, 2006, versus a return of 4.91% and 4.94% for the Fund’s benchmarks, the Merrill Lynch High Yield Index and the Merrill Lynch High Yield Constrained Index. The performance was generated from both positive industry calls and solid security selection. The Fund remained underweight the cyclical sectors as we remain cautious on the underlying state of the U.S. consumer and the impact that constant interest rate increases will have on both the consumer and the business sector. Our focus within high yield credit remains on the more defensive sectors, such as cable, energy, healthcare and gaming, where predictability of revenues and cash flows is more certain in periods of economic softness.

Tax Exempt Strategies

Over the six-period ended April 30, 2006, the municipal market posted positive returns, while the yield curve flattened. Influenced by the Federal Reserve Board’s monetary tightening policy, two-year yields rose 0.50% to 3.60% by the end of the period. Long-term bonds benefited from low municipal supply and interest from both traditional and non-traditional buyers, resulting in 30-year rates declining 0.06% to 4.53%. After setting a record in 2005, municipal bond issuance fell during the first four months of 2006. Issuance is down 25% largely due to a drop in refunding activity. Demand from retail investors began to resurface as bond yields approached what many investors believed would be the peak for the current interest rate cycle. Additionally, cross-over buyers supported tax-exempt bonds based on relative valuations to other markets. While the lack of supply should have improved market liquidity, as more investors competed for fewer bonds, it actually led to a weakened market tone. Without sufficient activity to demonstrate fair market levels, participants could not agree on prices and experienced difficulty accomplishing their trading goals.

The Payden Tax-Exempt Bond Fund (PYTEX) returned 1.40% for the six-month period ended April 30, 2006, outperforming its benchmark, the Lehman Quality Intermediate Municipal Index, which returned 1.04%. The Fund’s strong performance was mainly driven by duration management strategies and yield curve exposure. In addition, the income advantage from higher yielding sectors, such as lease, housing and airport revenue bonds, enhanced returns.

The Payden California Municipal Income Fund (PYCRX) returned 1.26% for the six-month period ended April 30, 2006, while the Lehman 7 Year Municipal Index returned 1.18%. During the period, sector and quality credit premiums did not significantly change in the California market. The Fund’s outperformance was driven by duration management strategies, including allocations to bonds longer than 10 years.

Equity Strategies

Investors were bullish as the equity markets posted healthy returns for the six-month period ended April 30, 2006. The markets got off to a strong start for the period as positive corporate earnings and optimism of a strong holiday shopping season took stocks higher.

Semi-Annual Report	ii

Stock also rallied as oil prices pulled back from record highs. The upward momentum at the beginning of 2006 was driven by investors focused on strong economic data, tame inflation reports, and the hope that the new Federal Reserve Board Chairman would soon end interest rate tightening. Even record oil and commodity prices did not deter investors from buying stocks, as corporate profits and economic growth continued at a steady pace.

The Payden Value Leaders Fund (PYVLX), which is comprised of large-cap value stocks, returned 12.59% for the six-month period ended April 30, 2006. The Fund trailed both its benchmarks, the Russell 1000 Value Index, which returned 12.87%, and the S&P 500 BARRA Value Index , which returned 13.43%, for the period. The Fund benefited from its underweight in the consumer staples and utilities sectors. Top performers in the Fund were real estate investment trust AMB Property and defense contractor Northrop Grumman.

The Market Return Fund (PYMRX) returned 9.78% during the six-month ended April 30, 2006, outperforming its benchmark, the S&P500 Index, which returned 9.63% for the period. The Fund uses a mix of equity index futures and a diversified portfolio of short-term bonds to meet its objective of beating the S&P 500 index. The U.S. large-cap market delivered positive results as the materials and energy sectors led the broad-based rally. Better-than-expected corporate earnings, low inflationary pressures, and continued consumer spending set the positive tone for the overall markets. Downward pressure on shorter-maturity bond prices continued as the Federal Reserve Board ratcheted up the Federal Funds rate to 4.75%. The Fund remains defensively positioned against raising interest rates.

The Payden U.S. Growth Leaders Fund (PUGLX), which is comprised of large-cap growth stocks, returned 14.32% for the six-month period ended April 30, 2006. The Fund significantly outperformed its benchmark, the Russell 1000 Growth Index, which returned 7.06% for the period. It benefited from its sector overweight in energy stocks and sector underweight in consumer staple stocks. Success stories in the Fund include global real estate services company CB Richard Ellis and casino operator Las Vegas Sands.

The Payden Small Cap Leaders Fund (PSCLX), which is comprised of small-cap growth stocks, returned 11.72% for the six-month period ended April 30, 2006. The Fund trailed its benchmark the Russell 2000 Growth Index, which returned 20.31%. The underperformance was primarily due to both individual stock selection and sector selection. The Fund benefited from its overweight in the energy sector and underweight in the consumer discretionary sector, but its underweight in the technology and overweight in the utilities sectors detracted from its relative performance. The Fund’s top performing stocks were global positioning system (GPS) technology company Trimble Navigation and energy drink maker Hansen Natural. Conversely, poor performing stocks were commercial bank First Midwest Bancorp and natural gas company Energen.

Global Bond Strategies

Global bond yields traded in a narrow range towards the latter part of 2005, but rose sharply during the first quarter of this year. Strong global growth and rising commodity prices prompted fears that central banks worldwide would raise interest rates more aggressively. The Federal Reserve Board raised overnight rates to 4.75%, the European Central Bank raised its overnight rate to 2.5%, the Bank of Japan began to remove its stimulative policy of quantitative easing, which was seen as a precursor to ending its Zero Interest Rate policy, and the United Kingdom kept interest rates on hold, replacing hopes of an interest rate cut. Currency movements versus the U.S. dollar were muted for a majority of the six-month period. However, the communiqué released after the G-7 meeting expressed concern over global trade imbalances and called for greater exchange rate flexibility in Asian currencies. Moreover, it initiated U.S. dollar depreciation as investors once again focused on the current account deficit of the U.S. economy.

The Global Short Bond Fund (PYGSX) returned 1.93% during the six-month period ended April 30, 2006, outperforming its benchmark, the Merrill Lynch 1-3 Treasury Index, which returned 1.41% for the same period. The Fund outperformed due to maintaining a shorter duration bias than the benchmark and its ongoing commitment to holding credit: U.S. dollar denominated mortgages, investment-grade and high-yield corporate, and high-yielding sovereign debt. All of these outperformed comparable U.S. Treasury bonds. The Fund’s long-term strategy remains focused on investing in a highly diversified mix of short-maturity credit securities across the rating spectrum in the U.S., Europe and “transition countries,” such as Mexico, Chile and Russia.

For the six-month period ended April 30, 2006, the Global Fixed Income Fund (PYGFX) returned –0.10%, while the Fund’s benchmarks, the Citigroup World Government Bond Index-Hedged, returned –0.09% and the Lehman U.S. Treasury Index returned

iii	Paydenfunds

–0.13% for the same time period. The Fund maintained an underweight duration position in Japanese bonds, benefiting as continued strength in the Japanese economy spurred interest rates higher. In late 2005 the Fund held an overweight to U.S. and Euroland fixed-income securities, but adjusted these positions into holding U.K. debt. The Fund also selectively took advantage of the strength in the euro and Japanese yen as well as a number of emerging market currencies such as the Korean won, and weakness of the Hungarian forint against the euro.

Emerging Market Bond Strategy

The emerging market sector performed well over the six-month period ended April 30, 2006. Emerging market dollar-pay bond spreads tightened by approximately 63 basis points during this period, supported by positive fundamentals and record inflows into the asset class. Local currency bond markets also posted strong returns during this period. In March, the general risk reduction and concerns about higher global interest rates led to a more pronounced sell-off in local markets.

Emerging market credit fundamentals continued to improve in many countries. Average current account and budget balances in emerging market countries have been on an improving path. Governments have been accumulating foreign exchange reserves and have taken advantage of the increased liquidity in order to pay back outstanding debt. The rating agencies have recognized the positive trend in fundamentals and as a result, upgrades have significantly outpaces downgrades over recent years. Five countries: Argentina, Brazil, Bulgaria, Nigeria, and Venezuela have already received rating upgrades in 2006.

The Payden Emerging Market Bond Fund (PYEMX) returned 6.07% for the six-month period ended April 30, 2006, as compared to the 4.83% return for the J.P. Morgan EMBI Global Diversified Index. The Fund has been overweight Latin America, favoring improving credits such as Brazil, Peru and Mexico, but avoiding Ecuador due to political concerns. We have also maintained an overweight position in Russia and in Eastern Europe, while being underweight Asia and Africa. The Fund invests opportunistically in local markets, with positions in Brazil, Mexico, Colombia and Egypt. We see value in select local-currency bonds, as many emerging market countries have been easing monetary policy. We also see room for appreciation in certain local currencies as well.

Semi-Annual Report	iv

The Fund seeks stability, liquidity and current income by generally investing in the highest quality, short term securities with an average portfolio maturity not to exceed 90 days.

Portfolio Composition - percent of value
U. S. Government Agency	59%
Repurchase Agreements	40%
Cash Equivalent	1%

Schedule of Investments - April 30, 2006

Principal or Shares	Security Description	Value (000)
U.S. Government Agency (59%)
15,000,000	FFCB Disc Note, 4.7344%, 7/11/06 (a)	$14,861
20,000,000	FHLB Disc Note, 4.6771%, 5/10/06 (a)	19,977
25,000,000	FHLB Disc Note, 4.6758%, 5/12/06 (a)	24,964
20,000,000	FHLB Disc Note, 4.719%, 5/17/06 (a)	19,958
45,000,000	FHLMC Disc Note, 4.74%, 5/23/06 (a)	44,870
10,000,000	FHLMC Disc Note, 4.5469%, 7/25/06 (a)	9,893
20,000,000	FHLMC Disc Note, 4%, 9/19/06 (a)	19,635
5,000,000	FHLB, 3.75%, 1/16/07	4,967
10,000,000	FNMA Disc Note, 4.825%, 5/3/06 (a)	9,997
5,000,000	FHLMC Disc Note, 4.906%, 4/03/07 (a)	4,770
5,000,000	FNMA Disc Note, 4.75%, 1/26/07 (a)	4,822
30,000,000	FNMA Disc Note, 4.8234%, 5/8/06 (a)	29,973
4,000,000	FNMA Disc Note, 3.4844%, 5/26/06 (a)	3,990
7,000,000	FNMA Disc Note, 3.8281%, 9/1/06 (a)	6,908
5,000,000	FNMA Disc Note, 4.4717%, 9/29/06 (a)	4,905
5,000,000	FNMA Disc Note, 4.5156%, 12/1/06 (a)	4,867
20,000,000	Supranational Bank, 4.71%, 5/08/06 (a)	19,982
40,000,000	TVA Disc Note, 4.9106%, 5/18/06 (a)	39,912

		289,251

Investment Company (1%)
3,209,174	Dreyfus Treasury Cash Management Fund	3,209

Total (Cost - $292,460) (60%)		292,460

Repurchase Agreements (40%)
78,400,000	Morgan Stanley Tri Party, 4.75%, 5/1/06 (b)	78,400
80,000,000	Goldman Sachs, 4.79%, 5/4/06 (c)	80,000
35,000,000	Lehman Tri Party, 4.8%, 5/15/06 (d)	35,000

Total Repurchase Agreements (Cost - $193,400)		193,400
Liabilities in excess of Other Assets (0%)		(1,744)

Net Assets (100%)		$484,116

(a)	Discount rate at time of purchase

(b)	The repurchase agreement is collateralized by the following securities:

Morgan Stanley-Bank of New York Tri Party

40,081,878	FNMA 4.873%, Sep 35	$34,561,755
9,390,999	FNMA 4.83%, Aug 35	8,084,161
43,429,160	FNMA 4.881%, Jul 35	35,832,853

		$78,478,769

(c)	The repurchase agreement is collateralized by the following securities:

Goldman Sachs-Bank of New York Tri Party

11,909,839	FNMA 5.00%, Aug 35	$10,722,807
74,051,358	FNMA 6.00%, Feb 36	69,277,193

		$80,000,000

(d)	The repurchase agreement is collateralized by the following securities:

Lehman-Bank of New York Tri Party

35,675,000	FNMA 6.00%, Apr 36	$35,700,985

See notes to financial statements.

1	Paydenfunds

The Fund seeks a total return greater than a money market fund along with the preservation of capital by generally investing in investment grade securities with a maximum average portfolio maturity not to exceed two years.

Credit Quality - percent of value
AAA	70%
AA	6%
A	12%
BBB	12%

Schedule of Investments - April 30, 2006

Principal or Shares	Security Description	Value (000)
Asset Backed (35%)
569,791	Ameriquest Mortgage Securities Inc., 5.33%, 1/25/34	$571
1,440,021	Asset Backed Funding Certificates, 5.27%, 4/25/34	1,447
1,605,527	Capital Auto Receivables Asset Trust, 2.00%, 11/15/07	1,589
3,750,000	Capital One Master Trust, 4.90% 3/15/10	3,736
465,053	Centex Home Equity, 5.16%, 3/25/34	465
6,756,776	Chase Manhattan Auto Owner Trust, 2.57%, 2/16/10	6,619
3,302,683	CIT Equipment Collateral, 2.20%, 3/20/08	3,259
3,378,668	CNH Equipment Trust, 2.57%, 9/15/09	3,313
159,825	DaimlerChrysler Auto Trust, 2.25%, 8/8/07	160
469,596	First Franklin Mtg Loan Asset Backed Certificates, 5.20%, 11/25/34	470
4,813,245	First Franklin Mtg Loan Asset Backed Certificates, 5.24%, 1/25/35	4,823
2,300,000	GE Capital Credit Card Master Note Trust, 5.10%, 6/15/11	2,302
6,525,773	GS Auto Loan Trust, 2.72%, 6/15/10	6,428
3,500,865	Harley-Davidson Motorcycle Trust, 4.30%, 5/15/10	3,472
2,477,514	Impac CMB Trust, 5.33%, 11/25/34	2,482
2,400,000	Long Beach Mortgage Loan Trust, 5.745%, 8/25/33	2,366
997,308	Morgan Stanley ABS Capital, 5.26%, 5/25/34	998
2,294,357	Morgan Stanley ABS Capital, 5.30%, 8/25/34	2,301
2,366,259	New Century Home Equity Loan Trust, 5.39%, 11/25/34	2,370
1,660,951	Regions Auto Receivables Trust, 2.31%, 1/15/08	1,655
4,304,279	USAA Auto Owner Trust, 2.04%, 2/16/10	4,265
2,762,602	USAA Auto Owner Trust, 3.16%, 2/17/09	2,730
7,291,000	Whole Auto Loan Trust, 2.58%, 3/15/10	7,187
3,612,659	World Omni Auto Receivables Trust, 2.58%, 9/15/09	3,574
3,250,000	World Omni Auto Receivables Trust, 2.87%, 11/15/10	3,181

		71,763

Corporate (27%)
2,000,000	America Movil SA de CV, 5.74%, 4/27/07	2,004
3,000,000	American Express Centurion, 5.06%, 12/17/09	3,006
1,045,000	Caterpillar Financial Services Corp., 5.95%, 5/1/06	1,045
2,250,000	Centex Corp., 5.40%, 8/1/07	2,251
2,000,000	Continental Cablevision, 8.30%, 5/15/06	2,005
3,000,000	Countrywide Home Loans, 4.96%, 2/27/08	3,000
1,000,000	DaimlerChrysler NA Holdings, 5.36%, 9/10/07	1,003
3,080,000	Deutsche Telekom International Finance, 5.12%, 3/23/09	3,081
2,750,000	Dominion Resources Inc., 5.27%, 9/28/07	2,752
2,250,000	Duke Capital LLC, 4.302%, 5/18/06	2,249
2,300,000	EOP Operating LP, 7.75%, 11/15/07	2,373
1,145,000	Erac USA Finance Co.144A, 5.40%, 4/30/09 (b)	1,145
3,000,000	HSBC Finance Corp., 5.03%, 11/16/09	3,020
925,000	Lehman Brothers Holdings, 6.25%, 5/15/06	925
1,000,000	Masco Corp. 144A, 5.12%, 3/9/07 (b)	1,001
3,000,000	Merrill Lynch & Co., 5.40%, 7/21/09	3,013
3,500,000	Morgan Stanley, 5.35%, 1/15/10	3,514
1,550,000	National Rural Utilities, 6.00%, 5/15/06	1,550

Principal or Shares	Security Description	Value (000)
2,740,000	Oracle Corp. 144A, 5.28%, 1/13/09 (b)	$2,733
2,500,000	Public Service Enterprise, 5.31%, 9/21/08	2,502
1,900,000	Progress Energy, 6.05%, 4/15/07	1,913
1,345,000	Republic of Chile, 5.53%, 1/28/08	1,350
1,490,000	Safeway Inc., 5.31%, 3/27/09	1,490
1,810,000	SBC Communications Inc., 4.95%, 11/14/08	1,814
3,000,000	SLM Corp., 5.24%, 7/27/09	3,001
2,320,000	United Health Group, 4.92%, 3/2/09	2,320
800,000	United Mexican States, 5.75%, 1/13/09	807

		56,867

Mortgage Backed (27%)
4,907,940	Bear Stearns Alt-A Trust, 5.913%, 3/25/36	4,924
758,120	Bear Stearns ALT-A Trust, 2.65%, 3/25/34	750
36,122,268	Countrywide Alternative Loan Trust, 0.75%, 12/26/06	117
2,252,399	Countrywide Home Loans, 5.76%, 8/25/34	2,283
1,308,204	FHLMC, 3.50%, 8/15/15	1,300
2,831,165	FHR 2759 AU, 3.50%, 5/15/19	2,790
3,532,192	FHR 2773 EK, 3.50%, 5/15/10	3,497
663,298	FNMA #613633, 5.81%, 10/1/26	663
4,851,175	FNMA #847515, 3.61%, 2/1/34	4,805
5,616,714	FNMA #849088, 5.78%, 11/1/35	5,797
1,217,857	FNMA #851299, 6.11%, 9/1/45	1,254
3,671,820	FNMA #865488, 5.785%, 2/1/36	3,797
116,449	FNR 2003-11 GF, 5.11%, 2/25/18	116
745,301	GNMA, 5.36%, 11/16/29	752
1,064,079	Homebanc Mortgage Trust, 5.39%, 8/25/29	1,066
3,927,890	PUMA Finance Ltd 144A, 4.92%, 8/9/35 (b)	3,936
1,227,248	Sequoia Mortgage Trust, 5.32%, 10/20/27	1,228
1,607,897	Structured ARM Loan Trust, 6.48%, 9/25/34	1,632
4,871,249	Structured Asset Mortgage Investments Inc., 5.90%, 12/27/35	4,962
1,839,714	Structured Asset Mortgage Investments Inc., 6.06%, 7/25/32	1,858
5,000,000	Structured Asset Mortgage Investments Inc., 6.256%, 5/25/36	5,106
4,500,000	Washington Mutual, 4.828%, 5/25/46	4,500

		57,133

U.S. Government Agency (11%)
8,000,000	FHLB, 3.75%, 1/16/07	7,919
15,000,000	FHLMC, 4.25%, 4/5/07	14,872

		22,791

U.S. Treasury (0%)
100,000	U.S. Treasury Bill, 4.53%, 8/24/06 (c)	99
Investment Company (1%)
1,710,782	Bunker Hill Money Market Fund *	1,711

Total (Cost - $210,890) (a) (101%)		210,364
Liabilities in excess of Other Assets (1%)		(2,534)

Net Assets (100%)		$207,830

*	Affiliated investment.

Semi-Annual Report	2

(a)	Unrealized apprecation (depreciation) of securities is as follows:

Unrealized appreciation	$147
Unrealized depreciation	(673)

Net unrealized depreciation	$(526)

(b)	Security is exempt from registration under rule 144(a) of the securities Act of 1933.

(c)	Discount rate at time of purchase

Open Swap Contracts (000s)

Contract Type	Expiration Date	Notional Principal	Unrealized Depreciation
Egypt Total Return Swap	Sep-06	$15,000	$(10)

See notes to financial statements.

3	Paydenfunds

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in investment grade securities with a maximum average portfolio maturity not to exceed three years.

Credit Quality - percent of value
AAA	67%
AA	4%
A	13%
BBB	12%
BB	4%

Schedule of Investments - April 30, 2006

Principal or Shares	Security Description	Value (000)
Asset Backed (22%)
6,000,000	Bank One Issuance Trust, 3.35%, 3/15/11	$5,767
5,000,000	Bank One Issuance Trust, 3.45%, 10/15/11	4,773
1,610,000	Capital One Master Trust 144A, 7.90%, 10/15/10 (b)	1,658
8,255,000	Capital One Multi-Asset Execution Trust, 3.65%, 7/15/11	7,969
7,000,000	Carmax Auto Owner Trust, 3.07%, 10/15/10	6,882
6,000,000	CNH Equipment Trust, 3.48%, 9/15/11	5,795
3,000,000	Ford Credit Auto Owner Trust, 3.88%, 1/15/10	2,911
4,900,000	Hertz Vehicle Financing LLC 144A, 2.85%, 5/25/09 (b)	4,693
4,100,000	Hertz Vehicle Financing LLC 144A, 3.23%, 5/25/09 (b)	3,869
3,600,000	MBNA Credit Card Master Note Trust, 2.70%, 9/15/09	3,516
9,270,000	Morgan Stanley Auto Loan Trust, 3.46%, 3/15/12	8,876
9,738,000	Whole Auto Loan Trust, 3.26%, 3/15/11	9,466

		66,175

Corporate (33%)
705,000	Allied Waste North America, 8.50%, 12/1/08	742
900,000	AMC Entertainment Inc., 4.99%, 1/26/13	909
1,473,750	Boyd Gaming Corp. Loan, 3.89%, 6/30/11	1,485
4,530,000	Cingular Wireless Services, 7.50%, 5/1/07	4,622
3,710,000	Countrywide Home Loan, 3.25%, 5/21/08	3,556
2,980,000	CSX Corp., 6.25%, 10/15/08	3,034
2,190,000	DaimlerChrysler NA Holding Corp., 4.05%, 6/4/08	2,126
2,050,000	DaimlerChrysler NA Holdings, 4.75%, 1/15/08	2,023
3,660,000	Deutsche Telekom International Finance, 3.875%, 7/22/08	3,547
3,570,000	Diageo Capital Plc, 3.375%, 3/20/08	3,442
1,500,000	DRS Technologies Inc., 4.899%, 1/1/13	1,511
745,000	Echostar DBS Corp., 5.75%, 10/1/08	734
5,220,000	Gannett Co. Inc., 4.125%, 6/15/08	5,078
4,240,000	General Electric Capital Corp., 4.25%, 1/15/08	4,170
791,000	General Motors Acceptance Corp., 5.125%, 5/9/08	747
2,000,000	Georgia-Pacific Corp., 4.98%, 2/20/12	2,010
755,000	HCA Inc., 5.25%, 11/6/08	742
4,010,000	HSBC Finance Corp., 6.40%, 6/17/08	4,091
500,000	Ineos Group Holdings Plc, 4.975%, 2/1/14	506
500,000	Ineos Group Holdings Plc, 5.025%, 2/1/15	506
881,473	Jarden Corp., 4.915%, 1/24/12	887
4,280,000	John Deere Capital Corp., 3.90%, 1/15/08	4,180
700,000	KB Home, 8.625%, 12/15/08	739
4,500,000	Kellogg Co., 2.875%, 6/1/08	4,275
3,330,000	Kroger CO., 7.45%, 3/1/08	3,435
3,580,000	Merrill Lynch & Co., 4.831%, 10/27/08	3,542
740,000	MGM Mirage Inc., 6.00%, 10/1/09	730
2,082,000	Midamerican Energy Holdings, 3.50%, 5/15/08	2,002
2,571,000	Motorola Inc., 4.608%, 11/16/07	2,542
730,000	MSW Energy Holdings, 7.375%, 9/1/10	750
750,000	Nalco Co., 5.03%, 11/4/10	758
1,500,000	NRG Energy Inc., 6.741%, 2/1/13	1,517
715,000	PSEG Energy Holdings, 8.625%, 2/15/08	742
745,000	Royal Caribbean Cruises, 7.00%, 10/15/07	757
180,000	Service Corp. Intl., 7.70%, 4/15/09	185
3,592,000	SLM Corp., 4.00%, 1/15/09	3,453

Principal or Shares	Security Description	Value (000)
710,000	Smithfield Foods Inc., 8.00%, 10/15/09	$728
2,354,000	Sprint Capital Corp., 6.00%, 1/15/07	2,363
4,420,000	Telecom Italia Capital, 4.00%, 11/15/08	4,262
5,000,000	Time Warner Inc., 6.15%, 5/1/07	5,035
4,850,000	UnitedHealth Group Inc., 3.375%, 8/15/07	4,725
5,000,000	Verizon Wireless Capital 144A, 5.375%, 12/15/06 (b)	5,003
1,612,000	Wyeth, 4.375%, 3/1/08	1,582

		99,773

Foreign Government (3%)
137,684	Croatia, 5.62%, 7/31/06	138
9,100,000	Egypt Treasury Bill, 0.00%, 9/12/06 (d)	1,533
9,200,000	Egypt Treasury Bill, 0.00%, 9/26/06 (d)	1,545
43,370,000	Mexican Fixed Rate Bonds, 9.00%, 12/24/09 (d)	4,048
3,580,000,000	Republic of Colombia, 11.75%, 3/1/10 (d)	1,677

		8,941

Mortgage Backed (34%)
5,400,000	Bear Stearns Commercial Mortgage Securities, 3.869%, 2/11/41	5,162
6,949,839	FH ARM #782784, 4.40%, 10/1/34	6,747
1,052,410	FHLMC, 3.50%, 8/15/15	1,046
5,727,970	FHR #2891 LN, 4.25%, 6/15/24	5,630
683,026	FNMA #1Q0025, 5.27%, 2/1/36	675
3,728,229	FNMA #708229, 4.27%, 4/1/33	3,717
2,586,518	FNMA #743821, 4.78%, 11/1/33	2,561
1,944,709	FNMA #755867, 4.28%, 12/1/33	1,904
3,314,466	FNMA #790762, 5.10%, 9/1/34	3,288
5,011,704	FNMA #790764, 4.98%, 9/1/34	4,964
4,712,850	FNMA #794792, 5.13%, 10/1/34	4,692
3,942,673	FNMA #794797, 4.79%, 10/1/34	3,901
5,773,625	GSR Mortgage Loan Trust, 4.80%, 9/25/34	5,680
10,930,013	Harborview Mortgage Loan Trust, 5.23%, 11/25/35	10,837
2,345,464	Indymac Indx Mortgage Loan Trust, 5.35%, 10/25/34	2,352
4,541,187	LB-UBS Commercial Mortgage Trust, 3.33%, 9/15/27	4,392
3,976,374	MLCC Mortgage Investors, Inc., 4.74%, 12/25/34	3,905
1,761,054	Morgan Stanley Mortgage Loan Trust, 6.01%, 7/25/34	1,784
6,700,000	Nomura Asset Securities Corp., 6.59%, 3/15/30	6,841
602,861	Provident Funding Mortgage Loan Trust, 4.05%, 4/25/34	585
9,393,065	Structured Adjustable Rate Mortgage Loan, 5.42%, 5/25/35	9,336
2,027,658	Structured ARM Loan Trust, 5.07%, 10/25/34	2,029
5,528,673	Structured ARM Loan Trust, 5.36%, 8/25/34	5,482
2,889,527	Structured Asset Mortgage Investments Inc., 6.55%, 10/19/34	2,932

		100,442

Semi-Annual Report	4

Principal or Shares	Security Description	Value (000)
U.S. Government Agency (8%)
9,000,000	FNMA, 4.90%, 11/28/07	$8,957
14,000,000	FHLB Disc Note, 4.6771%, 5/10/06 (c)	13,983

		22,940

U.S. Treasury (1%)
3,468,000	U.S. Treasury Note, 3.50%, 5/31/07	3,419
Investment Company (2%)
7,035,780	Bunker Hill Money Market Fund *	7,036

Total (Cost - $313,224) (a) (103%)		308,726
Liabilities in excess of Other Assets (-3%)		(10,174)

Net Assets (100%)		$298,552

*	Affiliated investment.

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$7
Unrealized depreciation	(4,505)

Net unrealized depreciation	$(4,498)

(b)	Security exempt from registration under rule 144(a) of the Securities Act of 1933.

(c)	Discount rate at time of purchase.

(d)	Par in local currency

Open Swap Contracts (000s)

Contract Type	Date	Principal	Unrealized Appreciation (Depreciation)
IPG Credit Default Swap	Jun-08	$920	$(2)
Japan Interest Rate Swap	May-08	1,730,000	(8)
Mrk Credit Default Swap	Jun-11	4,720	—
Unisys Corp. Credit Default Swap	Dec-06	750	9
Unisys Corp. Credit Default Swap	Dec-07	1,000	5

		$1,737,390	$4

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Contract Price	Contract Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Asset:
6/22/2006	Euro (Buy 2,478 )	1.2267	$3,139	$63
6/9/2006	Japanese Yen (Buy 361,683)	113.0270	3,120	104
5/17/2006	South Korean Won (Buy 1,482,559)	942.4833	1,573	28
5/30/2006	Turkish Lira (Buy 2,010)	1.3304	1,511	4

			$9,343	$199

Liability:
6/22/2006	British Pound (Sell 1,709)	1.8240	$3,117	(51)
5/11/2006	Mexican New Peso (Sell 46,232)	11.0581	4,181	16

			$7,298	$(35)

See notes to financial statements.

5	Paydenfunds

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in U.S. Government Obligations with an average portfolio maturity not to exceed five years.

Portfolio Composition - percent of value
Mortgage Backed Securities	41%
U.S. Treasury	32%
U.S. Government Agency	26%
Cash Equivalent	1%

Schedule of Investments - April 30, 2006

Principal or Shares	Security Description	Value (000)
Mortgage Backed (40%)
1,520,881	FHARM #1B2420, 5.086%, 11/1/35	$1,505
886,356	FHLMC #2659, 3.00%, 12/15/21	866
674,357	FHR #2891 LN, 4.25%, 6/15/24	663
908,431	FHR 2676 KM, 3.50%, 12/15/13	895
1,047,327	FHR 2836 DG, 5.00%, 6/15/16	1,044
1,622,690	FHR 2852 TU, 3.50%, 1/15/13	1,607
873,524	FNMA #1Q0025, 5.27%, 2/1/36	863
1,431,550	FNMA #708229, 4.27%, 4/1/33	1,427
1,503,790	FNMA #743821, 4.78%, 11/1/33	1,489
1,041,808	FNMA #755867, 4.28%, 12/1/33	1,020
376,074	FNMA #790762, 5.10%, 9/1/34	373
568,338	FNMA #790764, 4.98%, 9/1/34	563
695,604	FNMA #794792, 5.13%, 10/1/34	693
582,722	FNMA #794797, 4.79%, 10/1/34	577
1,139,532	FNMA #850120, 5.328%, 10/1/35	1,135
1,498,406	FNMA #878544, 5.375%, 3/1/36	1,490
483,108	FNMA, 3.50%, 11/25/09	479
844,367	FHLMC, 5.125%, 10/15/15	839

		17,528

U.S. Government Agency (26%)
2,000,000	FHLB, 4.375%, 10/3/08	1,963
2,000,000	FHLB, 4.375%, 9/17/10	1,932
1,600,000	FHLMC, 4.25%, 7/15/09	1,557
850,000	FHLMC, 4.625%, 12/19/08	839
1,000,000	FNMA, 4.25%, 5/15/09	975
1,000,000	FNMA, 4.75%, 8/25/08	991
1,250,000	FNMA, 4.90%, 11/3/08	1,237
900,000	FNMA, 5.28%, 2/27/09	898
1,000,000	FNMA, 5.40%, 4/13/09	999

		11,391

U.S. Treasury (32%)
3,580,000	U.S. Treasury Note, 3.50%, 8/15/09	3,430
3,800,000	U.S. Treasury Note, 3.625%, 1/15/10	3,637
1,500,000	U.S. Treasury Note, 3.875%, 9/15/10	1,439
1,930,000	U.S. Treasury Note, 4.375%, 11/15/08	1,907
2,000,000	U.S. Treasury Note, 4.375%, 12/15/10	1,955
1,500,000	U.S. Treasury Note, 4.50%, 2/15/09	1,482

		13,850

Principal or Shares	Security Description	Value (000)
Investment Company (1%)
508,773	Bunker Hill Money Market Fund *	$509

Total (Cost - $44,068) (a) (99%)		43,278
Other Assets, net of Liabilities (1%)		248

Net Assets (100%)		$43,526

*	Affiliated investment.

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$—
Unrealized depreciation	(790)

Net unrealized depreciation	$(790)

See notes to financial statements.

Semi-Annual Report	6

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in Government National Mortgage Association mortgage-backed securities and other U.S. Government Obligations with no limit on the average portfolio maturity.

Portfolio Composition - percent of value
Mortgage Backed Securities	95%
U.S. Government Agency	2%
U.S. Treasury	2%
Cash Equivalent	1%

Schedule of Investments - April 30, 2006

Principal or Shares	Security Description	Value (000)
Mortgage Backed (158%)
2,278,636	FH ARM #782784, 4.40%, 10/1/34	$2,212
965,497	FHLMC #780444, 5.65%, 3/1/33	976
226,632	FHR 1256 CB, 5.64%, 4/15/22	227
1,388,210	FNMA #665367, 5.93%, 8/1/32	1,395
2,006,615	FNMA #753498, 4.76%, 11/1/33	1,984
1,895,810	FNR 2002-33, 5.29%, 11/25/30	1,945
578,475	GNMA #2591, 7.00%, 5/20/28	594
5,333,911	GNMA #3515, 5.50%, 2/20/34	5,218
5,018,569	GNMA #3599, 6.50%, 8/20/34	5,115
3,468,680	GNMA #3711, 5.50%, 5/20/35	3,392
732,636	GNMA #582100, 7.50%, 4/15/32	768
309,583	GNMA #592286, 7.50%, 1/15/33	325
4,792,635	GNMA #605099, 5.50%, 3/15/34	4,709
3,537,319	GNMA #616826, 5.50%, 1/15/35	3,475
448,555	GNMA #780619, 7.00%, 8/15/12	461
309,919	GNMA #780759, 6.50%, 4/15/13	317
670,369	GNMA #780852, 6.50%, 9/15/13	687
649,058	GNMA #780853, 9.00%, 1/15/10	667
1,095,403	GNMA #781324, 7.00%, 7/15/31	1,137
1,185,094	GNMA #781412, 6.50%, 2/15/17	1,215
812,491	GNMA #781445, 8.00%, 11/15/31	869
3,374,175	GNMA #781527, 6.00%, 11/15/32	3,389
1,767,709	GNMA #80013, 5.125%, 11/20/26	1,782
1,905,623	GNMA #80029, 4.375%, 1/20/27	1,918
713,713	GNMA #8006, 4.75%, 7/20/22	718
473,765	GNMA #80346, 5.13%, 11/20/29	477
470,386	GNMA #8041, 4.75%, 8/20/22	473
1,069,460	GNMA #80507, 4.375%, 4/20/31	1,072
2,735,426	GNMA #80546, 5.00%, 10/20/31	2,740
1,094,688	GNMA #80612, 4.50%, 6/20/32	1,104
469,502	GNMA #8062, 5.13%, 10/20/22	472
2,165,367	GNMA #81018, 5.00%, 8/20/34	2,183
579,049	GNMA #8228, 4.75%, 7/20/23	581
556,568	GNMA #8301, 5.13%, 10/20/23	559
1,006,397	GNMA #8302, 5.13%, 10/20/23	1,009
609,689	GNMA #8339, 5.13%, 12/20/23	612
421,471	GNMA #8867, 5.13%, 11/20/21	423
2,326,811	GNMA #8991, 5.125%, 10/20/26	2,340
756,160	GNMA 2002-24 FA, 5.41%, 4/16/32	764
495,529	GNMA 2002-24, 5.46%, 4/16/32	500
115,793	GNMA 2002-27 FA, 5.41%, 5/16/32	117
4,543,633	GNMA ARM #3584, 6.00%, 7/20/34	4,549
19,500,000	GNMA TBA, 5.00%, 5/1/36 (b)	18,683
26,150,000	GNMA TBA, 5.50%, 6/1/36 (b)	25,525
20,400,000	GNMA TBA, 6.00%, 5/1/36 (b)	20,477
7,400,000	GNMA TBA, 6.50%, 5/1/35 (b)	7,610
1,111,453	GNMA, 4.375%, 11/20/27	1,108
1,316,083	GNMA, 4.50%, 5/16/22	1,310
3,888,432	GNMA, 5.11%, 5/16/30	3,890
392,114	GNMA, 5.13%, 10/20/21	395
3,008,985	GNMA, 5.31%, 12/16/29	3,028
2,940,297	GNMA, 5.31%, 9/16/31	2,961
12,534	GNMA, 5.32%, 3/20/29	13

Principal or Shares	Security Description	Value (000)
998,393	GNMA, 5.36%, 11/16/29	$1,007
3,610,782	GNMA, 5.36%, 12/16/29	3,639
1,750,843	GNMA, 5.46%, 11/16/29	1,769
1,454,465	GNMA, 5.47%, 9/20/30	1,463
616,764	GNMA, 6.00%, 9/16/28	616
267,923	GNMA, 6.50%, 2/15/09	271
70,854	GNR 2000-26 F, 5.32%, 6/20/30	71
748,293	GNR 2000-9 FH, 5.41%, 2/16/30	756
828,186	GNR 2001-19, 5.41%, 5/16/31	835
767,500	GNR 2001-33 F, 5.37%, 7/20/31	774
2,248,357	GNR 2002-11, 5.42%, 2/20/32	2,272
169,492	GNR 2002-31 FW, 5.31%, 6/16/31	171
506,822	GNR 2002-4 FY, 5.36%, 1/16/32	511
2,718,609	GNR 2002-48 FT, 5.11%, 12/16/26	2,730
2,838,422	GNR 2002-76, 5.11%, 1/16/31	2,842
904,968	GNR 2002-76, 5.21%, 12/16/26	909
725,276	GNR 2003-1QK, 4.00%, 2/16/26	716

		171,822

U.S. Government Agency (3%)
3,400,000	FNMA Disc Note, 4.4531%, 6/21/06 (c)	3,377
U.S. Treasury (4%)
4,300,000	U.S. Treasury Bill, 4.52%, 8/17/06 (c)	4,240
Investment Company (2%)
2,156,417	Bunker Hill Money Market Fund *	2,156

Total (Cost - $184,515) (a) (167%)		181,595
Liabilities in excess of Other Assets (-67%)		(72,870)

Net Assets (100%)		$108,725

*	Affiliated investment.

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$100
Unrealized depreciation	(3,020)

Net unrealized depreciation	$(2,920)

(b)	Security purchased on a delayed delivery basis.

(c)	Discount rate at time of purchase

Open Future Contracts

Number of contracts Contract Type	Expiration Date	Current Value (000s)	Unrealized Appreciation (000s)
125 U.S. Treasury 2 Year Note Future	Jun-06	$25,467	$30

See notes to financial statements.

7	Paydenfunds

The Fund seeks a high level of total return that is consistent with the preservation of capital by generally investing in investment grade debt securities with no limit on the average portfolio maturity.

Credit Quality - percent of value
AAA	72%
AA	4%
A	9%
BBB	15%

Schedule of Investments - April 30, 2006

Principal or Shares	Security Description	Value (000)
Asset Backed (20%)
19,100,000	American Express Credit Account Master 144A, 4.89%, 1/15/09 (b)	$19,100
2,784,487	Ameriquest Mortgage Securities Inc., 5.17%, 3/25/35	2,787
645,763	Ameriquest Mortgage Securities Inc., 5.33%, 1/25/34	647
3,940,000	Bank One Issuance Trust, 3.45%, 10/15/11	3,761
8,000,000	Capital Auto Receivables Asset Trust, 4.93%, 9/15/08	8,000
8,100,000	Centex Home Equity, 5.13%, 3/25/35	8,104
2,683,678	Countrywide Asset-Backed Certificates, 5.31%, 12/25/34	2,686
2,085,997	Countrywide Asset-Backed Certificates, 5.31%, 9/30/34	2,088
48,254	Credit-Based Asset Servicing & Securities, 5.08%, 12/25/35	48
6,813,357	EMC Mortgage Loan Trust 144A, 5.43%, 5/25/40 (b)	6,817
80,221	First Franklin Mtg Loan Asset Backed Certificates, 5.24%, 1/25/35	80
3,000,000	Ford Credit Floorplan Master Owner Trust, 5.12%, 7/15/09	2,988
11,100,000	GE Dealer Floorplan Master Note Trust, 5.00%, 7/20/09	11,111
3,490,202	Los Angeles Arena Funding LLC 144A, 7.656%, 12/15/26 (b)	3,639
1,000,000	MBNA Credit Card Master Note Trust, 3.65%, 3/15/11	965
2,358,217	Morgan Stanley ABS Capital, 5.26%, 5/25/34	2,361
6,500,000	Nissan Master Owner Trust Receivables, 4.96%, 9/15/08	6,505
11,400,000	Nomura Asset Securities Corp., 6.59%, 3/15/30	11,640
8,734,851	Option One Mortgage Loan Trust, 5.20%, 2/25/35	8,746
91,132	SLM Student Loan Trust, 5.06%, 6/15/16	91
5,000,000	Superior Wholesale Inventory Financing Trust 144A, 5.15%, 5/15/09 (b)	4,987
13,500,000	Volkswagon Credit Auto Master Trust, 4.94%, 7/20/10	13,499

		120,650

Corporate (16%)
768,000	Allergan Inc. 144A, 5.75%, 4/1/16 (b)	758
1,559,000	America Movil SA de CV, 5.75%, 1/15/15	1,489
636,000	Anadarko Finance Co., 7.50%, 5/1/31	719
702,000	Axa, 8.60%, 12/15/30	867
1,594,000	Bank of America Corp., 3.875%, 1/15/08	1,558
760,000	Bank of America Corp., 4.25%, 10/1/10	724
611,000	Bank Of America Corp., 4.75%, 8/1/15	568
1,425,000	Bear Stearns Co. Inc., 4.55%, 6/23/10	1,373
794,000	BHP Billiton Finance, 4.80%, 4/15/13	756
1,423,000	Boeing Capital Corp., 6.50%, 2/15/12	1,482
749,000	Boston Properties Inc., 6.25%, 1/15/13	766
740,000	Boston Scientific, 6.25%, 11/15/15	731
1,420,000	British Sky Broadcasting, 8.20%, 7/15/09	1,524
771,000	Cardinal Health Inc., 5.85%, 12/15/17	749
580,000	Cingular Wireless Services, 8.75%, 3/1/31	729
942,000	Cisco Systems Inc., 5.25%, 2/22/11	932

Principal or Shares	Security Description	Value (000)
2,383,000	CIT Group Co. of Canada, 4.65%, 7/1/10	$2,296
997,000	Citigroup Inc., 4.625%, 8/3/10	965
1,477,000	Citigroup Inc., 5.125%, 2/14/11	1,454
664,000	Citigroup Inc., 5.30%, 1/7/16	639
2,580,000	Codelco Inc., 5.50%, 10/15/13	2,516
776,000	Comcast Corp., 5.85%, 11/15/15	755
752,000	Comcast Corp., 6.50%, 11/15/35	720
800,000	DaimlerChrysler NA Holding Corp., 4.05%, 6/4/08	777
796,000	DaimlerChrysler NA Holding Corp., 4.875%, 6/15/10	768
747,000	DaimlerChrysler NA Holding, 6.50%, 11/15/13	759
568,000	Devon Financing Corp. ULC, 6.875%, 9/30/11	600
3,500,000	Dominion Resources Inc., 5.27%, 9/28/07	3,503
668,000	Dominion Resources Inc., 6.25%, 6/30/12	676
1,246,000	Dominion Resources Inc., 8.125%, 6/15/10	1,350
749,000	Encana Holdings Fin Corp., 5.80%, 5/1/14	745
818,000	EOP Operating LP, 4.75%, 3/15/14	750
2,490,000	Gaz Capital (Gazprom), 8.625%, 4/28/34	3,005
3,190,644	Gazstream SA, 5.625%, 7/22/13	3,152
1,369,000	General Electric Capital Corp., 5.00%, 1/8/16	1,294
796,000	Goldman Sachs Group Inc., 5.125%, 1/15/15	753
733,000	Goldman Sachs Group Inc., 6.125%, 2/15/33	706
1,402,000	Home Depot Inc., 5.40%, 3/1/16	1,366
537,000	HSBC Bank USA, 5.875%, 11/1/34	501
1,204,000	HSBC Finance Corp., 5.00%, 6/30/15	1,123
6,210,000	ICICI Bank Ltd. Singapore 144A, 5.75%, 11/16/10 (b)	6,122
1,049,000	International Lease Finance Corp., 5.125%, 11/1/10	1,026
673,000	JC Penney Corp., 7.95%, 4/1/17	756
1,198,000	JP Morgan Chase & Co., 3.625%, 5/1/08	1,158
940,000	JP Morgan Chase & Co., 4.60%, 1/17/11	903
801,000	JP Morgan Chase & Co., 4.75%, 3/1/15	744
633,000	Kellogg Co., 7.45%, 4/1/31	724
698,000	Keyspan Corp., 7.625%, 11/15/10	752
560,000	Kinder Morgan Ener Part, 5.125%, 11/15/14	524
689,000	Kowloon-Canton Railway, 8.00%, 3/15/10	746
644,000	Lennar Corp., 5.60%, 5/31/15	606
637,000	Metlife Inc., 5.00%, 6/15/15	597
804,000	Midamerican Energy Holdings 144A, 6.125%, 4/1/36 (b)	767
2,070,000	Morgan Stanley, 3.625%, 4/1/08	2,006
2,530,000	Morgan Stanley, 5.23%, 7/27/07	2,533
779,000	Morgan Stanley, 5.375%, 10/15/15	745
631,000	Newmont Mining Corp., 5.875%, 4/1/35	569
735,000	Nextel Communications, 6.875%, 10/31/13	754
785,000	Nisource Finance Corp., 5.40%, 7/15/14	750
990,000	Oracle Corp. 144A, 5.00%, 1/15/11 (b)	965
598,000	Pacific Gas & Electric, 6.05%, 3/1/34	572
693,000	Petro-Canada, 5.95%, 5/15/35	641
2,580,000	Petronas Capital Ltd., 7.875%, 5/22/22	3,004
702,000	Pulte Homes Inc., 7.875%, 8/1/11	755
726,000	Safeway Inc., 7.25%, 2/1/31	754
694,000	Schering-Plough Corp., 6.75%, 12/1/33	727
604,000	Simon Property Group LP, 6.375%, 11/15/07	612
621,000	SLM Corp., 5.45%, 4/25/11	617
410,000	Southwest Airlines Co., 5.125%, 3/1/17	373

Semi-Annual Report	8

Principal or Shares	Security Description	Value (000)
875,000	Sprint Capital Corp., 8.75%, 3/15/32	$1,086
1,655,000	Telecom Italia Capital, 4.875%, 10/1/10	1,591
1,718,000	Telecom Italia Capital, 5.25%, 11/15/13	1,620
1,452,000	Time Warner Inc., 6.875%, 5/1/12	1,515
1,044,000	Time Warner Inc., 7.70%, 5/1/32	1,141
390,000	Vale Overseas Ltd., 6.25%, 1/11/16	383
2,060,000	Vale Overseas Ltd., 8.25%, 1/17/34	2,287
640,000	Valero Energy Corp., 6.875%, 4/15/12	673
851,000	Wachovia Bank, 5.60%, 3/15/16	831
801,000	Wal-Mart Stores, 5.25%, 9/1/35	704
958,000	Waste Management Inc., 7.75%, 5/15/32	1,089
1,426,000	Wellpoint Inc., 6.80%, 8/1/12	1,506
724,000	Weyerhaeuser Co., 6.75%, 3/15/12	749
857,000	Wyeth, 4.375%, 3/1/08	841
770,000	Wyeth, 5.50%, 2/1/14	752

		95,468

Foreign Government (10%)
5,340,000	Bulgaria Government International Bond, 8.25%, 1/15/15	6,153
488,089	Croatia, 5.62%, 7/31/06	488
4,684,091	Croatia, 5.62%, 7/31/10	4,696
35,000,000	Egypt Treasury Bill, 0.00%, 9/26/06 (e)	5,878
6,270,000	Hutchison Whamp International Ltd., 6.25%, 1/24/14	6,327
27,340,000	Mexican Fixed Rate Bonds, 10.00%, 12/5/24 (e)	2,740
82,610,000	Mexican Fixed Rate Bonds, 8.00%, 12/19/13 (e)	7,241
64,030,000	Mexican Fixed Rate Bonds, 9.00%, 12/24/09 (e)	5,977
54,960,000	Republic of South Africa, 13.50%, 9/15/15 (e)	12,961
3,020,000	Republic of South Africa, 6.50%, 6/2/14	3,111
2,860,000	Russia Government International Bond, 5.00%, 3/31/30	3,099
2,970,000	South Africa Government International Bond, 7.375%, 4/25/12	3,182

		61,853

Mortgage Backed (57%)
1,259,000	Banc of America Commercial Mortgage Inc., 4.176%, 11/10/41	1,214
5,530,000	Banc of America Commercial Mortgage Inc., 4.50%, 7/10/43	5,332
7,600,000	Banc of America Large Loan 144A, 5.07%, 7/14/08 (b)	7,600
2,335,942	Bear Stearns ABS, 4.43%, 3/25/44	2,300
2,824,585	Bear Stearns ARM, 6.10%, 6/25/31	2,840
1,400,000	Bear Stearns Commercial Mortgage Securities, 6.46%, 10/15/36	1,460
5,062,576	Countrywide Alternative Loan Trust, 5.20%, 6/25/35	5,087
4,646,843	Countrywide Home Loans, 5.76%, 8/25/34	4,710
1,766,101	FNMA #670385, 6.50%, 9/1/32	1,803
6,289,155	FNMA #725423, 5.50%, 5/1/34	6,124
15,719,209	FNMA #725424, 5.50%, 4/1/34	15,307
3,803,131	FNMA #725425, 5.50%, 4/1/34	3,703
15,880,000	FNMA TBA, 5.00%, 5/1/36 (c)	15,016
20,720,000	FNMA TBA, 5.50%, 5/1/19 (c)	20,558
60,109,000	FNMA TBA, 5.50%, 5/1/36 (c)	58,362
55,870,000	FNMA TBA, 6.00%, 5/1/36 (c)	55,608
10,550,000	FNMA TBA, 6.50%, 6/1/36 (c)	10,712
5,507,855	FNMA, 5.26%, 2/25/44	5,615
6,400,000	Global Signal Trust 144A, 5.45%, 2/15/36 (b)	6,321
1,414,928	GNMA #616826, 5.50%, 1/15/35	1,390
21,941,000	GNMA TBA, 5.50%, 6/1/36 (c)	21,415
2,030,000	GS Mortgage Securities Corp., 4.475%, 7/10/39	1,960
7,890,000	GS Mortgage Securities Corp., 4.75%, 7/10/39	7,366
6,900,000	GS Mortgage Securities Corp., 5.396%, 8/10/38	6,755
5,410,000	GS Mortgage Securities Corp., 5.51%, 4/10/38	5,411

Principal or Shares	Security Description	Value (000)
6,272,581	Interstar Millennium Trust, 4.98%, 12/8/36	$6,271
2,109,000	JP Morgan Chase Commercial Sec Corp., 5.02%, 8/12/37	2,078
5,720,000	LB-UBS Commercial Mortgage Trust, 4.821%, 4/15/30	5,600
8,900,000	Merrill Lynch Mortgage Trust, 4.556%, 5/12/43	8,603
5,310,000	Merrill Lynch Mortgage Trust, 5.42%, 11/12/37	5,143
112,585	Option One Mortgage Loan Trust, 5.50%, 6/25/32	113
6,172,399	PUMA Finance Ltd 144A, 4.92%, 8/9/35 (b)	6,185
6,740,000	Structured Asset Mortgage Investment Inc., 5.07%, 2/25/36	6,803
4,928,080	Structured Asset Mortgage Investments Inc., 5.90%, 12/27/35	5,020
4,298,222	Structured Asset Mortgage Investments Inc., 6.20%, 5/25/45	4,395
4,780,000	Wachovia Bank Commercial Mortgage Trust, 4.38%, 10/15/41	4,620
3,106,854	Washington Mutual, 4.38%, 12/25/32	3,052
3,514,565	Washington Mutual, 4.94%, 8/25/35	3,476
5,470,000	Washington Mutual, 5.2855%, 1/28/36	5,373
5,810,853	Wells Fargo MBS, 3.39%, 7/25/34	5,851

		346,552

U.S. Government Agency (4%)
13,920,000	FHLMC, 4.00%, 8/17/07	13,717
6,350,000	FHLMC, 4.125%, 10/18/10	6,067
1,670,000	FHLMC, 6.25%, 7/15/32	1,825
8,170,000	FNMA, 3.25%, 2/15/09	7,769

		29,378

U.S. Treasury (25%)
5,255,000	U.S. Treasury Bill, 4.45%, 6/8/06 (d)	5,230
8,270,000	U.S. Treasury Bill, 4.51%, 6/22/06 (d)	8,215
30,000,000	U.S. Treasury Bill, 4.52%, 8/17/06 (d)	29,581
8,170,000	U.S. Treasury Bond, 6.125%, 11/15/27	9,016
2,940,000	U.S. Treasury Bond, 6.25%, 8/15/23	3,249
448,000	U.S. Treasury Note, 3.00%, 2/15/09	426
14,220,000	U.S. Treasury Note, 3.125%, 10/15/08	13,650
15,070,000	U.S. Treasury Note, 3.875%, 9/15/10	14,459
61,310,000	U.S. Treasury Note, 4.00%, 2/15/15	56,807
301,000	U.S. Treasury Note, 4.25%, 8/15/13	287
6,300,000	U.S. Treasury Note, 4.50%, 2/15/16	6,025
8,300,000	U.S. Treasury Note, 4.50%, 2/15/36	7,459

		154,404

Investment Company (0%)
2,311,542	Bunker Hill Money Market Fund *	2,312

Total (Cost - $825,243) (a) (132%)		810,617
Liabilities in excess of Other Assets (-32%)		(197,434)

Net Assets (100%)		$613,183

*	Affiliated investment.

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$1,027
Unrealized depreciation	(15,653)

Net unrealized depreciation	$(14,626)

(b)	Security exempt from registration under rule 144(a) of the Securities Act of 1933.

9	Paydenfunds

(c)	Security was purchased on a delayed delivery basis.

(d)	Discount rate at time of purchase.

(e)	Par in local currency

Open Swap Contracts (000s)

Contract Type	Expiration Date	Notional Principal	Unrealized (Depreciation)
CenturyTel, Inc Credit Default Swap	Mar-11	$5,630	$(37)
CenturyTel, Inc Credit Default Swap	Mar-11	14,000	(143)
CenturyTel, Inc Credit Default Swap	Mar-11	5,630	(62)
CenturyTel, Inc Credit Default Swap	Mar-11	5,730	(84)
CenturyTel, Inc Credit Default Swap	Mar-11	5,770	(85)
Japan Interest Rate Swap	Apr-11	3,760,000	(1)
Japan Interest Rate Swap	Apr-26	1,160,000	(80)
Mrk Credit Default Swap	Jun-11	9,580	(1)

		$4,966,340	$(493)

Open Future Contracts

Number of contracts	Contract Type	Expiration Date	Current Value (000s)	Unrealized Appreciation (000s)
50	U.S. Treasury 10 Year Note Future	Jun-06	$5,279	$24

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Contract Price	Contract Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Asset:
6/22/2006	Euro (Buy 9,871)	1.2267	$12,504	$250
6/9/2006	Japanese Yen (Buy 743,989)	113.0270	6,582	225
5/15/2006	Russian Ruble (Buy 349,280)	27.1448	12,867	389
5/17/2006	South Korean Won (Buy 6,233,909)	942.4833	6,614	119

				$983

Liability:
6/22/2006	British Pound (Sell 6,806)	1.8240	$12,414	$(203)
5/15/2006	Euro (Sell 4,194)	1.2637	5,301	(305)
5/11/2006	Mexican New Peso (Sell 184,531)	11.0581	16,687	63
5/18/2006	South African Rand (Sell 78,089)	6.0025	13,009	(272)

				$(717)

See notes to financial statements.

Semi-Annual Report	10

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in investment grade income producing securities from U.S. and foreign issuers with no limit on the average portfolio maturity.

Credit Quality - percent of value
AAA	73%
AA	3%
A	8%
BBB	12%
BB or below	4%

Schedule of Investments - April 30, 2006

Principal or Shares	Security Description	Value (000)
Asset Backed (21%)
3,500,000	American Express Credit Account Master 144A, 4.89%, 1/15/09 (b)	$3,500
1,300,000	Capital Auto Receivables Asset Trust, 4.93%, 9/15/08	1,300
2,000,000	Centex Home Equity, 5.13%, 3/25/35	2,001
1,400,000	Countrywide Asset-Backed Certificates, 5.16%, 5/25/35	1,401
1,206,360	Credit-Based Asset Servicing & Securities, 5.08%, 12/25/35	1,207
1,443,586	EMC Mortgage Loan Trust 144A, 5.43%, 5/25/40 (b)	1,444
1,000,000	Ford Credit Floorplan Master Owner Trust, 5.12%, 7/15/09	996
2,300,000	GE Dealer Floorplan Master Note Trust, 5.00%, 7/20/09	2,302
1,032,313	Los Angeles Arena Funding LLC 144A, 7.656%, 12/15/26 (b)	1,076
519,431	Morgan Stanley ABS Capital, 5.26%, 5/25/34	520
1,898,881	Option One Mortgage Loan Trust, 5.20%, 2/25/35	1,901
2,700,000	Residential Asset Securities Corp., 5.15%, 5/25/34	2,701
1,789,772	Structured Asset Investment Loan Trust, 5.26%, 9/25/34	1,791

		22,140

Corporate (13%)
131,000	Allergan Inc. 144A, 5.75%, 4/1/16 (b)	129
266,000	America Movil SA de CV, 5.75%, 1/15/15	254
132,000	AmerisourceBergen Corp. 144A, 5.875%, 9/15/15 (b)	128
109,000	Anadarko Finance Co., 7.50%, 5/1/31	123
120,000	Axa, 8.60%, 12/15/30	148
266,000	Bank of America Corp., 3.875%, 1/15/08	260
127,000	Bank of America Corp., 4.25%, 10/1/10	121
103,000	Bank Of America Corp., 4.75%, 8/1/15	96
241,000	Bear Stearns Co. Inc., 4.55%, 6/23/10	232
133,000	BHP Billiton Finance, 4.80%, 4/15/13	127
246,000	Boeing Capital Corp., 6.50%, 2/15/12	256
126,000	Boston Properties Inc., 6.25%, 1/15/13	129
126,000	Boston Scientific, 6.25%, 11/15/15	124
240,000	British Sky Broadcasting, 8.20%, 7/15/09	258
130,000	Cardinal Health Inc., 5.85%, 12/15/17	126
102,000	Cingular Wireless Services, 8.75%, 3/1/31	128
151,000	Cisco Systems Inc., 5.25%, 2/22/11	149
398,000	CIT Group Co. of Canada, 4.65%, 7/1/10	383
167,000	Citigroup Inc., 4.625%, 8/3/10	162
250,000	Citigroup Inc., 5.125%, 2/14/11	246
112,000	Citigroup Inc., 5.30%, 1/7/16	108
130,000	Comcast Corp., 5.85%, 11/15/15	126
131,000	Comcast Corp., 6.50%, 11/15/35	125
134,000	DaimlerChrysler NA Holding Corp., 4.05%, 6/4/08	130
134,000	DaimlerChrysler NA Holding Corp., 4.875%, 6/15/10	129
125,000	DaimlerChrysler NA Holding, 6.50%, 11/15/13	127
95,000	Devon Financing Corp. ULC, 6.875%, 9/30/11	100
750,000	Dominion Resources Inc., 5.27%, 9/28/07	751

Principal or Shares	Security Description	Value (000)
114,000	Dominion Resources Inc., 6.25%, 6/30/12	$115
212,000	Dominion Resources Inc., 8.125%, 6/15/10	230
126,000	Encana Holdings Fin Corp., 5.80%, 5/1/14	125
141,000	EOP Operating LP, 4.75%, 3/15/14	129
440,000	Gaz Capital (Gazprom), 8.625%, 4/28/34	531
504,296	Gazstream SA, 5.625%, 7/22/13	498
94,000	General Electric Capital Corp., 5.00%, 1/8/16	89
135,000	Goldman Sachs Group Inc., 5.125%, 1/15/15	128
129,000	Goldman Sachs Group Inc., 6.125%, 2/15/33	124
238,000	Home Depot Inc., 5.40%, 3/1/16	232
92,000	HSBC Bank USA, 5.875%, 11/1/34	86
205,000	HSBC Finance Corp., 5.00%, 6/30/15	191
570,000	ICICI Bank Ltd. Singapore 144A, 5.75%, 11/16/10 (b)	562
176,000	International Lease Finance Corp., 5.125%, 11/1/10	172
114,000	JC Penney Corp., 7.95%, 4/1/17	128
200,000	JP Morgan Chase & Co., 3.625%, 5/1/08	193
168,000	JP Morgan Chase & Co., 4.60%, 1/17/11	161
138,000	JP Morgan Chase & Co., 4.75%, 3/1/15	128
108,000	Kellogg Co., 7.45%, 4/1/31	124
117,000	Keyspan Corp., 7.625%, 11/15/10	126
95,000	Kinder Morgan Ener Part, 5.125%, 11/15/14	89
119,000	Kowloon-Canton Railway, 8.00%, 3/15/10	129
108,000	Lennar Corp., 5.60%, 5/31/15	102
108,000	Metlife Inc., 5.00%, 6/15/15	101
132,000	Midamerican Energy Holdings 144A, 6.125%, 4/1/36 (b)	126
346,000	Morgan Stanley, 3.625%, 4/1/08	335
131,000	Morgan Stanley, 5.375%, 10/15/15	125
108,000	Newmont Mining Corp., 5.875%, 4/1/35	97
123,000	Nextel Communications, 6.875%, 10/31/13	126
133,000	Nisource Finance Corp., 5.40%, 7/15/14	127
166,000	Oracle Corp. 144A, 5.00%, 1/15/11 (b)	162
105,000	Pacific Gas & Electric, 6.05%, 3/1/34	100
119,000	Petro-Canada, 5.95%, 5/15/35	110
120,000	Pulte Homes Inc., 7.875%, 8/1/11	129
121,000	Safeway Inc., 7.25%, 2/1/31	126
118,000	Schering-Plough Corp., 6.75%, 12/1/33	124
101,000	Simon Property Group LP, 6.375%, 11/15/07	102
106,000	SLM Corp., 5.45%, 4/25/11	105
70,000	Southwest Airlines Co., 5.125%, 3/1/17	64
154,000	Sprint Capital Corp., 8.75%, 3/15/32	191
278,000	Telecom Italia Capital, 4.875%, 10/1/10	267
309,000	Telecom Italia Capital, 5.25%, 11/15/13	291
243,000	Time Warner Inc., 6.875%, 5/1/12	253
178,000	Time Warner Inc., 7.70%, 5/1/32	195
65,000	Vale Overseas Ltd., 6.25%, 1/11/16	64
108,000	Valero Energy Corp., 6.875%, 4/15/12	114
146,000	Wachovia Bank, 5.60%, 3/15/16	143
142,000	Wal-Mart Stores, 5.25%, 9/1/35	125
163,000	Waste Management Inc., 7.75%, 5/15/32	185
244,000	Wellpoint Inc., 6.80%, 8/1/12	258
125,000	Weyerhaeuser Co., 6.75%, 3/15/12	129
146,000	Wyeth, 4.375%, 3/1/08	143
131,000	Wyeth, 5.50%, 2/1/14	128

		14,112

11	Paydenfunds

Principal or Shares	Security Description	Value (000)
Foreign Government (11%)
440,000	Bulgaria Government International Bond, 8.25%, 1/15/15	$507
8,400,000	Egypt Treasury Bill, 0.00%, 9/12/06 (e)	1,415
5,010,000	Mexican Fixed Rate Bonds, 10.00%, 12/5/24 (e)	502
11,480,000	Mexican Fixed Rate Bonds, 8.00%, 12/19/13 (e)	1,006
10,830,000	Mexican Fixed Rate Bonds, 9.00%, 12/24/09 (e)	1,011
220,000	Mexico, 8.125%, 12/30/19	254
210,000	Republic of Brazil, 7.125%, 1/20/37	204
720,000	Republic of Indonesia 144A, 6.875%, 3/9/17 (b)	713
400,000	Republic of Philippines, 10.625%, 3/16/25	517
240,000	Republic of Philippines, 8.00%, 1/15/16	259
12,030,000	Republic of South Africa, 13.50%, 9/15/15 (e)	2,837
710,000	Republic of Turkey, 8.00%, 2/14/34	760
450,000	Republic of Venezuela, 8.50%, 10/8/14	504
560,000	Republic of Vietnam 144A, 6.875%, 1/15/16 (b)	576
480,000	Russia Government International Bond, 5.00%, 3/31/30	520

		11,585

Mortgage Backed (52%)
271,000	Banc of America Commercial Mortgage Inc., 4.176%, 11/10/41	261
1,110,000	Banc of America Commercial Mortgage Inc., 4.50%, 7/10/43	1,070
1,600,000	Banc of America Large Loan 144A, 5.07%, 7/14/08 (b)	1,600
1,073,880	Countrywide Alternative Loan Trust, 5.20%, 6/25/35	1,079
999,376	Countrywide Home Loans, 5.76%, 8/25/34	1,013
2,140,806	Countrywide Home Loans, 5.86%, 1/20/35	2,192
456,838	FNMA #670385, 6.50%, 9/1/32	466
1,296,097	FNMA #725423, 5.50%, 5/1/34	1,262
3,231,057	FNMA #725424, 5.50%, 4/1/34	3,146
781,717	FNMA #725425, 5.50%, 4/1/34	761
2,620,000	FNMA TBA, 5.00%, 5/1/36 (c)	2,478
3,490,000	FNMA TBA, 5.50%, 5/1/19 (c)	3,463
9,280,000	FNMA TBA, 5.50%, 5/1/36 (c)	9,010
9,160,000	FNMA TBA, 6.00%, 5/1/36 (c)	9,117
1,770,000	FNMA TBA, 6.50%, 6/1/36 (c)	1,797
1,061,196	GNMA #616826, 5.50%, 1/15/35	1,042
2,890,000	GNMA TBA, 5.50%, 6/1/36 (c)	2,821
390,000	GS Mortgage Securities Corp., 4.475%, 7/10/39	377
1,740,000	GS Mortgage Securities Corp., 4.75%, 7/10/39	1,624
1,190,000	GS Mortgage Securities Corp., 5.51%, 4/10/38	1,190
440,000	JP Morgan Chase Commercial Sec Corp., 5.02%, 8/12/37	433
1,140,000	LB-UBS Commercial Mortgage Trust, 4.821%, 4/15/30	1,116
1,160,000	Merrill Lynch Mortgage Trust, 5.42%, 11/12/37	1,124
1,150,000	Structured Asset Mortgage Investment Inc., 5.07%, 2/25/36	1,161
1,071,675	Structured Asset Mortgage Investments Inc., 5.90%, 12/27/35	1,092
1,044,799	Structured Asset Mortgage Investments Inc., 6.20%, 5/25/45	1,068
970,000	Wachovia Bank Commercial Mortgage Trust, 4.38%, 10/15/41	937
781,014	Washington Mutual, 4.94%, 8/25/35	772
1,200,000	Washington Mutual, 5.2855%, 1/28/36	1,179

		54,651

U.S. Government Agency (5%)
2,480,000	FHLMC, 4.00%, 8/17/07	2,444
1,210,000	FHLMC, 4.125%, 10/18/10	1,156
1,570,000	FNMA, 3.25%, 2/15/09	1,493

		5,093

Principal or Shares	Security Description	Value (000)
U.S. Treasury (26%)
885,000	U.S. Treasury Bill, 4.45%, 6/8/06 (d)	$881
2,720,000	U.S. Treasury Bill, 4.51%, 6/22/06 (d)	2,702
2,400,000	U.S. Treasury Bill, 4.52%, 8/17/06 (d)	2,366
2,120,000	U.S. Treasury Bond, 6.125%, 11/15/27	2,340
760,000	U.S. Treasury Bond, 6.25%, 8/15/23	840
74,000	U.S. Treasury Note, 3.00%, 2/15/09	70
470,000	U.S. Treasury Note, 3.125%, 10/15/08	451
3,860,000	U.S. Treasury Note, 3.875%, 9/15/10	3,703
10,030,000	U.S. Treasury Note, 4.00%, 2/15/15	9,293
71,000	U.S. Treasury Note, 4.25%, 8/15/13	68
2,660,000	U.S. Treasury Note, 4.50%, 2/15/16	2,554
1,920,000	U.S. Treasury Note, 4.50%, 2/15/36	1,725

		26,993

Investment Company (1%)
576,951	Bunker Hill Money Market Fund *	577

Total (Cost - $137,226) (a) (129%)		135,151
Liabilities in excess of Other Assets (-29%)		(30,424)

Net Assets (100%)		$104,727

*	Affiliated investment.

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$274
Unrealized depreciation	(2,349)

Net unrealized depreciation	$(2,075)

(b)	Security exempt from registration under rule 144(a) of the Securities Act of 1933.

(c)	Security was purchased on a delayed delivery basis.

(d)	Discount rate at time of purchase.

(e)	Par in local currency

Open Forward Currency Contracts to USD

Delivery Date	Currency	Contract Price	Contract Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Asset:
6/22/2006	Euro (Buy 1,677)	1.2267	$2,124	$43
6/9/2006	Japanese Yen (Buy 145,432)	113.0270	1,287	44
5/15/2006	Russian Ruble (Buy 76,668)	27.1448	2,824	85
5/17/2006	South Korean Won (Buy 1,425)	942.4833	1,425	26
5/11/2006	Turkish Lira (Buy 1,877)	1.3781	1,415	28

			$9,075	$226

Liability:
8/9/2006	Brazilian Real (Sell 2,900)	2.1444	$1,352	$(58)
5/15/2006	Euro (Sell 921)	1.2940	1,164	(67)
6/22/2006	British Pound (Sell 1,156)	1.8240	2,109	(34)
5/11/2006	Mexican New Peso (Sell 29,225)	11.0581	2,643	10
5/18/2006	South African Rand (Sell 17,093)	6.0025	2,848	(60)

			$10,116	$(209)

Semi-Annual Report	12

Open Future Contracts

Number of contracts	Contract Type	Expiration Date	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
54	U.S. Treasury 10 Year Note Future	Jun-06	$5,701	$(43)
53	Canadian 10 Year Bond Future	Jun-06	5,222	87

			$10,923	$44

Open Swap Contracts (000s)

Contract Type	Expiration Date	Notional Principal	Unrealized Appreciation (Depreciation)
Brazil Total Return Swap	Aug-06	$4,000	$15
CenturyTel, Inc Credit Default Swap	Mar-11	1,230	(8)
CenturyTel, Inc Credit Default Swap	Mar-11	3,000	(31)
CenturyTel, Inc Credit Default Swap	Mar-11	1,210	(13)
CenturyTel, Inc Credit Default Swap	Mar-11	1,230	(17)
CenturyTel, Inc Credit Default Swap	Mar-11	1,230	(17)
Japan Interest Rate Swap	Apr-11	650,000	0
Japan Interest Rate Swap	Apr-26	200,000	(18)

		$861,900	$(89)

See notes to financial statements.

13	Paydenfunds

The Fund seeks high current income and capital appreciation by generally investing in below investment grade income producing securities of U.S. and foreign issuers with no limit on the average portfolio maturity.

Credit Quality - percent of value
AAA	1%
BBB	2%
BB	41%
B	54%
CCC	2%

Schedule of Investments - April 30, 2006

Principal or Shares	Security Description	Value (000)
Communications (20%)
17,500,000	America Movil SA de CV, 9.00%, 1/15/16 (c)	$1,549
2,400,000	Charter Comm Opt LLC/CAP. 144A, 8.00%, 4/30/12 (b)	2,412
600,000	Cincinnati Bell Inc., 8.375%, 1/15/14	614
2,530,000	Citizens Communications, 6.25%, 1/15/13	2,457
3,625,000	CSC Holdings Inc., 8.125%, 07/15/09	3,761
2,535,000	Dex Media Inc., 8.00%, 11/15/13	2,602
2,440,000	DirecTV Holdings/Finance, 8.375%, 3/15/13	2,608
2,280,000	Dobson Cellular Systems, 8.375%, 11/1/11	2,417
2,695,000	Echostar DBS Corp., 6.625%, 10/1/14	2,597
1,850,000	Hanaro Telecom Inc. 144A, 7.00%, 2/1/12 (b)	1,813
1,875,000	Houghton Mifflin Co., 8.25%, 2/1/11	1,941
2,365,000	Intelsat Sub Hld Co. Ltd., 8.625%, 1/15/15	2,460
1,805,000	Lamar Media Corp., 7.25%, 1/1/13	1,810
4,215,000	Liberty Media Corp., 5.70%, 5/15/13	3,922
2,050,000	Media News Group Inc., 6.375%, 4/1/14	1,814
2,475,000	Mediacom LLC/Mediacom Capital Corp., 9.50%, 1/15/13	2,531
4,155,000	Qwest Communications Int, 7.50%, 2/15/14	4,186
3,700,000	Rogers Wireless Inc., 6.375%, 3/1/14	3,645
1,470,000	Scholastic Corp., 5.00%, 4/15/13	1,273
610,000	Sinclair Broadcast Group, 8.00%, 3/15/12	621
1,990,000	Videotron Ltee , 6.375%, 12/15/15	1,950
2,700,000	Warner Music Group, 7.375%, 4/15/14	2,660

		51,643

Consumer Cyclicals (22%)
43,483	Air 2 US 144A, 8.027%, 10/1/19 (b)	43
2,315,000	Boyd Gaming Corp., 7.75%, 12/15/12	2,402
460,000	Brookstone Company Inc. 144A, 12.00%, 10/15/12 (b)	400
1,385,000	Carrols Corp., 9.00%, 1/15/13	1,406
1,415,000	Dominos Inc., 8.25%, 7/1/11	1,465
1,605,000	Ford Motor Co., 7.45%, 7/16/31	1,172
3,175,000	Ford Motor Credit Co., 7.00%, 10/1/13	2,794
1,330,000	General Motors Acceptance Corp., 5.125%, 5/9/08	1,256
1,245,000	General Motors Acceptance Corp., 7.25%, 3/2/11	1,190
970,000	General Motors Acceptance Corp., 8.00%, 11/1/31	920
1,700,000	General Motors Corp., 7.20%, 1/15/11	1,339
760,000	General Motors Corp., 8.375%, 7/15/33	566
1,200,000	Herbst Gaming Inc., 8.125%, 6/1/12	1,248
1,170,000	Host Marriott LP, 7.125%, 11/1/13	1,188
1,235,000	Isle of Capri Casinos, 7.00%, 3/1/14	1,213
1,985,000	Jostens IH Corp., 7.625%, 10/1/12	1,970
1,925,000	K2 Inc., 7.375%, 7/1/14	1,925
1,265,000	KB Home & Broad Home Corp., 6.375%, 8/15/11	1,248
2,015,000	Landry’s Restaurants Inc., 7.50%, 12/15/14	1,934
1,935,000	Leslie’s Poolmart, 7.75%, 2/1/13	1,935
635,000	MGM Mirage Inc. 144A, 6.75%, 4/1/13 (b)	625
4,650,000	MGM Mirage Inc., 6.00%, 10/1/09	4,586
1,975,000	Mohegan Tribal Gaming, 6.125%, 2/15/13	1,918
860,000	National Pizza 144A, 9.50%, 5/1/14 (b)	869
1,776,000	Nectar Merger Corp., 7.75%, 2/15/14	1,752
1,275,000	Neiman Marcus Group Inc. 144A, 9.00%, 10/15/15 (b)	1,355
470,000	Penney (JC) & Co., 8.00%, 3/1/10	505
1,835,000	Petro Stopping Center, 9.00%, 2/15/12	1,856

Principal or Shares	Security Description	Value (000)
850,000	Phillips Van-Heusen, 7.25%, 2/15/11	$854
1,285,000	San Pasqual Casino 144A, 8.00%, 9/15/13 (b)	1,298
1,210,000	Sealy Mattress Co., 8.25%, 6/15/14	1,271
1,300,000	Station Casinos, 6.50%, 2/1/14	1,264
660,000	Tenneco Inc., 8.625%, 11/15/14	668
650,000	The Restaurant Co., 10.00%, 10/1/13	611
1,720,000	Town Sports International, 9.625%, 4/15/11	1,810
1,807,000	TRW Automotive Inc., 9.375%, 2/15/13	1,943
1,140,000	United Auto Group Inc., 9.625%, 3/15/12	1,213
1,980,000	Victoria Acquisition 144A, 7.875%, 10/1/14 (b) (c)	2,740
1,970,000	Wynn Las Vegas LLC/Corp., 6.625%, 12/1/14	1,916

		56,668

Consumer Non-Cyclicals (8%)
1,635,000	Acco Brands Corp., 7.625%, 8/15/15	1,553
1,810,000	Ahold Finance USA Inc., 6.25%, 5/1/09	1,812
440,000	American Achievement Corp., 8.25%, 4/1/12	447
180,000	Central Garden & Pet Co., 9.125%, 2/1/13	191
2,010,000	Cenveo Corp., 7.875%, 12/1/13	1,945
1,810,000	Chaoda Modern Agriculture 144A, 7.75%, 2/8/10 (b)	1,810
1,790,000	Dole Foods Co., 8.625%, 5/1/09	1,768
485,000	Elizabeth Arden Inc., 7.75%, 1/15/14	493
1,055,000	Hertz Corp. 144A, 8.875%, 1/1/14 (b)	1,121
2,025,000	Norcross Safety Products, 9.875%, 8/15/11	2,121
650,000	Rent-A-Center, 7.50%, 5/1/10	648
400,000	RJ Reynolds Tobacco Holding, 6.50%, 6/1/07	401
1,140,000	RJ Reynolds Tobacco Holding, 7.25%, 6/1/12	1,163
100,000	RJ Reynolds Tobacco Holdings ,6.50%, 7/15/10	100
1,885,000	Smithfield Foods Inc., 8.00%, 10/15/09	1,932
1,845,000	Stater Brothers Holdings, 8.125%, 6/15/12	1,845
630,000	Stripes/Susser Financial 144A, 10.625%, 12/15/13 (b)	669
2,475,000	United Rentals, 6.50%, 2/15/12	2,426

		22,445

Energy (12%)
1,215,000	Allegheny Energy Supply, 7.80%, 3/15/11	1,285
620,000	Amerigas Partner/Eagle Finance, 7.125%, 5/20/16	614
1,285,000	Arch Western Finance, 6.75%, 7/1/13	1,272
580,000	Atlas Pipeline Partners 144A, 8.125%, 12/15/15 (b)	599
530,000	Basic Energy Services 144A, 7.125%, 4/15/16 (b)	523
3,455,000	Chesapeake Energy Corp., 6.875%, 1/15/16	3,403
2,350,000	CMS Energy Corp., 7.50%, 1/15/09	2,406
1,920,000	Colorado Interstate Gas 144A, 6.80%, 11/15/15 (b)	1,921
157,464	Dresser, Inc., Term Loan, 4.46%, 4/10/09	160
1,055,000	El Paso Corp., 7.75%, 1/15/32	1,047
2,710,000	El Paso Production Holding, 7.75%, 6/1/13	2,795
1,270,000	Energy Partners Ltd., 8.75%, 8/1/10	1,299
1,140,000	Kerr-Mcgee 6.875%, 9/15/11	1,188
1,750,000	MSW Energy Holdings, 7.375%, 9/1/10	1,798
700,000	MSW Energy Holdings, 8.50%, 9/1/10	739
1,215,000	NRG Energy Inc., 7.375%, 2/1/16	1,226
1,265,000	Pacific Energy, 7.125%, 6/15/14	1,278
1,275,000	Peabody Energy Corp., 6.875%, 3/15/13	1,285
1,220,000	Pogo Producing Co., 6.625%, 3/15/15	1,183
1,140,000	Sierra Pacific Resources, 8.625%, 3/15/14	1,234

Semi-Annual Report	14

Principal or Shares	Security Description	Value (000)
585,000	Targa Resources Inc. 144A, 8.50%, 11/1/13 (b)	$592
150,000	Teco Energy Inc., 6.125%, 5/1/07	150
2,505,000	Teco Energy Inc., 7.20%, 5/1/11	2,599

		30,596

Financial (2%)
1,500,000	Citigroup (JSC Kazkommer) 144A, 7.375%, 4/7/14 (b)	1,517
1,500,000	FS Funding , 3.51% ,5/15/16	1,892
1,400,000	Residential Capital 144A, 6.90%, 4/17/09 (b)	1,399
1,500,000	Residential Capital, 6.50%, 4/17/13	1,495

		6,303

Foreign Government (1%)
1,080,000	Republic of Vietnam 144A, 6.875%, 1/15/16 (b)	1,112
Healthcare (10%)
490,000	Alliance Imaging, 7.25%, 12/15/12	426
1,345,000	AmerisourceBergen Corp. 144A, 5.875%, 9/15/15 (b)	1,306
2,030,000	Bio-Rad Laboratories Inc., 6.125%, 12/15/14	1,939
400,000	Concentra Operating Corp., 9.50%, 8/15/10	417
2,595,000	Davita Inc., 6.625%, 3/15/13	2,563
4,845,000	HCA Inc., 7.875%, 2/1/11	5,076
1,250,000	Omnicare Inc., 6.875%, 12/15/15	1,236
2,230,000	Select Medical Corp., 7.625%, 2/1/15	2,013
1,745,000	Service Corp. Intl., 7.70%, 4/15/09	1,789
1,520,000	Tenet Healthcare Corp., 6.50%, 6/1/12	1,395
3,720,000	Triad Hospitals Inc., 7.00%, 11/15/13	3,632
1,255,000	Universal Hospital Services 144A, 10.125%, 11/1/11 (b)	1,296
2,445,000	US Oncology Inc., 9.00%, 8/15/12	2,592
1,200,000	Ventas Realty LP/Ventas Capital Corp, 9.00%, 5/1/12	1,328

		27,008

Industrial (10%)
2,700,000	Allied Waste North America, 6.125%, 2/15/14	2,579
1,775,000	Ball Corp., 6.875%, 12/15/12	1,793
1,800,000	Bombardier Inc. 144A, 6.75%, 5/1/12 (b)	1,724
600,000	C&M Finance Ltd. 144A, 8.10%, 2/1/16 (b)	593
1,700,000	Case New Holland Inc., 9.25%, 8/1/11	1,806
2,375,000	Corrections Corp., 7.50%, 5/1/11	2,405
570,000	Covalence Specialty Mate 144A, 10.25%, 3/1/16 (b)	587
500,000	Delhaize America Inc., 8.125%, 4/15/11	539
620,000	DRS Technologies Inc., 6.625%, 2/1/16	614
1,905,000	Geo Group Inc., 8.25%, 7/15/13	1,938
1,440,000	Interpublic Group Co. Inc., 6.25%, 11/15/14	1,195
1,925,000	K&F Acquisition Inc., 7.75%, 11/15/14	1,968
1,300,000	L-3 Communications Corp. 144A, 5.875%, 1/15/15 (b)	1,222
1,500,000	Nell Af Sarl 144A, 8.375%, 8/15/15 (b)	1,487
500,000	P.H. Glatfelter 144A, 7.125%, 5/1/16 (b)	502
2,000,000	Plastipak Holdings Inc. 144A, 8.50%, 12/15/15 (b)	2,020
595,000	Polyone Corp., 10.625%, 5/15/10	643
885,000	Sequa Corp., 9.00%, 8/1/09	951
1,735,000	Williams Scotsman Inc., 8.50%, 10/1/15	1,783

		26,349

Materials (4%)
680,000	Abitibi-Consolidated Inc., 7.75%, 6/15/11	673
1,265,000	Bowater Inc., 6.50%, 6/15/13	1,173
1,765,000	Equistar Chemicals LP, 8.75%, 2/15/09	1,847
1,190,000	Georgia-Pacific Corp., 8.125%, 5/15/11	1,235
650,000	Ineos Group Holdings Plc 144A, 8.50%, 2/15/16 (b)	618
1,065,000	Nalco Co., 7.75%, 11/15/11	1,070
2,320,000	Owens-Brockway Glass, 8.25%, 5/15/13	2,384
1,850,000	Vedanta Resources 144A, 6.625%, 2/22/10 (b)	1,815

		10,815

Principal or Shares	Security Description	Value (000)
Technology (3%)
1,200,000	Avago Technologies Finance 144A, 10.125%, 12/1/13 (b)	$1,299
1,320,000	Lucent Technologies, 5.50%, 11/15/08	1,307
2,320,000	Sungard Data Systems Inc. 144A, 9.125%, 8/15/13 (b)	2,477
2,625,000	Unisys Corp., 6.875%, 3/15/10	2,520
1,170,000	Xerox Corp., 6.875%, 8/15/11	1,189

		8,792

Utilities (6%)
3,535,000	Edison Mission Energy, 7.73%, 6/15/09	3,619
1,190,000	Mirant North America LLC. 144A, 7.375%, 12/31/13 (b)	1,194
3,470,000	PSEG Energy Holdings, 8.50%, 6/15/11	3,713
1,965,000	TXU Corp., 5.55%, 11/15/14	1,826
730,000	TXU Corp., 6.55%, 11/15/34	655
1,500,000	Williams Cos 144A, 6.375%, 10/1/10 (b)	1,496
2,450,000	Williams Cos Inc., 7.125%, 9/1/11	2,507

		15,010

Investment Company (1%)
1,889,280	Bunker Hill Money Market Fund *	1,889

Total (Cost - $261,246) (a) (99%)		258,630
Other Assets, net of Liabilities (1%)		3,241

Net Assets (100%)		$261,871

*	Affiliated investment.

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$1,841
Unrealized depreciation	(4,457)

Net unrealized depreciation	$(2,616)

(b)	Security exempt from registration under rule 144(a) of the Securities Act of 1933.

(c)	Par in local currency

Open Forward Currency Contracts to USD

Delivery Date	Currency	Contract Price	Contract Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Assets:
6/22/2006	Euro (Buy 4,175)	1.2667	$5,229	$106
6/9/2006	Japanese Yen (Buy 306,304)	113.0269	2,710	92
5/17/2006	South Korean Won (Buy 2,360,021)	942.4833	2,504	45

			$10,443	$243

Liability:
5/5/2006	Euro (Sell 2,204)	1.2628	$2,783	$(68)
6/22/2006	British Pound (Sell 2,879)	1.8239	5,251	(85)
5/11/2006	Mexican New Peso	11.0581	1,626	6

			$9,660	$(147)

15	Paydenfunds

Open Swap Contracts (000s)

Contract Type	Expiration Date	Notional Principal	Unrealized Appreciation (Depreciation)

AES Credit Default Swap	Jun - 11	$3,500	$(4)
Brazil (LTN) Credit Linked Swap	Jul - 06	5,250	237
CenturyTel, Inc. Credit Default Swap	Mar - 11	2,180	(32)
CenturyTel, Inc. Credit Default Swap	Mar - 11	2,100	(31)
CenturyTel, Inc. Credit Default Swap	Mar - 11	2,190	(14)
CenturyTel, Inc. Credit Default Swap	Mar - 11	2,140	(23)
CenturyTel, Inc. Credit Default Swap	Mar - 11	5,460	(56)
IPG Credit Default Swap	Jun - 08	860	(3)
Lyondell Chemicals Credit Default Swap	Sep - 07	2,270	30
Turkey Total Return Swap	Jan - 07	2,800	(40)
Unisys Corp. Credit Default Swap	Dec - 06	225	3
Unisys Corp. Credit Default Swap	Dec - 07	1,750	10

		$30,725	$77

See notes to financial statements.

Semi-Annual Report	16

The Fund seeks income that is exempt from federal income tax and is consistent with preservation of capital by generally investing in investment grade municipal securities with an average portfolio maturity of five to ten years.

Credit Quality - percent of value
AAA	59%
AA	23%
A	11%
BBB	6%
Unrated	1%

Schedule of Investments - April 30, 2006

Principal or Shares	Security Description	Value (000)

General Obligation (42%)
500,000	Arlington County, VA, 5.00%, 5/15/11	$531
475,000	Bethlehem NY, 5.25%, 3/1/08 (b)	487
350,000	California State, 5.00%, 2/1/32	356
650,000	California State, 5.00%, 7/1/12	691
500,000	Dublin CA Unified School District, 5.00%, 8/1/21 (b)	519
600,000	Florida State Board of Education, 5.75%, 6/1/12	651
600,000	Georgia State, 5.00%, 3/1/13	641
700,000	Gilroy, CA Unified School Dist., 5.25%, 8/1/19 (b)	748
600,000	Glendale, AZ, 5.30%, 7/1/12	637
500,000	Montgomery County MD, 5.00%, 1/1/10	517
680,000	North Orange County Community College District, 0.00%, 8/1/25 (b)	265
500,000	Phoenix AZ, 5.00%, 7/1/12	531
370,000	Plano, TX, 5.00%, 9/1/15	391
5,000	Prince Georges County, MD, 5.50%, 5/15/13 (b)	5
500,000	Travis County, TX, 5.00%, 3/1/14	530

		7,500

Revenue (57%)
Airport/Port Revenue (2%)
400,000	Metropolitan DC Airport Authority, 5.375%, 10/1/14 (b)	424
Healthcare (2%)
400,000	Multnomah County, OR Hospital Facs Auth., 5.25%, 10/1/13	429
Industrial Development/Pollution Control (7%)
400,000	East Baton Rouge Parish, LA Pollution Control, 3.35%, 11/1/19	400
415,000	Golden State Tobacco Securitization Corp., 5.00%, 6/1/17	420
250,000	Tobacco Settlement Financing Corp., NY, 5.25%, 6/1/13	258
250,000	Union County, NJ Utilities Authority, 4.75%, 6/15/09	254

		1,332

Lease Revenue (12%)
355,000	California State Public Works, 5.00%, 11/1/18	371
700,000	California State Public Works, 5.25%, 6/1/13	745
250,000	Charleston, SC Education Excellence Fin. Corp., 5.00%, 12/1/09	259
530,000	Lancaster, SC Edl Assistance, 5.25%, 12/1/17	548
300,000	Laurens County, S C School District, 5.25%, 12/01/22	310

		2,233

Pre-Refunded (9%)
120,000	Kansas State Department of Transportation, 5.50%, 9/1/08	125
100,000	Lenior City, TN Electric System, 4.80%, 6/1/11 (b)	102
600,000	Oregon State Department Admin. Services Lottery Revenue, 5.75%, 4/1/14	640
500,000	Utah State Board of Regents, 5.50%, 8/1/15 (b)	541
150,000	Utica, NY Industrial Development Agency, 6.875%, 12/1/14	163

		1,571

Principal or Shares	Security Description	Value (000)
Tax-Backed Revenue (5%)
350,000	Florida State Dept. Environmental Protn Preservation, 5.00%, 7/1/12 (b)	$372
235,000	New Jersey Economic Development Auth., 5.00%, 6/15/07	237
240,000	Phoenix, AZ Civic Improvement Corp., 5.25%, 7/1/09	248

		857

Transportation (3%)
100,000	Los Angeles County, CA Transportation Authority, 5.00%, 7/1/09 (b)	104
380,000	Missouri State Highways & Trans Common, 5.00%, 5/1/15	406

		510

University Revenue (1%)
195,000	Richmond County, GA Dev Auth., 5.00%, 2/1/11	203
Water & Sewer (16%)
400,000	California State Department of Water Resources, 5.00%, 12/1/16 (b)	424
550,000	Dallas, TX Waterworks & Sewer System, 5.50%, 10/1/10	580
580,000	Los Angeles CA Water & Power, 5.00%, 7/1/10 (b)	610
335,000	New York City, NY Municipal Water Authority, 5.00%, 6/15/27 (b)	348
600,000	New York City, NY Municipal Water Authority, 5.25%, 6/15/15	638
205,000	Virginia State Resources Authority, 5.00%, 11/1/11	213

		2,813

Investment Company (0%)
33,068	Dreyfus Tax Exempt Cash Management Fund	33

Total (Cost - $17,965) (a) (99%)		17,905
Other Assets, net of Liabilities (1%)		240

Net Assets (100%)		$18,145

All of the securities are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$179
Unrealized depreciation	(239)

Net unrealized depreciation	$(60)

(b)	Timely payment of principal and interest is insured.

Open Future Contracts

Number of contracts	Contract Type	Expiration Date	Current Value (000s)	Unrealized Appreciation (000s)
7	U.S. Treasury 10 Year Note Future	June ‘06	$739	$1

17	Paydenfunds

The Fund seeks income that is exempt from federal and California income tax and is consistent with preservation of capital by generally investing in investment grade California municipal securities with an average portfolio maturity of five to ten years.

Credit Quality
AAA	61%
AA	16%
A	22%
BBB	1%

Schedule of Investments - April 30, 2006

Principal or Shares	Security Description	Value (000)
General Obligation (32%)
1,000,000	California State, 5.00%, 2/1/12	$1,052
500,000	California State, 5.00%, 2/1/20	516
650,000	California State, 5.00%, 2/1/32	660
830,000	California State, 5.00%, 6/1/14	879
1,100,000	Gilroy, CA Unified School Dist., 5.25%, 8/1/19 (b)	1,175
1,000,000	Los Angeles City, CA, 5.00%, 9/1/10	1,051
1,000,000	Los Angeles, CA Unified School District, 6.00%, 7/1/14 (b)	1,134
1,000,000	Newport Mesa, CA School District, 5.00%, 8/1/15	1,053
1,320,000	North Orange County Community College District, 0.00%, 8/1/25 (b)	515
1,000,000	Sacramento, CA City Unified School District, 5.75%, 7/1/15	1,082
450,000	San Carlos CA, School District, 0.00%, 10/1/18 (b)	244
600,000	San Francisco CA, City & Cnty Unified School Dist., 5.00%, 6/15/12 (b)	640
1,000,000	San Jose CA, Unified School District, 5.00%, 8/1/12 (b)	1,066

		11,067

Revenue (66%)
Airport/Port Revenue (5%)
1,000,000	San Diego, CA Port District, 5.00%, 9/1/13 (b)	1,047
550,000	San Jose, CA Airport Revenue, 5.25%, 3/1/16 (b)	579

		1,626

Electric & Gas (7%)
1,060,000	Glendale, CA Electric Works, 5.75%, 2/1/14 (b)	1,148
600,000	Los Angeles, CA Water & Power, 5.00%, 7/1/13 (b)	641
600,000	Sacramento, CA Municipal Utilities District, 5.00%, 8/15/28 (b)	618

		2,407

Healthcare (1%)
400,000	California Statewide Cmntys Development Authority, 2.30%, 4/1/34	394
Industrial Development/Pollution Control (3%)
400,000	California Statewide Cmntys, 4.10%, 4/1/28 (b)	400
450,000	Golden State Tobacco Securitization Corp., 5.00%, 6/1/17	455
250,000	Golden State Tobacco Securitization Corp., 5.75%, 6/1/22	260

		1,115

Lease Revenue (9%)
300,000	California State Public Works, 5.25%, 6/1/13	319
1,000,000	California State Public Works, 5.50%, 6/1/15	1,080
600,000	California State Public Works, 5.50%, 6/1/18	643
1,050,000	Orange County CA, 5.00%, 6/1/14 (b)	1,123

		3,165

Pre-Refunded (14%)
500,000	California Educational Facilities Authority, 5.75%, 9/1/26 (b)	513
1,200,000	California State Dept. of Water, 5.375%, 5/1/22 (b)	1,313
310,000	Cerritos CA, Community College District, 5.00%, 8/1/25 (b)	334
55,000	Contra Costa County, CA, 5.125%, 8/1/11	58
500,000	El Monte CA, School District, 5.375%, 5/1/22 (b)	548

Principal or Shares	Security Description	Value (000)
1,000,000	Los Gatos, CA School District, 5.00%, 6/1/27 (b)	$1,076
500,000	Puerto Rico Infrastructure Financing Authority SPL, 5.50%, 10/1/17	538
550,000	Sacramento CA, City Financing Auth., 5.00%, 12/1/28 (b)	589

		4,969

Resource Recovery (3%)
1,000,000	Sacramento County, CA Sanitation District, 6.00%, 12/1/15	1,089
Tax Allocation (2%)
195,000	Contra Costa County, CA, 5.125%, 8/1/11	200
160,000	San Dimas, CA Redevelopment Agency Tax Allocation, 6.75%, 9/1/16 (b)	162
300,000	Irvine, CA Improvement Board, 3.75%, 9/2/22 (b)	300

		662

Tax-Backed Revenue (6%)
1,100,000	California State Economic Recovery, 5.25%, 7/1/12	1,181
1,000,000	Los Angeles, CA Public Works, 5.00%, 10/1/12 (b)	1,065

		2,246

Transportation (6%)
1,000,000	Puerto Rico Highway and Transportation Authority, 5.50%, 7/1/15 (b)	1,103
1,000,000	San Mateo County, CA Transit District, 5.50%, 6/1/17 (b)	1,124

		2,227

University Revenue (4%)
200,000	California Educational Facilities Authority, 5.70%, 10/1/11 (b)	219
1,100,000	University of CA, 5.00%, 5/15/11 (b)	1,166
150,000	Utica, NY Industrial Development Agency, 6.875%, 12/1/14	163

		1,548

Water & Sewer (6%)
500,000	Los Angeles CA, Dept. of Water & Power, 5.00%, 7/1/13 (b)	536
1,000,000	Metropolitan Water District Southern CA, 5.00%, 7/1/2011 (b)	1,063
500,000	California Infrastructure & Economic Development Bank, 3.71%, 4/1/42 (b)	501

		2,100

Investment Company (1%)
171,409	Dreyfus State Tax Exempt	171

Total ( Cost - $34,478) (a) (99%)		34,786
Other Assets, net of Liabilities (1%)		199

Net Assets (100%)		$34,985

Semi-Annual Report	18

All of the securities are held by the custodian in a segregated account.

(a)	Unrealized appreciation ( depreciation ) of securities is as follows :

Unrealized appreciation	$698
Unrealized depreciation	(390)

Net unrealized appreciation	$308

(b)	Timely payment of principal and interest is insured.

Open Future Contracts

Number of contracts	Contract Type	Expiration Date	Current Value (000s)	Unrealized Appreciation (000s)
14	U.S. Treasury 10 Year Note Future	June-06	$1,478	$2

See notes to financial statements.

19	Paydenfunds

The Fund seeks growth of capital and some current income by generally investing half its assets in large cap value stocks and the balance in exchange traded funds. Up to 20% may be in foreign corporations.

Portfolio Holdings - percent of value
Index Funds	43%
Financial	20%
Cash	8%
Energy	8%
Consumer Discretionary	6%
Other	15%

Schedule of Investments - April 30, 2006

Principal or Shares	Security Description	Value (000)
Common Stocks (49%)
Consumer Discretionary (6%)
15,600	Comcast Corp. (b)	$483
22,800	Mattel Inc	369
14,600	McDonald's Corp.	505
31,000	Time Warner Inc.	539
14,200	General Motors Corp.	325
8,400	Office Depot, Inc. (b)	341

		2,562

Consumer Staples (3%)
8,400	Altria Group, Inc.	615
9,300	Clorox Co.	597

		1,212

Energy (8%)
15,300	Chevron Corp.	934
11,700	ConocoPhillips	783
26,800	Exxon Mobil Corp.	1,691

		3,408

Financial (20%)
12,900	American International Group	842
28,700	Bank of America Corp.	1,433
7,300	Camden Property Trust	502
25,300	Citigroup Inc.	1,261
14,100	Independence Community Bank Corp.	592
20,900	JPMorgan Chase & Co.	948
7,500	Merrill Lynch & Co., Inc.	572
9,200	Morgan Stanley Co.	592
16,800	Wachovia Corp.	1,005
10,100	BRE Properties - Cl A	544

		8,291

Healthcare (2%)
30,700	Pfizer, Inc.	778
Industrial (4%)
6,500	Burlington Northern Santa Fe Corp.	517
11,500	Honeywell International Inc.	489
6,300	Deere & Co.	553

		1,559

Principal or Shares	Security Description	Value (000)
Technology (1%)
15,100	Hewlett-Packard Co.	$490
Telecommunication (4%)
20,700	AT&T Inc.	543
14,800	Sprint Corp.	367
25,700	Atmos Energy Corp.	682

		1,592

Utilities (1%)
15,100	Duke Energy Corp.	440

Total Common Stocks		20,332
Exchange Traded Funds (43%)
242,200	iShares Russell 1000 Value Index Fund	18,102
Investment Company (8%)
3,510,321	Bunker Hill Money Market Fund *	3,510

Total ( Cost-100%) ( a ) (38,879)		41,944
Other Assets, net of Liabilities (0%)		13

Net Assets (100%)		$41,957

*	Affiliated investment

(a)	Unrealized appreciation ( depreciation ) of securities is as follows:

Unrealized appreciation	$3,147
Unrealized depreciation	(82)

Net unrealized appreciation	$3,065

(b)	Non-income producing.

Open Future Contracts

Number of contracts	Contract Type	Expiration Date	Current Value (000s)	Unrealized Appreciation (000s)
54	S&P 500 EMINI	June-06	$3,553	$32

See notes to financial statements.

Semi-Annual Report	20

The Fund seeks a total return in excess of the S&P 500 Index by generally investing in U.S. dollar investment grade debt securities of any maturity and stock index futures and equity swap contracts.

Credit Quality - percent of value
AAA	63%
AA	3%
A	12%
BBB	17%
BB	5%

Schedule of Investments - April 30, 2006

Principal or Shares	Security Description	Value (000)
Bonds (94%)
Asset Backed (16%)
200,000	Aesop Funding LLC. 144A, 5.15%, 7/20/07 (b)	$200
550,000	Aicco Premium Finance Master Trust, 5.20%, 11/15/07	550
966,823	Argent Securities Inc., 5.20%, 5/25/35	967
238,744	Bear Stearns ABS, 5.58%, 6/25/43	242
159,147	Bear Stearns ABS, 7.25%, 6/25/43	164
48,092	Bear Stearns Mortgage Trust, 5.82%, 4/25/33	48
2,000,000	Centex Home Equity, 5.16%, 7/25/34	2,002
200,000	Chase Credit Card Master Trust, 5.10%, 5/15/09	200
49,455	Chase Funding Mortgage Loan, 5.29%, 11/25/32	50
116,902	Countrywide Asset-Backed Certificates, 5.24%, 4/25/34	117
1,104,357	Credit-Based Asset Servicing & Securities, 5.29%, 7/25/35	1,108
700,000	GE Dealer Floorplan Master Note Trust, 5.15%, 4/20/10	702
1,000,000	GMAC Mortgage Corp. Loan Trust, 5.11%, 2/25/36	1,001
531,257	Granite Mortgages PLC, 5.24%, 7/20/20	531
189,960	Granite Mortgages, 5.27%, 1/20/20	190
700,000	Long Beach Mortgage Loan Trust, 6.50%, 8/25/33	695
591,565	New Century Home Equity Loan Trust, 5.39%, 11/25/34	592
142,072	Option One Mortgage Loan Trust, 5.38%, 2/25/33	142
108,884	Option One Mortgage Loan Trust, 5.71%, 2/25/32	109
188,711	PUMA Finance Ltd., 4.94%, 8/8/34	188
1,000,000	Residential Asset Mortgage Products Inc., 5.23%, 12/25/33	1,002
216,455	Residential Asset Securities Corp., 5.27%, 12/25/33	217
105,921	Saxon Asset Securities Trust, 5.23%, 2/25/35	106
500,000	Structured Asset Investment Loan Trust, 5.46%, 9/25/34	504

		11,627

Corporate (29%)
165,000	Allied Waste North America, 8.50%, 12/1/08	174
500,000	America Movil SA de CV, 5.74%, 4/27/07	501
500,000	American Electric Power Co. Inc., 6.125%, 5/15/06	500
250,000	American Express, 5.50%, 9/12/06	250
350,000	Ameritrade Holding Corp., 4.93%, 12/31/12	351
175,000	AMC Entertainment Inc., 4.99%, 1/26/13	177
500,000	Centex Corp., 5.40%, 8/1/07	500
1,000,000	CIT Group Inc., 5.28%, 1/30/09	1,001
645,000	Conocophil, 5.13%, 4/9/09	645
670,000	Countrywide Financial Corp., 5.72%, 4/1/11	670
980,000	Deutsche Telekom International Finance, 5.12%, 3/23/09	980
750,000	Devon Energy Corp., 2.75%, 8/1/06	745
660,000	Dominion Resources Inc., 5.27%, 9/28/07	660
350,000	DRS Technologies Inc., 4.899%, 1/1/13	353
500,000	Duke Capital LLC, 4.302%, 5/18/06	500
750,000	Duke Reality Corp., 5.20%, 12/22/06	751
180,000	Echostar DBS Corp., 5.75%, 10/1/08	177

Principal or Shares	Security Description	Value (000)
160,000	General Motors Acceptance Corp., 5.125%, 5/9/08	$151
350,000	Georgia-Pacific Corp., 4.98%, 2/20/12	352
180,000	HCA Inc., 5.25%, 11/6/08	177
700,000	HSBC Finance Corp., 5.03%, 11/16/09	705
330,000	Hutchison Whamp International Ltd 144A, 5.45%, 11/24/10 (b)	326
171,398	Jarden Corp., 4.915%, 1/24/12	172
170,000	KB Home, 8.625%, 12/15/08	180
650,000	Lehman Brothers Holdings, 6.25%, 5/15/06	650
600,000	Lennar Corp. 144A, 5.27%, 8/20/07 (b)	600
600,000	Masco Corp. 144A, 5.12%, 3/9/07 (b)	600
180,000	MGM Mirage Inc., 6.00%, 10/1/09	178
900,000	Morgan Stanley, 5.35%, 1/15/10	904
500,000	Motorola Inc., 4.608%, 11/16/07	494
170,000	MSW Energy Holdings, 7.375%, 9/1/10	175
300,000	Nalco Co., 5.03%, 11/4/10	303
350,000	NRG Energy Inc., 6.741%, 2/1/13	354
755,000	Oracle Corp. 144A, 5.28%, 1/13/09 (b)	753
425,000	Progress Energy Inc., 5.14%, 11/14/08	425
170,000	PSEG Energy Holdings, 8.625%, 2/15/08	176
600,000	Public Service Enterprise, 5.31%, 9/21/08	601
175,000	Royal Caribbean Cruises, 7.00%, 10/15/07	178
470,000	Safeway Inc., 5.31%, 3/27/09	470
430,000	SBC Communications Inc., 4.95%, 11/14/08	431
35,000	Service Corp. Intl., 7.70%, 4/15/09	36
170,000	Smithfield Foods Inc., 8.00%, 10/15/09	174
650,000	Telecom Italia Capital, 5.63%, 2/1/11	654
310,000	Tyumen Oil 144A, 11.00%, 11/6/07 (b)	331
1,000,000	Union Pacific Corp., 6.70%, 12/1/06	1,007
185,000	Unisys Corp., 6.875%, 3/15/10	178
765,000	Vodafone Group Plc, 5.02%, 6/29/07	765

		21,435

Foreign Government (5%)
697,759	Brazil CLN, 6.00%, 5/15/2009	690
25,816	Croatia, 5.62%, 7/31/06	26
2,100,000	Egypt Treasury Bill, 0.00%, 9/12/06 (d)	354
2,100,000	Egypt Treasury Bill, 0.00%, 9/26/06 (d)	353
7,500,000	Mexican Fixed Rate Bonds, 9.00%, 12/24/09 (d)	700
160,000	Republic of Chile, 5.53%, 1/28/08	161
890,000,000	Republic of Colombia, 11.75%, 3/1/10 (d)	417
600,000	South Africa, 9.125%, 5/19/09	658

		3,359

Mortgage Backed (33%)
542,826	Banc of America Funding Corp., 6.32%, 6/20/35	553
750,000	Banc of America Large Loan 144A, 5.07%, 7/14/08 (b)	750
760,465	Bear Stearns ARM, 6.10%, 6/25/31	765
1,157,957	CMLTI 2004-OPT1 A2, 5.32%, 10/25/34	1,158
3,672,929	Countrywide Alternative Loan Trust, 1.50%, 6/25/34	18
1,065,324	Countrywide Home Loans, 5.76%, 8/25/34	1,080
613,662	Countrywide Home Loans, 5.91%, 5/25/34	624
14,895	Drexel Burnham Lambert CMO Trust, 5.58%, 5/1/16	15

21	Paydenfunds

Principal or Shares	Security Description	Value (000)
344,551	First Republic Mortgage Loan Trust, 5.30%, 11/15/32	$346
663,429	FNMA #661027, 5.91%, 7/1/27	665
286,248	FNMA #708712, 4.26%, 6/1/33	283
1,358,329	FNMA #847515, 3.61%, 2/1/34	1,345
374,725	FNMA #851299, 6.11%, 9/1/45	386
992,384	FNMA #865488, 5.785%, 2/1/36	1,026
1,478,073	FNMA, 5.26%, 2/25/44	1,507
128,012	GNMA 2002-24, 5.46%, 4/16/32	129
120,381	GNMA, 5.31%, 9/16/31	121
1,310,428	Harborview Mortgage Loan Trust, 5.10%, 1/19/35	1,315
74,496	Impac CMB Trust, 5.22%, 4/25/34	75
1,072,161	Impac CMB Trust, 5.38%, 9/25/34	1,075
435,616	Mellon Residential Funding Corp., 5.33%, 11/15/32	437
782,642	MLCC Mortgage Investors, Inc., 6.18%, 8/25/29	787
484,290	Morgan Stanley Mortgage Loan Trust, 6.01%, 7/25/34	490
385,707	Sequoia Mortgage Trust, 5.32%, 10/20/27	386
1,475,986	Structured Asset Mortgage Investments Inc., 5.27%, 12/25/35	1,478
210,327	Structured Asset Mortgage Investments Inc., 5.68%, 3/25/32	212
1,055,437	Structured Asset Mortgage Investments Inc., 5.90%, 12/27/35	1,075
463,935	Structured Asset Mortgage Investments Inc., 6.06%, 7/25/32	469
1,400,000	Structured Asset Mortgage Investments Inc., 6.256%, 5/25/36	1,430
800,401	Structured Asset Mortgage Investments Inc., 6.38%, 2/19/35	810
175,212	Structured Asset Securities Corp., 6.16%, 8/25/32	176
173,527	Thornburg Mortgage Securities Trust, 5.30%, 4/25/43	174
1,300,000	Washington Mutual, 4.828%, 5/25/46	1,300
731,017	Washington Mutual, 5.30%, 6/25/44	732
1,574,989	Wells Fargo MBS, 4.36%, 9/23/33	1,550

		24,742

U.S. Government Agency (11%)
2,000,000	FHLB Disc Note, 4.6771%, 5/10/06 (d)	1,998
6,000,000	FHLB Disc Note, 1%, 5/24/06 (d)	5,982

		7,980

Total Bonds		69,143

Investment Company (1%)
782,670	Bunker Hill Money Market Fund *	783
Exchange Traded Funds (6%)
33,800	S&P 500 Depository Receipt	4,436

Total (Cost - $74,407) (a) (101%)		74,362
Liabilities in excess of Other Assets (-1%)		(477)

Net Assets (100%)		$73,885

*	Affiliated investment.

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$157
Unrealized depreciation	(202)

Net unrealized depreciation	$(45)

(b)	Security is exempt from registration under rule 144(a) of the Securities Act of 1933.

(c)	Discount rate at time of purchase

(d)	Par in local currency

Open Future Contracts

Number of contracts	Contract Type	Expiration Date	Current Value (000s)	Unrealized Appreciation (000s)
212	S&P 500	Jun - 06	$69,743	$698

Open Swap Contracts (000s)

Contract Type	Expiration D ate	Notional Principal	Unrealized Appreciation (Depreciation)
IPG Credit Default Swap	Jun - 08	$220	$(1)
Merrill Lynch Interest Rate Swap	Mar - 09	850	3
Japan Interest Rate Swap	May - 08	430,000	(2)

		$431,070	$—

Open Forward Currency Contracts

Delivery Date	Currency (000s)	Contract Price	Contract Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Asset:
6/22/2006	Euro (Buy 594)	1.2267	$752	$14
6/9/2006	Japanese Yen (Buy 86,219)	113.0270	763	25
5/30/2006	Turkish Lira (Buy 903)	1.3304	679	14

			$2,194	$53

Liability:
6/22/2006	British Pound (Sell 410)	1.8240	$748	$(12)
5/11/2006	Mexican New Peso (Sell 8,002)	11.0581	724	3

			$1,472	$(9)

See notes to financial statements.

Semi-Annual Report	22

The Fund seeks long-term capital appreciation by generally investing in stocks of the 1,000 largest capitalized U.S. growth companies. Up to 20% may be in foreign corporations.

Portfolio Holdings - percent of value
Industrial	19%
Financial	16%
Healthcare	15%
Technology	13%
Energy	10%
Materials	8%
Other	19%

Schedule of Investments - April 30, 2006

Principal or Shares	Security Description	Value (000)
Common Stocks (95%)
Consumer Discretionary (7%)
12,000	Focus Media Holding Ltd. (b)	$725
29,300	Gildan Activewear, Inc. (b)	1,398
10,600	KB Home	653
27,600	Las Vegas Sands Corp. (b)	1,789
18,300	Office Depot, Inc. (b)	743

		5,308

Consumer Staples (2%)
38,200	Comanhia de Bebidas das Anericas-ADR (b)	1,769
Energy (10%)
14,200	Halliburton Co.	1,110
13,800	Helmerich & Payne, Inc.	1,004
22,100	National-Oilwell Varco, Inc. (b)	1,524
8,100	Occidental Petroleum Corp.	832
15,800	Peabody Energy Corp.	1,009
27,000	Valero Energy Corp.	1,748

		7,227

Financial (16%)
24,000	CB Richard Ellis Group, Inc. (b)	2,109
10,300	Franklin Resources, Inc.	959
9,400	Lehman Brothers Holdings, Inc.	1,421
27,600	Philadelphia Consolidated Holding Corp. (b)	914
20,400	Principal Financial Group, Inc.	1,047
20,600	Prudential Financial, Inc.	1,609
19,500	Public Storage	1,499
2,300	The Chicago Mercantile Exchange	1,053
26,550	W. R. Berkley Corp.	994

		11,605

Healthcare (15%)
12,300	Allergan, Inc.	1,263
21,300	AmerisourceBergen Corp.	919
48,400	Celgene Corp. (b)	2,041
25,500	DaVita, Inc. (b)	1,435
22,000	Gilead Sciences, Inc. (b)	1,265
29,300	ResMed, Inc. (b)	1,264
30,000	Teva Pharmaceutical Industries Ltd.-ADR	1,215
29,600	Thermo Electron Corp. (b)	1,141

		10,543

Industrial (19%)
19,600	Boeing Co.	1,636
20,500	Burlington Northern Santa Fe Corp.	1,630
22,700	C.H. Robinson Worldwide, Inc.	1,007
21,500	Caterpillar International	1,628
6,900	FedEx Corp.	794
12,500	Harsco Corp.	1,042
17,300	Joy Global, Inc.	1,136
28,300	Oshkosh Truck Corp.	1,732

Principal or Shares	Security Description	Value (000)
25,400	Precision Castparts Corp.	$1,600
23,400	United Technologies Corp.	1,470

		13,675

Materials (8%)
17,500	Allegheny Technologies	1,213
36,400	BHP Billiton Ltd.	1,658
14,600	Cemex Sa	986
6,900	Martin Marietta Materials, Inc.	733
25,800	Praxair, Inc.	1,448

		6,038

Technology (13%)
17,000	Apple Computer, Inc. (b)	1,197
28,200	Citrix Systems, Inc. (b)	1,126
26,500	Cognizant Technology Solutions Corp. (b)	1,686
25,900	Corning, Inc. (b)	716
1,500	Google, Inc. (b)	627
41,000	Hewlett-Packard Co.	1,331
36,100	Intel Corp	721
29,900	Microsoft Corp	721
42,400	NVIDIA Corp. (b)	1,239

		9,364

Telecommunication (5%)
51,000	America Movil S.A de C.V	1,882
44,300	American Tower Corp. (b)	1,512

		3,394

Total Common Stocks		68,923

Exchange Traded Funds (2%)
21,200	iShares Russell 1000 Growth Index Fund	1,112
Investment Company (2%)
1,493,140	Bunker Hill Money Market Fund *	1,493

Total ( Cost - $62,001) (a) (99%)		71,528
Other Assets, net of Liabilities (1%)		849

Net Assets (100%)		$72,377

*	Affiliated investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation ( depreciation ) of securities is as follows :

Unrealized appreciation	$9,964
Unrealized depreciation	(437)

Net unrealized appreciation	$9,527

(b)	Non-income producing security

See notes to financial statements.

23	Paydenfunds

The Fund seeks long-term capital appreciation by generally investing in stocks of small capitalization U.S. companies with superior growth potential. Up to 20% may be in foreign corporations.

Portfolio Holdings - percent of value
Index Funds	21%
Industrial	16%
Technology	16%
Healthcare	12%
Consumer Discretionary	10%
Other	25%

Schedule of Investments - April 30, 2006

Principal or Shares	Security Description	Value (000)
Common Stocks (73%)
Consumer Discretionary (10%)
2,700	Men’s Wearhouse	$96
1,400	Panera Bread Co. (b)	104
2,800	RARE Hospitality International, Inc. (b)	87
2,800	SCP Pool Corp.	131
4,100	Sonic Corp. (b)	139
1,500	Tractor Supply (b)	97

		654

Consumer Staples (1%)
500	Hansen Natural Corp. (b)	65
Energy (8%)
2,100	Cabot Oil & Gas Corp.	103
1,400	Frontier Oil	85
2,400	Helix Energy Solutions Group, Inc. (b)	93
1,700	Southwestern Energy (b)	61
2,400	St. Mary Land & Exploration Co.	101
1,800	Unit Corp. (b)	104

		547

Financial (8%)
2,600	East West Bancorp Inc.	103
2,300	EastGroup Properties, Inc.	103
1,400	Essex Property Trust, Inc.	153
2,500	Shurgard Storage Centers, Inc.	157

		516

Healthcare (11%)
4,600	American Medical Systems Holdings, Inc. (b)	102
2,000	Cerner Corp. (b)	79
1,400	Healthways, Inc. (b)	69
1,500	Hologic Inc. (b)	72
1,700	IDEXX Laboratories, Inc.	141
2,600	Pediatrix Medical Group Inc. (b)	132
2,100	Sierra Health Services, Inc. (b)	82
2,000	United Surgical Partners International Inc. (b)	66

		743

Industrial (16%)
3,000	Brady Corporation	108
1,300	Ceradyne, Inc. (b)	69
3,000	IDEX Corp. (b)	152
4,000	JLG Industries, Inc.	115
2,300	Landstar System, Inc.	98
2,700	Roper Industries, Inc.	128
3,500	Waste Connections, Inc. (b)	135
1,500	Watsco, Inc.	95
3,600	Watson Wyatt Worldwide Inc-A	119

		1,019

Principal or Shares	Security Description	Value (000)
Materials (3%)
2,800	Florida Rock Industries Inc.	$175
1,600	Gibraltar Industries Inc.	44

		219

Technology (15%)
1,200	Ansys, Inc. (b)	68
2,300	ATMI Inc. (b)	65
1,700	CACI International - Cl. A (b)	106
7,800	Ciena Corp. (b)	32
4,400	Flir Systems Inc. (b)	108
2,500	Global Payments Inc.	119
2,200	Hyperion Solutions Corp. (b)	67
1,400	J2 Global Communications Inc. (b)	69
4,000	Microsemi Corp.	109
1,600	MICROS Systems Inc. (b)	67
2,700	Progress Software Corporation (b)	74
2,500	Trimble Navigation Ltd. (b)	118

		1,002

Utilities (1%)
2,700	Energen Corp.	95

Total Common Stocks		4,860

Exchange Traded Funds (21%)
17,000	iShares Russell 2000 Growth Index Fund	1,353
Investment Company (3%)
129,807	Bunker Hill Money Market Fund *	130

Total (Cost - $5,752) (a) (97%)		6,343
Liabilities in excess of Other Assets (3%)		(14)

Net Assets (100%)		$6,329

*	Affiliated investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$655
Unrealized depreciation	(64)

Net unrealized appreciation	$591

(b)	Non-income producing security

See notes to financial statements.

Semi-Annual Report	24

The Fund seeks a high level of total return that is consistent with preservation of capital, by generally investing in investment grade securities denominated in U.S. and foreign currencies with an average portfolio maturity not to exceed three years.

Credit Quality - percent of value
AAA	42%
AA	6%
A	23%
BBB	18%
BB	9%
B	2%

Schedule of Investments - April 30, 2006

Principal or Shares	Security Description	Value (000)
Australia (EUR) (0%)
800,000	BMW Australia Finance, 3.00%, 6/25/07	$1,005
Cayman Islands (USD) (0%)
1,010,000	Hutchison Whamp International Ltd., 5.45%, 11/24/10	996
Colombia (COP) (1%)
4,480,000,000	Republic of Colombia, 11.75%, 3/1/10	2,099
Colombia (USD) (1%)
1,800,000	Republic of Colombia, 10.00%, 1/23/12	2,126
Croatia (USD) (1%)
757,261	Croatia, 5.62%, 7/31/06	758
1,489,091	Croatia, 5.62%, 7/31/10	1,493

		2,251

Denmark (EUR) (0%)
740,000	Danske Bank A/S, 5.75%, 3/26/11	969
Egypt (EGP) (1%)
18,800,000	Egypt Treasury Bill, 0.00%, 9/12/06	3,168
France (EUR) (0%)
370,000	LVMH Moet-Hennessy, 5.00%, 7/27/06	469
Germany (EUR) (0%)
770,000	Deutsche Telekom, 5.25%, 5/20/08	1,000
Hong Kong (USD) (1%)
1,250,000	Hutchison Whampoa Finance, 6.95%, 8/1/07	1,272
India (USD) (1%)
2,000,000	ICICI Bank Ltd. Singapore 144A, 5.75%, 11/16/10 (b)	1,972
Italy (EUR) (0%)
345,000	Olivetti Finance NV, 5.875%, 1/24/08	451
Kazakhstan (EUR) (0%)
776,287	Discover Card Offerings, 5.25%, 6/20/08	1,010
Kazakhstan (USD) (1%)
1,200,000	Republic of Kazakhstan, 11.125%, 5/11/07	1,266
Luxembourg (EUR) (0%)
750,000	CCE Inv Commandite, 3.125%, 12/15/08	931
Luxembourg (USD) (1%)
1,820,000	Telecom Italia Capital, 4.00%, 11/15/08	1,755
Mexico (MXN) (2%)
45,500,000	Mexican Fixed Rate Bonds, 9.00%, 12/24/09	4,247
Mexico (USD) (3%)
2,080,000	America Movil SA de CV, 4.125%, 3/1/09	1,994
2,080,000	Telefonos De Mexico, 4.50%, 11/19/08	2,022
1,840,000	United Mexican States, 10.375%, 2/17/09	2,059

		6,075

Netherlands (EUR) (0%)
800,000	Unilever NV, 5.125%, 6/7/06	1,012
Netherlands (USD) (1%)
1,620,000	Deutsche Telekom International Finance, 3.875%, 7/22/08	1,570
Philippines (USD) (2%)
1,920,000	Philippine Long Distance Telephone, 10.50%, 4/15/09	2,136
1,700,000	Republic of Philippines, 9.875%, 3/16/10	1,929

		4,065

Principal or Shares	Security Description	Value (000)
Russia (USD) (4%)
1,000,000	Mobile Telesystems Finance, 8.375%, 10/14/10	$1,036
800,000	RS Finance, 7.50%, 10/7/10	773
5,490,000	Russian Federation 144A, 10.00%, 6/26/07 (b)	5,754
1,800,000	Tyumen Oil Co., 11.00%, 11/6/07	1,927

		9,490

South Africa (USD) (3%)
5,420,000	South Africa, 9.125%, 5/19/09	5,947
South Africa (ZAR) (2%)
14,900,000	Republic of South Africa, 13.50%, 9/15/15	3,514
South Korea (EUR) (0%)
900,000	Korea Development Bank, 4.375%, 9/11/08	1,147
Spain (EUR) (1%)
1,120,000	Santander Central Hispano, 5.75%, 4/10/12	1,444
Sweden (EUR) (0%)
750,000	Vattenfall Treasury AB, 6.00%, 4/3/09	1,002
United Kingdom (EUR) (3%)
1,860,000	Granite Mortgages, 5.15%, 4/20/07	2,386
1,400,000	Holmes Financing, 5.05%, 7/15/6	1,774
350,000	MBNA Europe Funding, 6.50%, 3/27/07	454
370,000	NGG Finance PLC, 5.25%, 8/23/06	470
720,000	United Utility Water PLC., 6.625%, 11/8/07	951
370,000	Vodafone Group PLC, 5.75%, 10/27/06	473

		6,508

United Kingdom (GBP) (10%)
12,600,000	United Kingdom Treasury Gilt	22,486
United Kingdom (USD) (1%)
2,080,000	Diageo Capital Plc, 3.375%, 3/20/08	2,006
United States (EUR) (1%)
390,000	Countrywide Home Loan, 2.75%, 6/12/06	492
360,000	General Electric Capital Corp., 5.125%, 6/20/07	463
800,000	Goldman Sachs Group Inc., 4.125%, 2/6/08	1,019
350,000	Household Finance Corp., 5.875%, 3/31/08	460
450,000	MBNA Credit Card, 4.15%, 4/19/10	572

		3,006

United States (USD) (65%)
1,090,000	Allied Waste North America, 8.50%, 12/1/08	1,147
750,000	American General Finance, 4.86%, 8/16/07	751
1,430,000	American Int’l Group Inc., 2.875%, 5/15/08	1,364
2,000,000	Bear Stearns Co. Inc., 5.30%, 4/29/08	2,004
1,750,000	Bellsouth Corp., 4.87%, 11/15/07	1,752
2,300,000	Capital One Prime Auto Receivables Trust, 3.86%, 8/15/11	2,238
1,750,000	Centex Corp., 5.40%, 8/1/07	1,751
2,000,000	Cingular Wireless Services, 7.50%, 5/1/07	2,041
2,350,000	Cit Group Inc., 5.28%, 1/30/09	2,333
6,950,000	Citibank Credit Card Issuance Trust, 2.90%, 5/17/10	6,639
1,000,000	Countrywide Financial Corp., 5.17%, 3/24/09	1,000
1,640,000	Countrywide Home Loan, 3.25%, 5/21/08	1,572
1,877,000	Countrywide Home Loans, 5.76%, 8/25/34	1,903

25	Paydenfunds

Principal or Shares	Security Description	Value (000)
660,000	CSX Corp., 6.25%, 10/15/08	$672
960,000	DaimlerChrysler NA Holding Corp., 4.05%, 6/4/08	932
940,000	DaimlerChrysler NA Holdings, 4.75%, 1/15/08	928
1,155,000	Echostar DBS Corp., 5.75%, 10/1/08	1,138
835,500	FH ARM #782784, 4.40%, 10/1/34	811
5,000,000	FHLB, 4.82%, 8/21/06	5,000
1,854,943	FNMA #794792, 5.13%, 10/1/34	1,847
5,000,000	FNMA, 4.81%, 9/21/06	4,998
2,000,000	Ford Credit Auto Owner Trust, 3.88%, 1/15/10	1,941
2,270,000	Gannett Co. Inc., 4.125%, 6/15/08	2,208
1,860,000	General Electric Capital Corp., 4.25%, 1/15/08	1,829
500,000	General Motors Acceptance Corp., 5.125%, 5/9/08	472
5,987,000	Great America Leasing Receivables 144A, 4.82%, 3/20/09 (b)	5,934
6,900,000	GS Auto Loan Trust, 4.45%, 5/17/10	6,816
2,518,028	GSR Mortgage Loan Trust, 4.541%, 9/25/35	2,460
4,793,865	Harborview Mortgage Loan Trust, 5.23%, 11/25/35	4,753
1,165,000	HCA Inc., 5.25%, 11/6/08	1,145
3,095,000	HSBC Finance Corp., 6.40%, 6/17/08	3,157
1,890,000	John Deere Capital Corp., 3.90%, 1/15/08	1,846
1,085,000	KB Home, 8.625%, 12/15/08	1,146
1,760,000	Kellogg Co., 2.875%, 6/1/08	1,672
1,320,000	Kroger CO., 7.45%, 3/1/08	1,362
1,635,000	Lehman Brothers Holdings, 7.00%, 2/1/08	1,678
1,590,000	Merrill Lynch & Co., 4.831%, 10/27/08	1,573
2,500,000	Merrill Lynch & Co., 5.22%, 1/30/09	2,500
1,140,000	MGM Mirage Inc., 6.00%, 10/1/09	1,124
1,314,000	Midamerican Energy Holdings, 3.50%, 5/15/08	1,264
375,000	Morgan Stanley, 5.23%, 7/27/07	375
1,331,000	Motorola Inc., 4.608%, 11/16/07	1,316
1,115,000	MSW Energy Holdings, 7.375%, 9/1/10	1,146
1,100,000	PSEG Energy Holdings, 8.625%, 2/15/08	1,141
4,000,000	Residential Funding Mortgage Securities, 3.64%, 3/25/34	3,800
1,115,000	Royal Caribbean Cruises, 7.00%, 10/15/07	1,134
135,000	Service Corp. Intl., 7.70%, 4/15/09	138
2,767,000	SLM Corp., 4.00%, 1/15/09	2,660
1,090,000	Smithfield Foods Inc., 8.00%, 10/15/09	1,117
1,025,000	Sprint Capital Corp., 6.00%, 1/15/07	1,029
4,461,706	Structured Adjustable Rate Mortgage Loan, 5.42%, 5/25/35	4,435
2,380,000	Textron Financial Corp., 4.125%, 3/3/08	2,327
5,000,813	Thornburg Mortgage Securities Trust, 3.32%, 3/25/44	4,803
2,250,000	Time Warner Inc., 6.15%, 5/1/07	2,266
3,228,000	U.S. Treasury Note, 3.75%, 5/15/08	3,158
1,200,000	Unisys Corp., 6.875%, 3/15/10	1,152
2,130,000	UnitedHealth Group Inc., 3.375%, 8/15/07	2,075
2,111,304	Washington Mutual, 4.24%, 6/25/34	2,056
2,343,043	Washington Mutual, 4.94%, 8/25/35	2,317
1,584,778	Wells Fargo MBS, 3.39%, 7/25/34	1,596
8,971,563	Wells Fargo MBS, 4.58% 12/25/34	8,782
800,000	Wyeth, 4.375%, 3/1/08	785
14,000,000	FNMA Disc Note, 4.75%, 06/12/2006 (c)	13,923

		151,232

Principal or Shares	Security Description	Value (000)
Investment Company (1%)
1,889,452	Bunker Hill Money Market Fund *	$1,889

Total (Cost - $251,084) (a) (101%)		249,380
Liabilities in excess of Other Assets (-1%)		(20,343)

Net Assets (100%)		$229,037

*	Affiliated investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized apprecation (depreciation) of securities is as follows:

Unrealized appreciation	$641
Unrealized depreciation	(2,345)

Net unrealized appreciation	$(1,704)

(b)	Security exempt from registration under rule 144(a) of the Securities Act of 1933.

Open Forward Currency Contracts

Delivery Date	Currency (000s)	Contract Price	Contract Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Assets:
4/27/2006	Colombia (Buy 5,152,111)	2,377.0000	$2,167	$(41)
6/22/2006	Euro (Buy 1,838)	1.2667	2,328	47
6/9/2006	Japanese Yen (Buy 266,525)	113.0269	2,358	80
5/17/2006	South Korean Won (Buy 2,007,605)	942.4832	2,130	38
5/16/2006	Turkish Lira (Buy 2,740)	1.3265	2,066	33

			$11,049	$157

Liabilities:
8/9/2006	Brazilian Real (Sell 4,600)	2.1446	$2,145	$(92)
5/5/2006	Euro (Sell 16,350)	1.2628	20,647	(506)
6/22/2006	British Pound (Sell 1,267)	1.8239	2,311	(38)
5/11/2006	Mexican New Peso (Sell 48,505)	11.0581	4,386	17
5/18/2006	South African Rand (Sell 21,056)	6.0024	3,508	(73)

			$32,997	$(692)

Open Swap Contracts (000s)

Contract Type	Expiration Date	Notional Principal	Unrealized Appreciation (Depreciation)
Japan Interest Rate Swap	May - 08	$2,620,000	$—
Brazil (LTN) Credit Linked Swap	Jul - 06	4,145	(2)
Brazil Total Return Swap	Aug - 06	6,000	23

		$2,630,145	$21

See notes to financial statements.

Semi-Annual Report	26

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in investment grade securities denominated in U.S. and foreign currencies with an average portfolio maturity not to exceed ten years.

Credit Quality - percent of value
AAA	74%
AA	8%
A	15%
BBB	1%
BB	2%

Schedule of Investments - April 30, 2006

Principal or Shares	Security Description	Value (000)
Austria (EUR) (1%)
1,454,000	Republic of Austria 144A, 5.00%, 7/15/12 (b)	$1,951
Austria (JPY) (2%)
316,000,000	Pfandbriefstelle der Oesterreichischen Landes-Hypothekenbanken, 1.60%, 2/15/11	2,798
Belgium (EUR) (8%)
2,222,000	Belgium Government Bond, 5.50%, 9/28/17	3,178
7,054,000	Belgium Kingdom, 3.75%, 3/28/09	8,961
1,794,000	Belgium Kingdom, 5.00%, 3/28/35	2,536

		14,675

Egypt (EGP) (1%)
11,400,000	Egypt Treasury Bill, 0.00%, 9/12/06	1,921
Finland (EUR) (1%)
1,093,000	Finnish Government, 5.75%, 2/23/11	1,501
France (EUR) (9%)
8,981,000	French Treasury Note, 3.00%, 1/12/11	10,998
4,133,000	French Treasury Note, 4.75%, 7/12/07	5,310
472,000	Government of France, 4.00%, 4/25/13	602

		16,910

Germany (EUR) (12%)
8,156,000	Bundesrepublic Deutschland, 3.75%, 1/4/15	10,146
1,585,000	Bundesrepublic Deutschland, 4.25%, 1/4/14	2,044
3,198,000	Bundesrepublic Deutschland, 4.75%, 7/4/34	4,399
2,313,000	Deutsche Bundesrepublik, 5.50%, 1/4/31	3,491
1,138,000	Deutsche Bundesrepublik, 6.25%, 1/4/24	1,810

		21,890

Germany (JPY) (2%)
425,000,000	Bayerische Landesbank, 1.40%, 4/22/13	3,640
Indonesia (USD) (1%)
970,000	Republic of Indonesia 144A, 6.875%, 3/9/17 (b)	960
Japan (JPY) (16%)
107,000,000	Development Bank of Japan, 1.40%, 6/20/12	927
369,000,000	Development Bank of Japan, 1.70%, 9/20/22	3,006
442,000,000	Japan-17 5-yr, 0.50%, 12/20/06	3,897
1,385,650,000	Japan-208 10-yr, 1.10%, 12/22/08	12,282
308,200,000	Japan-22 5-yr, 0.30%, 9/20/07	2,706
401,150,000	Japan-223 10-yr, 1.70%, 9/20/10	3,596
204,350,000	Japan-264 10-yr, 1.50%, 9/20/14	1,751

		28,165

Mexico (MXN) (1%)
6,370,000	Mexican Fixed Rate Bonds, 10.00%, 12/5/24	638
11,710,000	Mexican Fixed Rate Bonds, 9.00%, 12/24/09	1,093

		1,731

Netherlands (EUR) (5%)
6,800,000	BK Nederlandse Gemeenten, 3.00%, 4/15/10	8,348
1,109,000	Dutch Treasury Certificate, 0.00%, 6/30/06	1,394

		9,742

South Africa (ZAR) (2%)
11,600,000	Republic of South Africa, 13.50%, 9/15/15	2,737

Principal or Shares	Security Description	Value (000)
Spain (EUR) (4%)
1,455,000	Bonos Y Oblig Del Estado, 4.00%, 1/31/10	$1,862
4,488,000	Spanish Government, 6.00%, 1/31/08	5,910

		7,772

United Kingdom (GBP) (8%)
4,375,000	UK Gilt, 4.75%, 9/7/15	8,040
1,274,000	United Kingdom Gilt, 4.25%, 3/7/36	2,311
999,000	United Kingdom Gilt, 5.00%, 3/7/12	1,948
927,000	United Kingdom Gilt, 6.25%, 11/25/10	1,801

		14,100

United States (USD) (26%)
1,054,650	Harborview Mortgage Loan Trust, 5.23%, 11/25/35	1,047
3,322,893	Thornburg Mortgage Securities Trust, 3.32%, 3/25/44	3,192
1,654,000	U.S. Treasury Bond, 6.125%, 11/15/27	1,826
6,136,000	U.S. Treasury Bond, 6.25%, 8/15/23	6,783
6,800,000	U.S. Treasury Note, 3.50%, 5/31/07	6,699
3,150,000	U.S. Treasury Note, 4.00%, 4/15/10	3,049
8,688,000	U.S. Treasury Note, 4.25%, 11/15/14	8,215
1,768,000	U.S. Treasury Note, 5.00%, 8/15/11	1,776
4,446,775	Wells Fargo MBS, 4.58% 12/25/34	4,354
5,000,000	FHLB Disc Note, 4.86%, 06/12/2006 (c)	4,973
5,940,000	FNMA Disc Note, 4.75%, 06/12/2006 (c)	5,907

		47,821

Investment Company (0%)
882,250	Bunker Hill Money Market Fund *	882

Total (Cost - $182,438) (a) (99%)		179,196
Other Assets, net of Liabilities (1%)		2,136

Net Assets (100%)		$181,332

*	Affiliated investment.

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$1,803
Unrealized depreciation	(5,045)

Net unrealized depreciation	$(3,242)

(b)	Security is exempt from registration under rule 144(a) of the Securities Act of 1933.

(c)	Discount rate at time of purchase.

27	Paydenfunds

Open Forward Currency Contracts

Delivery Date	Currency (000s)	Contract Price	Contract Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Assets:
6/22/2006	Euro (Buy 2,943)	1.2667	$3,728	$75
6/9/2006	Japanese Yen (Buy 217,812)	113.0269	1,927	66
5/17/2006	South Korean Won (Buy 1,847,612)	942.4832	1,960	35
5/30/2006	Turkish Lira (Buy 2,517)	1.3304	1,892	4

				$180

Liabilities:
5/5/2006	Euro (Sell 62,570)	1.2628	$79,016	$(1,930)
5/5/2006	British Pound (Sell 8,170)	1.8228	14,892	(562)
6/22/2006	British Pound (Sell 2,029)	1.8239	3,701	(60)
5/11/2006	Mexican New Peso (Sell 19,955)	11.0581	1,805	7
5/9/2006	Japanese Yen (Sell 4,022,240)	113.5309	35,429	(1,293)
5/18/2006	South African Rand (Sell 16,473)	6.0024	2,744	(59)

				$(3,897)

Open Swap Contracts (000s)

Contract Type	Expiration Date	Notional Principal	Unrealized Appreciation (Depreciation)
Japan Interest Rate Swap	Apr - 11	$1,120,000	$6
Japan Interest Rate Swap	Apr - 26	320,000	(7)
Japan Interest Rate Swap	May - 06	2,080,000	—

		$3,520,000	$(1)

See notes to financial statements.

Semi-Annual Report	28

The Fund seeks a high level of total return by generally investing in below investment grade securities of emerging market countries denominated in U.S. and foreign currencies with no limit on the average portfolio maturity.

Credit Quality - percent of value
AAA	1%
A	4%
BBB	24%
BB	51%
B	20%

Schedule of Investments  - April 30, 2006

Principal or Shares	Security Description	Value (000)
Argentina (ARS) (3%)
9,520,000	Republic of Argentina, 0.00%, 12/15/35	$4,042
Argentina (USD) (2%)
2,931,250	Republic of Argentina, 4.89%, 8/3/12	2,763
Brazil (BRL) (3%)
8,321,000	Republic of Brazil, 12.50%, 1/5/16	4,018
Brazil (USD) (15%)
2,350,000	CSN Islands, 9.75%, 12/16/13	2,628
4,170,000	Republic of Brazil, 10.50%, 7/14/14	5,171
5,940,000	Republic of Brazil, 12.25%, 3/6/30	8,886
2,100,000	Republic of Brazil, 14.50%, 10/15/09	2,694

		19,379

Bulgaria (USD) (2%)
1,930,000	Bulgaria Government International Bond, 8.25%, 1/15/15	2,224
China (USD) (1%)
1,870,000	Chaoda Modern Agriculture 144A, 7.75%, 2/8/10 (b)	1,870
Colombia (COP) (2%)
5,383,000,000	Republic of Colombia, 11.75%, 3/1/10	2,522
Colombia (USD) (3%)
1,860,000	Bavaria S.A., 8.875%, 11/1/10	2,010
1,120,000	Republic of Colombia, 10.00%, 1/23/12	1,323

		3,333

Egypt (EGP) (4%)
32,900,000	Egypt Treasury Bill, 0.00%, 9/26/06	5,526
India (USD) (3%)
1,810,000	ICICI Bank Ltd. Singapore 144A, 5.75%, 11/16/10 (b)	1,784
1,970,000	Vedanta Resources 144A, 6.625%, 2/22/10 (b)	1,932

		3,716

Indonesia (USD) (2%)
2,660,000	Republic of Indonesia 144A, 6.875%, 3/9/17 (b)	2,633
Kazakhstan (USD) (1%)
2,040,000	Citigroup (JSC Kazkommer) 144A, 7.375%, 4/7/14 (b)	2,062
Mexico (MXN) (6%)
26,500,000	America Movil SA de CV, 9.00%, 1/15/16	2,345
26,000,000	Mexican Fixed Rate Bonds, 10.00%, 12/5/24	2,606
29,390,000	Mexican Fixed Rate Bonds, 9.00%, 12/24/09	2,743

		7,694

Mexico (USD) (6%)
2,040,000	Innova S De R.L., 9.375%, 9/19/13	2,287
1,700,000	Mexico, 8.125%, 12/30/19	1,964
1,690,000	Pemex Project Funding Master Trust, 8.625%, 2/1/22	1,957
1,720,000	United Mexican States, 8.00%, 9/24/22	1,978

		8,186

Panama (USD) (2%)
2,610,000	Republic of Panama, 6.70%, 1/26/36	2,558

Principal or Shares	Security Description	Value (000)
Peru (PEN) (2%)
6,460,000	Peru Bono Soberano, 9.91%, 5/5/15	$2,209
Philippines (USD) (8%)
2,300,000	Philippine Long Distance Telephone, 10.50%, 4/15/09	2,559
4,540,000	Republic of Philippines, 10.625%, 3/16/25	5,868
2,040,000	Republic of Philippines, 9.50%, 10/21/24	2,405

		10,832

Russia (USD) (14%)
1,810,000	Alrosa Finance SA, 8.875%, 11/17/14	2,051
3,500,000	Aries Vermogensverwaltng, 9.60%, 10/25/14	4,355
2,880,000	Gaz Capital (Gazprom), 8.625%, 4/28/34	3,476
1,980,000	Mobile Telesystems Finance, 8.375%, 10/14/10	2,050
2,090,000	RS Finance, 7.50%, 10/7/10	2,020
2,420,000	Russia Government International Bond, 5.00%, 3/31/30	2,622
2,355,000	Tyumen Oil Co., 11.00%, 11/6/07	2,521

		19,095

South Africa (ZAR) (2%)
12,400,000	Republic of South Africa, 13.50%, 9/15/15	2,924
South Korea (USD) (1%)
1,240,000	Hanaro Telecom Inc. 144A, 7.00%, 2/1/12 (b)	1,215
Turkey (USD) (4%)
5,130,000	Republic of Turkey, 7.00%, 6/5/20	5,162
Uruguay (USD) (2%)
2,520,000	Republic of Uruguay, 7.50%, 3/15/15	2,596
Venezuela (USD) (6%)
4,770,000	Republic of Venezuela, 8.50%, 10/8/14	5,342
2,610,000	Republic of Venezuela, 9.375%, 1/13/34	3,311

		8,653

Vietnam (USD) (2%)
2,550,000	Republic of Vietnam 144A, 6.875%, 1/15/16 (b)	2,625
Investment Company (1%)
924,993	Bunker Hill Money Market Fund *	925

Total (Cost - $128,323) (a) (97%)		128,762
Other Assets, net of Liabilities (3%)		4,289

Net Assets (100%)		$133,051

*	Affiliated investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$2,155
Unrealized depreciation	(1,716)

Net unrealized appreciation	$439

(b)	Security is exempt from registration under rule 144(a) of the Securities Act of 1933.

29	Paydenfunds

Open Forward Currency Contracts

Delivery Date	Currency (000s)	Contract Price	Contract Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Assets:
5/22/2006	Brazilian Real (Buy 5,900)	2.1014	$2,808	$68
6/22/2006	Euro (Buy 2,116)	1.2667	2,680	54
6/9/2006	Japanese Yen (Buy 166,982)	113.0270	1,477	50
5/17/2006	South Korean Won (Buy 1,306,157)	942.4833	1,386	25
5/15/2006	Russian Ruble (Buy 84,730)	27.1448	3,121	90
5/16/2006	Turkish Lira (Buy 1,777)	1.3265	1,340	22

			$12,812	$309

Liability:
8/9/2006	Brazilian Real (Sell 8,645)	2.1446	$4,031	$(262)
5/15/2006	Euro (Sell 977)	1.2637	1,235	(64)
6/22/2006	British Pound (Sell 1,459)	1.8240	2,661	(43)
5/11/2006	Mexican New Peso (Sell 40,897)	11.0581	3,698	14
5/23/2006	Peruvian New Sol (Sell 7,554)	3.3036	2,287	(12)
5/18/2006	South African Rand (Sell 17,609)	6.0025	2,934	(63)

			$16,846	$(430)

Open Swap Contracts (000s)

Contract Type	Expiration Date	Notional Principal	Unrealized Appreciation (Depreciation)
Brazil (LTN) Credit Linked Swap	Jul - 06	$4,900	$223
Brazil Total Return Swap	Aug - 06	11,900	328
Japan Interest Rate Swap	May - 08	1,520,000	—
Japan Interest Rate Swap	Apr - 26	260,000	(17)
Japan Interest Rate Swap	Apr - 11	860,000	6
Turkey Total Return Swap	Jan - 07	6,000	(83)

		$2,662,800	$457

See notes to financial statements.

Semi-Annual Report	30

April 30, 2006

Numbers in 000s

	Bunker Hill Money Market Fund	Limited Maturity Fund	Short Bond Fund
ASSETS:
Investments, at value*	$292,460	$208,653	$301,690
Affiliated investments, at value		1,711	7,036
Repurchase agreement, at value	193,400
Foreign cash**
Receivable for:
Interest and dividends	201	1,041	2,375
Paydowns		66	102
Investments sold
Fund shares sold	45
Futures, swaps and options contracts			6
Forward currency contracts		22	166
Receivable from Advisor (Note 3)
Other assets	56	294	99

Total Assets	486,162	211,787	311,474

LIABILITIES:
Payable for:
Bank overdraft
Forward currency contracts		18	35
Paydowns
Investments purchased		3,061	4,748
Fund shares redeemed		42	6,700
Futures, swaps and options contracts		10	2
TBA sales commitments
Distributions payable	1,882	710	1,159
Accrued expenses:
Investment advisory fees (Note 3)	16	36	55
Administration fees (Note 3)	46	20	28
Trustee fees and expenses	7	1	2
Other liabilities	95	59	193

Total Liabilities	2,046	3,957	12,922

NET ASSETS	$484,116	$207,830	$298,552

NET ASSETS:
Paid in capital	$484,342	$212,439	$310,504
Undistributed net investment income (loss)	(54)	(146)	(468)
Undistributed net realized gains (losses) from investments	(172)	(3,931)	(7,148)
Net unrealized appreciation (depreciation) from:
Investments		(536)	(4,491)
Translation of assets and liabilities in foreign currencies		4	155

NET ASSETS	$484,116	$207,830	$298,552

Outstanding shares of beneficial interest	484,285	21,076	30,246

NET ASSET VALUE — offering and redemption price per share in whole dollars	$1.00	$9.86	$9.87

* Investments, at cost	$485,860	$210,890	$313,224
** Foreign cash, at cost			$29

See notes to financial statements.

31	Paydenfunds

U.S. Government Fund	GNMA Fund	Core Bond Fund	Opportunity Bond Fund	High Income Fund

$42,769	$179,439	$808,305	$134,574	$256,741
509	2,156	2,312	577	1,889

		34	862	102

360	620	5,103	918	5,275
31	62
	25,710	82,768	14,042	494

				88
		983	226	243

38	37	52	440	636

43,707	208,024	899,557	151,639	265,468

		717	209	147

	98,726	284,999	46,500	3,167

	20	365	118	119

140	476

8	18	69	23	70
4	10	57	10	24
	1	4	1	2
29	48	163	51	68

181	99,299	286,374	46,912	3,597

$43,526	$108,725	$613,183	$104,727	$261,871

$45,885	$118,251	$642,805	$110,598	$300,778
(35)	(807)	(1,717)	(515)	(627)
(1,534)	(5,829)	(13,064)	(3,220)	(35,840)

(790)	(2,890)	(15,095)	(2,120)	(2,539)
		254	(16)	99

$43,526	$108,725	$613,183	$104,727	$261,871

4,195	11,303	60,760	11,305	32,087

$10.38	$9.62	$10.09	$9.26	$8.16

$44,068	$184,515	$825,243	$137,226	$261,246
		$36	$857	$98

See notes to financial statements.

Semi-Annual Report	32

April 30, 2006

Numbers in 000s

	Tax Exempt Bond Fund	California Municipal Income Fund	Value Leaders Fund
ASSETS:
Investments, at value*	$17,905	$34,786	$38,434
Affiliated investments, at value			3,510
Repurchase agreement, at value
Foreign cash**
Receivable for:
Interest and dividends	305	512	44
Paydowns
Investments sold
Fund shares sold
Futures, swaps and options contracts	1	58	2
Forward currency contracts
Receivable from Advisor (Note 3)
Other assets	13	13	13

Total Assets	18,224	35,369	42,003

LIABILITIES:
Payable for:
Bank overdraft
Forward currency contracts
Paydowns
Investments purchased		244
Fund shares redeemed
Futures, swaps and options contracts
TBA sales commitments
Distributions payable	51	105
Accrued expenses:
Investment advisory fees (Note 3)	2	6	12
Administration fees (Note 3)	2	3	4
Trustee fees and expenses
Other liabilities	24	26	30

Total Liabilities	79	384	46

NET ASSETS	$18,145	$34,985	$41,957

NET ASSETS:
Paid in capital	$18,163	$34,568	$42,680
Undistributed net investment income (loss)	29		220
Undistributed net realized gains (losses) from investments	12	107	(4,040)
Net unrealized appreciation (depreciation) from:
Investments	(59)	310	3,097
Translation of assets and liabilities in foreign currencies

NET ASSETS	$18,145	$34,985	$41,957

Outstanding shares of beneficial interest	1,856	3,554	3,491

NET ASSET VALUE — offering and redemption price per share in whole dollars	$9.78	$9.84	$12.02

* Investments, at cost	$17,965	$34,478	$38,879
** Foreign cash, at cost

See notes to financial statements.

33	Paydenfunds

Market Return Fund	U.S. Growth Leaders Fund	Small Cap Leaders Fund	Global Short Bond Fund	Global Fixed Income Fund	Emerging Markets Bond Fund

$73,579	$70,035	$6,213	$247,491	$178,314	$127,837
783	1,493	130	1,889	882	925

1			2,494	1,275

413	24	1	3,077	1,777	2,378
288			12
	3,299		1,772	4,261	654

54			24	6	466
53			157	180	315

20	20	11	844	77	1,408

75,191	74,871	6,355	257,760	186,772	133,983

19
9			692	3,897	453
				4
1,215	2,414		27,274	1,394	1
			550
6			67	9	354

10	42	4	52	42	47
7	7	1	21	17	12
1	1		2	1	1
39	30	21	65	76	64

1,306	2,494	26	28,723	5,440	932

$73,885	$72,377	$6,329	$229,037	$181,332	$133,051

$76,955	$67,776	$4,666	$238,558	$191,466	$135,431
(61)	(27)	45	(466)	(142)	281
(3,693)	(4,899)	1,027	(6,905)	(3,128)	(3,451)

653	9,527	591	(1,683)	(3,243)	904
31			(467)	(3,621)	(114)

$73,885	$72,377	$6,329	$229,037	$181,332	$133,051

6,689	7,619	515	22,609	20,145	10,255

$11.05	$9.50	$12.30	$10.13	$9.00	$12.97

$74,407	$62,001	$5,752	$251,084	$182,438	$128,323
$1			$2,484	$1,235	$125

See notes to financial statements.

Semi-Annual Report	34

Period ended April 30, 2006

Dollars in 000s

	Bunker Hill Money Market Fund	Limited Maturity Fund	Short Bond Fund
INVESTMENT INCOME:
Interest income (Note 2)	$9,358	$5,025	$6,756
Dividend income
Income from affiliated investment (Note 2)	60	93	117
Foreign tax withholdings

Investment Income	9,418	5,118	6,873

EXPENSES:
Investment advisory fees (Note 3)	323	343	431
Administration fees (Note 3)	259	147	185
Custodian fees	11	10	21
Transfer agent fees	28	18	25
Registration and filing fees	8	7	8
Trustee fees and expenses	22	12	15
Printing and mailing costs	17	6	6
Legal fees	6	4	4
Publication expense	4	5	6
Pricing fees	1	6	5
Fund accounting fees	48	27	33
Insurance	12	10	13
Audit fees	11	11	11
Other expenses	9	5	3
Expenses previously deferred (Note 3)

Gross Expenses	759	611	766
Custodian credits (Note 2)	(1)	(1)	(3)
Expense subsidy (Note 3)	(327)	(120)	(70)

Net Expenses	431	490	693

Net Investment Income	8,987	4,628	6,180

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) from:
Investments		(39)	(1,142)
Foreign currency transactions			179
Futures contracts		45	(134)
Option contracts		(344)
Swap contracts			41
Change in net unrealized appreciation (depreciation) from:
Investments		441	(74)
Translation of assets and liabilities in foreign currencies		4	157
Futures contracts
Option contracts
Swap contracts		(10)	39

Net Realized and Unrealized Gains (Losses)	—	97	(934)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$8,987	$4,725	$5,246

See notes to financial statements.

35	Paydenfunds

U.S. Government Fund	GNMA Fund	Core Bond Fund	Opportunity Bond Fund	High Income Fund

$888	$2,405	$14,635	$3,195	$8,939

11	64	254	59	95

899	2,469	14,889	3,254	9,034

61	149	868	184	425
26	66	372	79	146
4	13	88	25	16
13	18	34	12	24
6	6	8	6	7
2	5	29	6	11
1	3	15	4	7
1	2	9	2	3
3	6	6	3	7
3	5	11	8	10
7	14	66	16	24
2	4	18	5	11
10	10	11	13	11
1	1	6	1	9

140	302	1,541	364	711
(1)		(9)	(5)	(3)
(37)	(27)	(63)

102	275	1,469	359	708

797	2,194	13,420	2,895	8,326

(418)	(819)	(6,878)	(908)	(860)
		1,889	524	153
	52	1,571	285	155
		127	27
				4

101	(1,308)	(4,633)	(518)	3,204
		255	(43)	149
	30	24	49
		(571)	(106)
				(258)

(317)	(2,045)	(8,216)	(690)	2,547

$480	$149	$5,204	$2,205	$10,873

See notes to financial statements.

Semi-Annual Report	36

Period ended April 30, 2006

Dollars in 000s

	Tax Exempt Bond Fund	California Municipal Income Fund	Value Leaders Fund
INVESTMENT INCOME:
Interest income (Note 2)	$401	$644	$3
Dividend income			435
Income from affiliated investment (Note 2)	2	4	80
Foreign tax withholdings

Investment Income	403	648	518

EXPENSES:
Investment advisory fees (Note 3)	33	49	92
Administration fees (Note 3)	13	18	22
Custodian fees	3	4	3
Transfer agent fees	7	8	27
Registration and filing fees	6		7
Trustee fees and expenses		1	2
Printing and mailing costs	1	1	4
Legal fees		1	1
Publication expense	2	6	3
Pricing fees	4	3
Fund accounting fees	5	6	6
Insurance	1	1	1
Audit fees	10	10	10
Other expenses
Expenses previously deferred (Note 3)

Gross Expenses	85	108	178
Custodian credits (Note 2)			(1)
Expense subsidy (Note 3)	(33)	(31)	(30)

Net Expenses	52	77	147

Net Investment Income	351	571	371

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) from:
Investments	(78)	(19)	540
Foreign currency transactions
Futures contracts	61	87	179
Option contracts
Swap contracts
Change in net unrealized appreciation (depreciation) from:
Investments	(57)	(330)	3,237
Translation of assets and liabilities in foreign currencies
Futures contracts	31	41	64
Option contracts
Swap contracts

Net Realized and Unrealized Gains (Losses)	(43)	(221)	4,020

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$308	$350	$4,391

See notes to financial statements.

37	Paydenfunds

Market Return Fund	U.S. Growth Leaders Fund	Small Cap Leaders Fund	Global Short Bond Fund	Global Fixed Income Fund	Emerging Markets Bond Fund

$1,521	$3	$1	$4,880	$2,912	$4,651
22	211	66
35	51	16	63	57	99

1,578	265	83	4,943	2,969	4,750

96	175	22	314	277	285
41	35	4	126	111	76
10	7	4	15	34	40
11	12	8	19	21	16
6	6	6	7	7	6
4	2		10	9	5
3	2		6	5	6
1	1		3	3	2
4	5	4	3	3	2
7			10	3	3
9	9	3	26	22	18
2	1		6	6	3
10	10	10	13	17	15
1			3	2	2
	27

205	292	61	561	520	479
		(1)	(3)	(1)	(6)
(51)		(22)

154	292	38	558	519	473

1,424	(27)	45	4,385	2,450	4,277

235	723	1,214	(523)	(4,168)	1,152
74			183	1,185	462
1	236	120	101	54	229
3,368				40
			42		1,584

28	6,511	(541)	280	4,322	(1,099)
31			(409)	(3,974)	(118)
1,256				1	8
				(22)
			2		318

4,993	7,470	793	(324)	(2,562)	2,536

$6,417	$7,443	$838	$4,061	$(112)	$6,813

See notes to financial statements.

Semi-Annual Report	38

Six months ended April 30, 2006 and year ended October 31, 2005

Numbers in 000s

	Bunker Hill Money Market Fund		Limited Maturity Fund
	2006	2005	2006	2005
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$8,987	$9,523	$4,628	$7,847
Net realized gains (losses) on investments			(338)	(1,002)
Change in net unrealized appreciation (depreciation)			435	(480)

Change in Net Assets Resulting from Operations	8,987	9,523	4,725	6,365

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(8,987)	(9,523)	(4,590)	(8,327)
Net realized gains from investments
Return of capital

Change in Net Assets from Distributions to Shareholders	(8,987)	(9,523)	(4,590)	(8,327)

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold	7,383,691	18,824,431	67,540	208,431
Reinvestment of distributions	5,603	6,639	3,854	8,248
Cost of fund shares redeemed	(7,252,056)	(18,832,362)	(157,913)	(278,181)
Proceeds from redemption fees (Note 3)

Change in Net Assets from Capital Transactions	137,238	(1,292)	(86,519)	(61,502)

Total Change in Net Assets	137,238	(1,292)	(86,384)	(63,464)

NET ASSETS:
Beginning of period	346,878	348,170	294,214	357,678

End of period	$484,116	$346,878	$207,830	$294,214

Undistributed net investment income	$(54)	$(54)	$(146)	$(184)

FUND SHARES OF BENEFICIAL INTEREST:
Outstanding shares at beginning of period	347,047	348,339	29,852	36,058

Shares sold	7,383,691	18,824,431	6,850	21,092
Shares issued in reinvestment of distributions	5,603	6,639	391	834
Shares redeemed	(7,252,056)	(18,832,362)	(16,017)	(28,132)

Change in shares outstanding	137,238	(1,292)	(8,776)	(6,206)

Outstanding shares at end of period	484,285	347,047	21,076	29,852

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	—	—	64,727	197,503
Sale of investments (excluding government)	—	—	53,411	229,908
Purchase of government securities	—	—	10,898	96,899
Sale of government securities	—	—	52,979	56,552

See notes to financial statements.

39	Paydenfunds

Short Bond Fund		U.S. Government Fund		GNMA Fund
2006	2005	2006	2005	2006	2005

$6,180	$12,027	$797	$1,530	$2,194	$3,492
(1,056)	(5,261)	(418)	(925)	(767)	945
122	(5,135)	101	(708)	(1,278)	(2,278)

5,246	1,631	480	(103)	149	2,159

(6,604)	(12,496)	(822)	(1,619)	(2,973)	(5,923)

(6,604)	(12,496)	(822)	(1,619)	(2,973)	(5,923)

35,248	215,574	7,190	41,044	17,760	30,324
5,145	12,086	673	1,593	2,166	5,074
(100,588)	(204,954)	(19,040)	(39,478)	(23,632)	(31,657)

(60,195)	22,706	(11,177)	3,159	(3,706)	3,741

(61,553)	11,841	(11,519)	1,437	(6,530)	(23)

360,105	348,264	55,045	53,608	115,255	115,278

$298,552	$360,105	$43,526	$55,045	$108,725	$115,255

$(468)	$(44)	$(35)	$(10)	$(807)	$(28)

36,321	34,107	5,267	4,973	11,784	11,412

3,559	21,391	689	3,877	1,710	3,037
519	1,204	65	150	221	509
(10,153)	(20,381)	(1,826)	(3,733)	(2,412)	(3,174)

(6,075)	2,214	(1,072)	294	(481)	372

30,246	36,321	4,195	5,267	11,303	11,784

63,388	408,151	897	—	—	—
54,576	330,979	—	—	—	—
14,238	154,866	20,878	73,527	27,964	53,409
68,429	162,742	26,773	66,919	2,704	10,026

See notes to financial statements.

Semi-Annual Report	40

Six months ended April 30, 2006 and year ended October 31, 2005

Numbers in 000s

	Core Bond Fund
	2006	2005
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$13,420	$21,771
Net realized gains (losses) on investments	(3,291)	(6,134)
Change in net unrealized appreciation (depreciation)	(4,925)	(16,637)

Change in Net Assets Resulting from Operations	5,204	(1,000)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(15,552)	(25,458)
Net realized gains from investments		(3,274)
Return of capital

Change in Net Assets from Distributions to Shareholders	(15,552)	(28,732)

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold	42,608	192,795
Reinvestment of distributions	15,107	28,070
Cost of fund shares redeemed	(95,759)	(88,370)
Proceeds from redemption fees (Note 3)

Change in Net Assets from Capital Transactions	(38,044)	132,495

Total Change in Net Assets	(48,392)	102,763

NET ASSETS:
Beginning of period	661,575	558,812

End of period	$613,183	$661,575

Undistributed net investment income	$(1,717)	$415

FUND SHARES OF BENEFICIAL INTEREST:
Outstanding shares at beginning of period	64,649	52,134

Shares sold	3,939	18,325
Shares issued in reinvestment of distributions	1,473	2,679
Shares redeemed	(9,301)	(8,489)

Change in shares outstanding	(3,889)	12,515

Outstanding shares at end of period	60,760	64,649

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	337,785	517,080
Sale of investments (excluding government)	238,667	408,369
Purchase of government securities	741,276	1,446,696
Sale of government securities	941,957	1,144,188

See notes to financial statements.

41	Paydenfunds

Opportunity Bond Fund		High Income Fund		Tax Exempt Bond Fund
2006	2005	2006	2005	2006	2005

$2,895	$5,064	$8,326	$27,809	$351	$687
(72)	(2,310)	(548)	3,211	(17)	56
(618)	(3,157)	3,095	(23,823)	(26)	(617)

2,205	(403)	10,873	7,197	308	126

(3,593)	(5,759)	(9,404)	(28,762)	(351)	(687)
	(352)			(45)	(62)

(3,593)	(6,111)	(9,404)	(28,762)	(396)	(749)

6,043	47,159	64,064	123,715	265	11,764
3,570	6,024	8,099	25,322	338	704
(47,226)	(27,676)	(50,554)	(385,171)	(5,984)	(4,805)
		9	9

(37,613)	25,507	21,618	(236,125)	(5,381)	7,663

(39,001)	18,993	23,087	(257,690)	(5,469)	7,040

143,728	124,735	238,784	496,474	23,614	16,574

$104,727	$143,728	$261,871	$238,784	$18,145	$23,614

$(515)	$183	$(627)	$451	$29	$29

15,349	12,716	29,445	58,265	2,401	1,632

597	4,889	7,822	14,706	27	1,179
379	628	990	3,027	35	70
(5,020)	(2,884)	(6,170)	(46,553)	(607)	(480)

(4,044)	2,633	2,642	(28,820)	(545)	769

11,305	15,349	32,087	29,445	1,856	2,401

70,749	143,619	108,883	326,959	1,421	12,250
69,508	121,109	85,682	518,936	6,063	4,775
173,698	296,146	—	—	—	—
213,558	251,528	—	—	—	—

See notes to financial statements.

Semi-Annual Report	42

Six months ended April 30, 2006 and year ended October 31, 2005

Numbers in 000s

	California Municipal Income Fund		Value Leaders Fund
	2006	2005	2006	2005
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$571	$1,099	$371	$1,229
Net realized gains (losses) on investments	68	122	719	4,303
Change in net unrealized appreciation (depreciation)	(289)	(1,127)	3,301	(2,796)

Change in Net Assets Resulting from Operations	350	94	4,391	2,736

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(571)	(1,099)	(455)	(1,324)
Net realized gains from investments	(122)	(14)
Return of capital

Change in Net Assets from Distributions to Shareholders	(693)	(1,113)	(455)	(1,324)

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold	9,568	2,368	9,115	4,320
Reinvestment of distributions	562	1,082	444	1,287
Cost of fund shares redeemed	(4,218)	(3,429)	(5,511)	(31,209)
Proceeds from redemption fees (Note 3)

Change in Net Assets from Capital Transactions	5,912	21	4,048	(25,602)

Total Change in Net Assets	5,569	(998)	7,984	(24,190)

NET ASSETS:
Beginning of period	29,416	30,414	33,973	58,163

End of period	$34,985	$29,416	$41,957	$33,973

Undistributed net investment income	$—	$—	$220	$304

FUND SHARES OF BENEFICIAL INTEREST:
Outstanding shares at beginning of period	2,959	2,960	3,141	5,434

Shares sold	961	234	792	384
Shares issued in reinvestment of distributions	57	106	40	115
Shares redeemed	(423)	(341)	(482)	(2,792)

Change in shares outstanding	595	(1)	350	(2,293)

Outstanding shares at end of period	3,554	2,959	3,491	3,141

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	7,742	14,623	14,212	35,121
Sale of investments (excluding government)	2,087	15,034	9,318	63,460
Purchase of government securities	—	—	—	—
Sale of government securities	—	—	—	—

See notes to financial statements.

43	Paydenfunds

Market Return Fund		U.S. Growth Leaders Fund		Small Cap Leaders Fund
2006	2005	2006	2005	2006	2005

$1,424	$2,943	$(27)	$46	$45	$(5)
3,678	7,060	959	1,229	1,334	1,241
1,315	(1,996)	6,511	1,629	(541)	650

6,417	8,007	7,443	2,904	838	1,886

(1,554)	(3,090)		(70)

(1,554)	(3,090)	—	(70)	—	—

7,799	31,431	24,847	28,523	828	2,626
1,500	3,013	—	68
(5,575)	(67,068)	(2,381)	(3,518)	(2,859)	(6,090)
(1)	17				2

3,723	(32,607)	22,466	25,073	(2,031)	(3,462)

8,586	(27,690)	29,909	27,907	(1,193)	(1,576)

65,299	92,989	42,468	14,561	7,522	9,098

$73,885	$65,299	$72,377	$42,468	$6,329	$7,522

$(61)	$69	$(27)	$—	$45	$—

6,348	9,404	5,110	2,054	683	1,019

717	3,010	2,766	3,492	70	252
138	291		8
(514)	(6,357)	(257)	(444)	(238)	(588)

341	(3,056)	2,509	3,056	(168)	(336)

6,689	6,348	7,619	5,110	515	683

29,695	69,763	67,489	58,026	11,136	9,988
12,727	64,630	48,605	32,593	12,566	13,407
61,707	6,070	—	—	—	—
60,564	6,033	—	—	—	—

See notes to financial statements.

Semi-Annual Report	44

Six months ended April 30, 2006 and year ended October 31, 2005

Numbers in 000s

	Global Short Bond Fund
	2006	2005
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$4,385	$6,225
Net realized gains (losses) on investments	(197)	1,346
Change in net unrealized appreciation (depreciation)	(127)	(4,023)

Change in Net Assets Resulting from Operations	4,061	3,548

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(7,284)	(6,553)
Net realized gains from investments
Return of capital

Change in Net Assets from Distributions to Shareholders	(7,284)	(6,553)

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold	63,146	100,879
Reinvestment of distributions	6,833	6,253
Cost of fund shares redeemed	(36,524)	(48,537)
Proceeds from redemption fees (Note 3)

Change in Net Assets from Capital Transactions	33,455	58,595

Total Change in Net Assets	30,232	55,590

NET ASSETS:
Beginning of period	198,805	143,215

End of period	$229,037	$198,805

Undistributed net investment income	$(466)	$2,433

FUND SHARES OF BENEFICIAL INTEREST:
Outstanding shares at beginning of period	19,339	13,707

Shares sold	6,169	9,700
Shares issued in reinvestment of distributions	671	603
Shares redeemed	(3,570)	(4,671)

Change in shares outstanding	3,270	5,632

Outstanding shares at end of period	22,609	19,339

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	112,351	180,168
Sale of investments (excluding government)	65,723	131,311
Purchase of government securities	8,212	79,714
Sale of government securities	35,147	41,060

See notes to financial statements.

45	Paydenfunds

Global Fixed Income Fund		Emerging Markets Bond Fund
2006	2005	2006	2005

$2,450	$5,027	$4,277	$3,410
(2,889)	16,260	3,427	2,666
327	(12,605)	(891)	386

(112)	8,682	6,813	6,462

(11,487)	(12,859)	(4,206)	(3,830)
(3,537)

(15,024)	(12,859)	(4,206)	(3,830)

20,788	68,476	73,340	75,593
13,397	11,445	4,003	3,603
(29,463)	(71,522)	(36,239)	(19,414)
		10	11

4,722	8,399	41,114	59,793

(10,414)	4,222	43,721	62,425

191,746	187,524	89,330	26,905

$181,332	$191,746	$133,051	$89,330

$(142)	$8,895	$281	$210

19,647	18,807	7,078	2,286

2,224	6,823	5,663	6,069
1,429	1,152	309	290
(3,155)	(7,135)	(2,795)	(1,567)

498	840	3,177	4,792

20,145	19,647	10,255	7,078

110,504	331,646	138,292	116,741
97,448	350,497	97,231	53,331
12,020	104,837	6,688	—
23,173	79,831	8,634	—

See notes to financial statements.

Semi-Annual Report	46

April 30, 2006

1.    Organization and Related Matters

The Payden & Rygel Investment Group (the “Group” or “Paydenfunds”) is a no-load, open-end management investment company organized as a Massachusetts business trust on January 22, 1992 and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its funds (each a “Fund,” collectively the “Funds”) is a series of the Group, and is authorized to issue unlimited shares at no par value.

Each of the Funds, other than the Bunker Hill Money Market and High Income Funds, has been classified as non-diversified.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities Valuation

Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with original maturities of sixty days or less) are valued at market on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Debt securities with original maturities of sixty days or less and securities in the Bunker Hill Money Market Fund are valued at amortized cost, which approximates fair value. Options, futures, swaps and other similar assets are valued at the last available bid price in the case of exchange traded derivatives or on the basis of information provided by the institution with which the Fund entered into the transaction in the case of other securities. Investments in investment companies are valued at their net asset values as reported by such companies.

Publicly traded equity securities, whether in the U.S. or outside the U.S., for which market quotations are readily available will be valued at the official closing price or the last sale price on the exchange or market where they are principally traded, or if there have been no sales during the day, at the last bid price or if circumstances warrant pursuant to the fair value procedures described below. Securities traded only on the over-the-counter market are valued at the latest bid price, or if circumstances warrant pursuant to the fair value procedures described below.

Fixed income or equity securities for which, for whatever reason, market quotations are not readily available, will be priced at their fair value as determined in good faith under procedures established by the Board of Trustees. In considering fair value of a security, a number of factors are taken into consideration. Depending on the underlying circumstances at the time, these factors may include: the cost of the security or the last reported sales price of the security, as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Investment Transactions and Related Income

Investment transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Premiums and discounts are amortized or accreted over the expected life of the security. Dividend income is recorded on the ex-dividend date. Realized gains or losses on investment transactions are determined on the identified cost basis.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Each of the Funds except the tax exempt funds may purchase securities that are denominated in foreign currencies. For these Funds, investment securities, other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expense are translated into U.S. dollars at the exchange rates on the dates of the respective transactions.

Each of these Funds isolates that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in security prices.

47	Paydenfunds

April 30, 2006

Reported net realized foreign exchange gains or losses arise from sales and maturities of securities, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the differences between the amounts of income or expenses recorded on each of these Fund’s books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currency arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in the foreign exchange rates.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller’s agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the equivalent of loans by the Funds. With respect to such agreements, it is each Fund’s policy to take possession of the underlying securities, except for tri-party agreements where an independent custodian takes possession. On a daily basis the Funds mark-to-market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to each Fund under each agreement. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

Options Transactions

Option techniques may be utilized by each of the Funds (except the Bunker Hill Money Market Fund) to hedge against changes in interest rates, foreign currency exchange rates or security prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. In addition, the Funds may enter into such transactions to enhance potential gain in circumstances where hedging is not involved.

When a Fund writes a covered call or put option, an amount equal to the premium received is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When a Fund purchases a call or put option, an amount equal to the premium paid is included in that Fund’s statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

Futures Contracts

The Funds (except the Bunker Hill Money Market Fund) may invest in futures contracts to hedge against anticipated future changes in interest or exchange rates or security prices. In addition, the Funds may enter into such transactions to enhance potential gain in circumstances where hedging is not involved. The Real Return Fund may invest in commodities futures contracts to hedge against changes in inflation or securities prices.

The purchase or sale of futures contracts and options on futures contracts provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

Semi-Annual Report	48

April 30, 2006

The Value Leaders, Market Return, U.S. Growth Leaders, Small Cap Leaders, Opportunity Bond and High Income Funds may invest in stock index futures contracts, which are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Fund to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Swap Contracts

The Short Bond, Core Bond, Opportunity Bond, High Income and Market Return Funds have entered into credit default swap agreements. The counterparty to each agreement has agreed to (pay) or receive from the Funds an annuity premium which is based on a notional principal amount of a specified security in the contract. The annuity premium is received (paid) by each of the Funds until a credit event (e.g. grace period extension, obligation acceleration, repudiation/ moratorium, or restructuring) relating to the security occurs or until the termination of the swap agreement, whichever is first. If a credit event does not occur prior to the termination of the swap contract, none of the Funds will make any payment to the counterparty. If a credit event does occur, the respective Fund will pay the counterparty the notional amount at par.

Security	Annuity Premium	Counterparty
AES Corp., 7.75%, 03/01/14	1.80%	Citibank
CenturyTel Inc., 7.79%, 08/15/12	0.77%	JPM
CenturyTel Inc., 7.79%, 08/15/12	0.77%	JPM
CenturyTel Inc., 7.79%, 08/15/12	0.66%	Citibank
CenturyTel Inc., 7.79%, 08/15/12	0.68%	Citibank
CenturyTel Inc., 7.79%, 08/15/12	0.57%	Citibank
Interpublic Group, 7.25%, 08/15/11	1.96%	CSFB
Lyondell Chemicals, 9.50%, 12/15/08	1.47%	Citibank
Merck & Co. Inc., 5.95%, 12/01/28	(0.165%)	JPM
Unisys Corp., 6.88%, 03/15/10	2.40%	Citibank
Unisys Corp., 6.88%, 03/15/10	1.60%	JPM

The Limited Maturity, Opportunity Bond, High Income, Global Short Bond and Emerging Markets Bond Funds have entered into total return credit swap agreements where the Fund and counterparties have agreed to exchange payments based on a notional principal amount of a specified security. The total return recipient, the Fund pays a financing charge in exchange for the total return, which includes interest and principal appreciation or depreciation of the underlying security.

Security	Annuity Premium	Counterparty
Letra Tesouro Nacional, 0%, 07/01/06	8M Libor+50	Citibank
Nota do Tesouro Nacional, 6.00%, 05/15/09	6M Libor+40	Citibank
Egypt Treasury Bill, 0%, 09/26/06	3M Libor+50	Citibank
Turkey Govt Bond, 20.00%, 10/17/07	1Y Libor+50	CSFB

The Short Bond, Core Bond, Opportunity Bond, Market Return, Global Short Bond and Emerging Markets Bond Funds have entered into interest rate swap agreements where the Fund and counterparties have agreed to exchange interest payments based on a notional principal amount.

Fund Pays	Fund Receives	Counterparty
6M Yen LIBOR	0.82%	Citibank
6M Yen LIBOR	1.60%	Citibank
2.56%	6M Yen Libor	Citibank
3M LIBOR	5.20%	Merrill Lynch

Forward Currency Contracts

The Global Short Bond, Global Fixed Income, Emerging Markets Bond, Market Return, U.S. Growth Leaders, Small Cap Leaders, Limited Maturity, Short Bond, Core Bond, Opportunity Bond and High Income Funds each may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date, at which time a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Although forward contracts are used primarily to protect a Fund from adverse currency movements, they may also be used to increase exposure to a currency. Risk to a Fund may arise when anticipated currency movements are not accurately predicted. Additional risk may arise from the potential inability of counterparties to meet the terms of their contracts.

49	Paydenfunds

April 30, 2006

TBA Sale Commitments

Each of the Funds may enter into TBA sale commitments, such as dollar roll agreements, to hedge its portfolio position or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds from TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the current value of the underlying securities. The contract is “marked-to- market” daily and the change in the value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the Fund entered the commitment.

Collateral

Futures contracts, options, swap agreements and forward delivery agreements for foreign currency and fixed income securities require either cash settlement or delivery of securities at some future date with little or no initial investment. The Fund, which employs these investment options are required to segregate sufficient assets to cover any potential loss.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and net realized gains on foreign currency transactions are declared and paid monthly for all Funds, except for (i) Value Leaders, U.S. Growth Leaders and Small Cap Leaders Funds, which are declared and paid semi-annually, and (ii) the Bunker Hill Money Market, Limited Maturity, Short Bond, U.S. Government, GNMA, Tax Exempt Bond and California Municipal Income Funds, which are declared daily and paid monthly. Net realized gains on investments, if any, are declared and distributed at least annually. All distributions are paid in the form of additional shares unless cash payment is requested.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Federal Income Taxes

It is the policy of each Fund to meet the requirements for qualification as a regulated investment company as defined in applicable sections of the Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized gains sufficient to relieve it from all Federal income or excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

Each Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amounts of net investment income and net realized gains or losses reported in these financial statements may differ from those reported in each Fund’s tax return.

Return of capital distributions and net investment losses for tax purposes, if any, are reclassified to paid in capital.

Line of Credit

The Group has entered into a Credit Agreement with Deutsche Bank AG and Mellon Bank NA under which the banks have agreed to make loans to one or more of the Funds upon request by such Fund(s) and subject to the conditions of the Credit Agreement. The interest rate for any such loan will vary depending upon the type of borrowing chosen by the Fund. The aggregate of all such loans to the Funds may not exceed $60 million. No Fund took a loan during the period, nor did any Fund have a loan outstanding at the end of the period.

Affiliated Investment

Each of the Funds (except the Tax Exempt Bond and California Municipal Income Funds) invests in the Bunker Hill Money Market Fund, an affiliated Fund. Income earned by each Fund for the period is disclosed in the statements of operations.

Custodian Credits

The Funds have entered into an agreement with the custodian, whereby they earn custodian fee credits for temporary cash balances. These credits, which offset custodian fees that may be charged to the Funds, are based on 75% of the daily effective federal funds rate, and are disclosed in the statements of operations.

Other

Shared expenses incurred by the Group are allocated among the Funds of the Group on the basis of relative net assets. Fund-specific expenses are charged to each Fund as incurred.

Semi-Annual Report	50

April 30, 2006

3.    Related Party Transactions

Payden & Rygel (the “Adviser”) provides investment advisory services to the Funds. Under the terms of the investment advisory agreement, Payden & Rygel is entitled to receive fees monthly, computed on the average daily net assets of each of the Funds separately at an annualized rate. The rate for each Fund is shown in the table below.

	Adviser Fees Based on Assets				Expense Guarantee		3 Year Deferred Expense Subsidy
	Between 0—500 Million	Between 0.5—1 Billion	Between 1—2 Billion	Over 2 Billion		Voluntary Expense Limit
Bunker Hill Money Market	0.15%	0.15%	0.15%	0.15%	0.50%	0.20%	$1,448,043
Limited Maturity	0.28%	0.28%	0.25%	0.25%	0.60%	0.40%	682,105
Short Bond	0.28%	0.28%	0.25%	0.25%	0.60%	0.45%	109,998
U.S. Government	0.28%	0.28%	0.25%	0.25%	0.60%	0.50%	239,589
GNMA	0.27%	0.27%	0.27%	0.27%	0.50%	n/a	111,553
Core Bond	0.28%	0.28%	0.25%	0.25%	0.60%	0.45%	63,545
Opportunity Bond	0.28%	0.28%	0.25%	0.25%	0.60%	n/a	—
High Income	0.35%	0.35%	0.35%	0.35%	0.75%	n/a	—
Tax Exempt Bond	0.32%	0.28%	0.25%	0.25%	0.60%	0.50%	218,532
California Municipal Income	0.32%	0.32%	0.25%	0.25%	0.80%	0.50%	163,097
Value Leaders	0.50%	0.50%	0.50%	0.30%	0.80%	n/a	185,707
Market Return	0.28%	0.28%	0.25%	0.25%	0.60%	0.45%	311,824
U.S. Growth Leaders	0.60%	0.60%	0.50%	0.50%	1.00%	n/a	48,850
Small Cap Leaders	0.60%	0.60%	0.50%	0.50%	1.00%	n/a	161,555
Global Short Bond	0.30%	0.30%	0.30%	0.25%	0.70%	n/a	—
Global Fixed Income	0.30%	0.30%	0.30%	0.25%	0.70%	n/a	—
Emerging Markets Bond	0.45%	0.45%	0.45%	0.45%	1.25%	0.90%	—

Payden & Rygel agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including advisory fees (exclusive of interest and taxes) will not exceed the percentages indicated above (“expense guarantee”) of that Fund’s average daily net assets on an annualized basis. Payden & Rygel also voluntarily agreed to temporarily limit each Fund’s total expenses, including advisory fees, to the percentages indicated above of each Fund’s average daily net assets on an annualized basis through October 31, 2006 (exclusive of interest and taxes).

Each Fund remains liable to Payden & Rygel for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee or expense limit (whichever is in effect at the time of reimbursement).

The deferred expense subsidies represent the cumulative amount of expenses subsidized for the Funds through the end of the year. They are not recorded as liabilities in the statement of assets and liabilities, but will be recognized as net expense in the statements of operations as expense previously deferred in future periods, if expense limits permit.

Treasury Plus, Inc., a wholly owned subsidiary of the Adviser, serves as administrator to the Group. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Group at an annualized rate of 0.12%.

Under a distribution agreement with the Group, Payden & Rygel Distributors is not entitled to receive any fees from the Group.

The Emerging Markets Bond, Value Leaders, Market Return, U.S. Growth Leaders, Small Cap Leaders and High Income Funds employ a redemption fee on shareholders payable to the Distributor and equal to 2% of the value of shares redeemed if the shares are held less than one calendar month. The fees for the period are added to paid in capital and are disclosed in the statements of changes in net assets.

Certain officers and/or trustees of the Group are affiliated with Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees from the Funds for serving as officers and/or trustees of the Group.

51	Paydenfunds

April 30, 2006

5.    Name and Strategy Change

On November 1, 2006 the Payden Growth & Income Fund changed its principal investment strategy. Generally the Fund will invest half its assets in large cap value stocks and the balance in exchange traded funds. The Fund also changed its benchmark to the Russell 1000 Value Index.

On February 27, 2006 the Payden Growth & Income Fund changed its name to the Payden Value Leaders Fund.

6.    Fund Termination

On February 22, 2006 Board of Trustees voted to close the Payden Real Return Fund. On March 15, 2006 the Fund closed and assets were transferred to other Paydenfunds or distributed in cash.

Semi-Annual Report	52

For a share outstanding for the periods ended April 30, 2006 and October 31st

	Bunker Hill Money Market Fund
	2006		2005	2004	2003	2002
Net asset value — beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00

Income (loss) from investment activities:
Net investment income	0.02		0.03	0.01	0.01	0.02
Net realized and unrealized gains (losses)

Total from investment activities	0.02		0.03	0.01	0.01	0.02

Distributions to shareholders:
From net investment income	(0.02)		(0.03)	(0.01)	(0.01)	(0.02)
From net realized gains
Return of capital

Total distributions to shareholders	(0.02)		(0.03)	(0.01)	(0.01)	(0.02)

Net asset value — end of period	$1.00		$1.00	$1.00	$1.00	$1.00

Total return	2.06	%(1)	2.64%	0.99%	1.07%	1.79%

Ratios/supplemental data:
Net assets, end of period (000s)	$484,116		$346,878	$348,170	$249,712	$203,719
Ratio of gross expense to average net assets	0.36	%(2)	0.32%	0.32%	0.37%	0.36%
Ratio of net expense to average net assets	0.20	%(2)	0.20%	0.20%	0.22%	0.30%
Ratio of investment income less gross expenses to average net assets	4.06	%(2)	2.51%	0.89%	0.85%	1.78%
Ratio of net investment income to average net assets	4.22	%(2)	2.63%	1.01%	1.00%	1.84%
Portfolio turnover rate	n/a		n/a	n/a	n/a	n/a
The Fund commenced operations on December 17, 1997.

	Limited Maturity Fund
	2006		2005	2004	2003	2002
Net asset value — beginning of period	$9.86		$9.92	$9.96	$10.03	$10.14

Income (loss) from investment activities:
Net investment income	0.18		0.25	0.15	0.17	0.31
Net realized and unrealized gains (losses)			(0.04)	(0.03)	(0.04)	(0.07)

Total from investment activities	0.18		0.21	0.12	0.13	0.24

Distributions to shareholders:
From net investment income	(0.18)		(0.27)	(0.16)	(0.20)	(0.30)
From net realized gains						(0.05)
Return of capital

Total distributions to shareholders	(0.18)		(0.27)	(0.16)	(0.20)	(0.35)

Net asset value — end of period	$9.86		$9.86	$9.92	$9.96	$10.03

Total return	1.89	%(1)	2.10%	1.19%	1.33%	2.42%

Ratios/supplemental data:
Net assets, end of period (000s)	$207,830		$294,214	$357,678	$322,822	$279,098
Ratio of gross expense to average net assets	0.50	%(2)	0.46%	0.46%	0.48%	0.48%
Ratio of net expense to average net assets	0.40	%(2)	0.40%	0.40%	0.40%	0.40%
Ratio of investment income less gross expenses to average net assets	3.69	%(2)	2.44%	1.36%	1.52%	2.76%
Ratio of net investment income to average net assets	3.79	%(2)	2.50%	1.42%	1.60%	2.84%
Portfolio turnover rate	64	%(2)	99%	84%	91%	115%
The Fund commenced operations on May 1, 1994. (1)Not annualized (2)Annualized

See notes to financial statements.

53	Paydenfunds

	Short Bond Fund
	2006		2005	2004	2003	2002
Net asset value — beginning of period	$9.91		$10.21	$10.31	$10.39	$10.24

Income (loss) from investment activities:
Net investment income	0.20		0.33	0.21	0.21	0.37
Net realized and unrealized gains (losses)	(0.03)		(0.29)	(0.02)	0.05	0.15

Total from investment activities	0.17		0.04	0.19	0.26	0.52

Distributions to shareholders:
From net investment income	(0.21)		(0.34)	(0.21)	(0.22)	(0.37)
From net realized gains				(0.08)	(0.12)
Return of capital

Total distributions to shareholders	(0.21)		(0.34)	(0.29)	(0.34)	(0.37)

Net asset value — end of period	$9.87		$9.91	$10.21	$10.31	$10.39

Total return	1.74	%(1)	0.41%	1.88%	2.56%	5.16%

Ratios/supplemental data:
Net assets, end of period (000s)	$298,552		$360,105	$348,264	$294,506	$182,933
Ratio of gross expense to average net assets	0.50	%(2)	0.45%	0.46%	0.50%	0.49%
Ratio of net expense to average net assets	0.45	%(2)	0.45%	0.45%	0.50%	0.40%
Ratio of investment income less gross expenses to average net assets	3.97	%(2)	3.27%	2.01%	2.00%	3.40%
Ratio of net investment income to average net assets	4.02	%(2)	3.27%	2.02%	2.00%	3.49%
Portfolio turnover rate	52	%(2)	121%	175%	151%	152%
The Fund commenced operations on January 1, 1994.
	U.S. Government Fund
	2006		2005	2004	2003	2002
Net asset value — beginning of period	$10.45		$10.78	$11.06	$11.42	$11.24

Income (loss) from investment activities:
Net investment income	0.19		0.31	0.27	0.30	0.46
Net realized and unrealized gains (losses)	(0.06)		(0.31)	(0.02)	(0.15)	0.18

Total from investment activities	0.13		0.00	0.25	0.15	0.64

Distributions to shareholders:
From net investment income	(0.20)		(0.33)	(0.27)	(0.31)	(0.46)
From net realized gains				(0.26)	(0.20)
Return of capital

Total distributions to shareholders	(0.20)		(0.33)	(0.53)	(0.51)	(0.46)

Net asset value — end of period	$10.38		$10.45	$10.78	$11.06	$11.42

Total return	1.21	%(1)	0.04%	2.42%	1.28%	5.93%

Ratios/supplemental data:
Net assets, end of period (000s)	$43,526		$55,045	$53,608	$70,268	$67,151
Ratio of gross expense to average net assets	0.64	%(2)	0.57%	0.57%	0.55%	0.55%
Ratio of net expense to average net assets	0.47	%(2)	0.45%	0.45%	0.45%	0.40%
Ratio of investment income less gross expenses to average net assets	3.50	%(2)	2.86%	2.31%	2.55%	3.96%
Ratio of net investment income to average net assets	3.67	%(2)	2.98%	2.43%	2.65%	4.11%
Portfolio turnover rate	101	%(2)	145%	70%	134%	217%

The Fund commenced operations on January 1, 1995.

(1)	Not annualized
(2)	Annualized

See notes to financial statements.

Semi-Annual Report	54

For a share outstanding for the periods ended April 30, 2006 and October 31st

	GNMA Fund
	2006		2005	2004	2003	2002
Net asset value — beginning of period	$9.78		$10.10	$10.22	$10.56	$10.77

Income (loss) from investment activities:
Net investment income	0.19		0.31	0.41	0.41	0.64
Net realized and unrealized gains (losses)	(0.09)		(0.11)	0.07	(0.09)	0.02

Total from investment activities	0.10		0.20	0.48	0.32	0.66

Distributions to shareholders:
From net investment income	(0.26)		(0.52)	(0.60)	(0.60)	(0.62)
From net realized gains					(0.06)	(0.25)
Return of capital

Total distributions to shareholders	(0.26)		(0.52)	(0.60)	(0.66)	(0.87)

Net asset value — end of period	$9.62		$9.78	$10.10	$10.22	$10.56

Total return	1.03	%(1)	2.03%	4.89%	3.08%	6.59%

Ratios/supplemental data:
Net assets, end of period (000s)	$108,725		$115,255	$115,278	$161,464	$162,158
Ratio of gross expense to average net assets	0.55	%(2)	0.50%	0.52%	0.54%	0.51%
Ratio of net expense to average net assets	0.50	%(2)	0.50%	0.50%	0.50%	0.35%
Ratio of investment income less gross expenses to average net assets	3.94	%(2)	3.09%	4.23%	3.93%	5.72%
Ratio of net investment income to average net assets	3.99	%(2)	3.09%	4.25%	3.97%	5.88%
Portfolio turnover rate	3	%(2)	6%	32%	25%	104%
The Fund commenced operations on August 27, 1999.
	Core Bond Fund
	2006		2005	2004	2003	2002
Net asset value — beginning of period	$10.23		$10.72	$10.61	$10.46	$10.19

Income (loss) from investment activities:
Net investment income	0.23		0.36	0.40	0.33	0.45
Net realized and unrealized gains (losses)	(0.11)		(0.37)	0.17	0.16	0.27

Total from investment activities	0.12		(0.01)	0.57	0.49	0.72

Distributions to shareholders:
From net investment income	(0.26)		(0.42)	(0.39)	(0.34)	(0.45)
From net realized gains			(0.06)	(0.07)
Return of capital

Total distributions to shareholders	(0.26)		(0.48)	(0.46)	(0.34)	(0.45)

Net asset value — end of period	$10.09		$10.23	$10.72	$10.61	$10.46

Total return	1.11	%(1)	(0.08)%	5.49%	4.76%	7.37%

Ratios/supplemental data:
Net assets, end of period (000s)	$613,183		$661,575	$558,812	$543,593	$261,263
Ratio of gross expense to average net assets	0.50	%(2)	0.45%	0.45%	0.51%	0.50%
Ratio of net expense to average net assets	0.47	%(2)	0.45%	0.44%	0.51%	0.50%
Ratio of investment income less gross expenses to average net assets	4.30	%(2)	3.48%	3.75%	3.21%	4.50%
Ratio of net investment income to average net assets	4.33	%(2)	3.48%	3.74%	3.21%	4.50%
Portfolio turnover rate	263	%(2)	210%	164%	303%	582%
The Fund commenced operations on January 1, 1994. (1) Not annualized (2) Annualized

See notes to financial statements.

55	Paydenfunds

	Opportunity Bond Fund
	2006		2005	2004	2003	2002
Net asset value — beginning of period	$9.36		$9.81	$10.27	$10.20	$10.15

Income (loss) from investment activities:
Net investment income	0.20		0.35	0.42	0.47	0.58
Net realized and unrealized gains (losses)	(0.04)		(0.37)	0.09	0.22	0.05

Total from investment activities	0.16		(0.02)	0.51	0.69	0.63

Distributions to shareholders:
From net investment income	(0.26)		(0.40)	(0.41)	(0.49)	(0.58)
From net realized gains			(0.03)	(0.56)	(0.13)
Return of capital

Total distributions to shareholders	(0.26)		(0.43)	(0.97)	(0.62)	(0.58)

Net asset value — end of period	$9.26		$9.36	$9.81	$10.27	$10.20

Total return	1.72	%(1)	(0.26)%	5.21%	6.86%	6.45%

Ratios/supplemental data:
Net assets, end of period (000s)	$104,727		$143,728	$124,735	$122,242	$191,167
Ratio of gross expense to average net assets	0.55	%(2)	0.52%	0.51%	0.52%	0.49%
Ratio of net expense to average net assets	0.55	%(2)	0.52%	0.49%	0.52%	0.49%
Ratio of investment income less gross expenses to average net assets	4.42	%(2)	3.68%	4.26%	4.40%	5.62%
Ratio of net investment income to average net assets	4.42	%(2)	3.68%	4.28%	4.40%	5.62%
Portfolio turnover rate	297	%(2)	235%	190%	230%	648%
The Fund commenced operations on December 9, 1996.
	High Income Fund
	2006		2005	2004	2003	2002
Net asset value — beginning of period	$8.11		$8.52	$8.34	$7.44	$8.19

Income (loss) from investment activities:
Net investment income	0.28		0.57	0.59	0.64	0.65
Net realized and unrealized gains (losses)	0.08		(0.38)	0.18	0.91	(0.68)

Total from investment activities	0.36		0.19	0.77	1.55	(0.03)

Distributions to shareholder:
From net investment income	(0.31)		(0.60)	(0.59)	(0.65)	(0.72)
From net realized gains
Return of capital				(0.01)

Total distributions to shareholders	(0.31)		(0.60)	(0.60)	(0.65)	(0.72)

Proceeds from redemption fees	0.00		0.00	0.01	0.00	0.00

Net asset value — end of period	$8.16		$8.11	$8.52	$8.34	$7.44

Total return	4.49	%(1)	2.28%	9.74%	21.55%	(0.59)%

Ratios/supplemental data:
Net assets, end of period (000s)	$261,871		$238,784	$496,474	$308,347	$226,107
Ratio of gross expense to average net assets	0.58	%(2)	0.53%	0.52%	0.55%	0.52%
Ratio of net expense to average net assets	0.58	%(2)	0.53%	0.52%	0.55%	0.52%
Ratio of investment income less gross expenses to average net assets	6.85	%(2)	6.72%	7.19%	8.02%	8.30%
Ratio of net investment income to average net assets	6.85	%(2)	6.72%	7.19%	8.02%	8.30%
Portfolio turnover rate	70	%(2)	85%	64%	79%	48%

The Fund commenced operations on December 30, 1997.

(1)	Not annualized
(2)	Annualized

See notes to financial statements.

Semi-Annual Report	56

For a share outstanding for the periods ended April 30, 2006 and October 31st

	Tax Exempt Bond Fund
	2006		2005	2004	2003	2002
Net asset value — beginning of period	$9.83		$10.15	$10.25	$10.22	$10.06

Income (loss) from investment activities:
Net investment income	0.17		0.32	0.35	0.34	0.36
Net realized and unrealized gains (losses)	(0.03)		(0.27)	0.06	0.03	0.16

Total from investment activities	0.14		0.05	0.41	0.37	0.52

Distributions to shareholders:
From net investment income	(0.17)		(0.33)	(0.33)	(0.34)	(0.36)
From net realized gains	(0.02)		(0.04)	(0.18)
Return of capital

Total distributions to shareholders	(0.19)		(0.37)	(0.51)	(0.34)	(0.36)

Net asset value — end of period	$9.78		$9.83	$10.15	$10.25	$10.22

Total return	1.40	%(1)	0.40%	4.16%	3.71%	5.30%

Ratios/supplemental data:
Net assets, end of period (000s)	$18,145		$23,614	$16,574	$13,927	$26,236
Ratio of gross expense to average net assets	0.82	%(2)	0.80%	0.88%	0.78%	0.69%
Ratio of net expense to average net assets	0.50	%(2)	0.50%	0.50%	0.50%	0.50%
Ratio of investment income less gross expenses to average net assets	3.09	%(2)	2.95%	2.92%	3.06%	3.39%
Ratio of net investment income to average net assets	3.41	%(2)	3.25%	3.30%	3.33%	3.58%
Portfolio turnover rate	14	%(2)	25%	57%	47%	114%
The Fund commenced operations on December 21, 1993.
	California Municipal Income Fund
	2006		2005	2004	2003	2002
Net asset value — beginning of period	$9.94		$10.28	$10.27	$10.43	$10.42

Income (loss) from investment activities:
Net investment income	0.18		0.37	0.35	0.34	0.38
Net realized and unrealized gains (losses)	(0.05)		(0.34)	0.08	0.05	0.01

Total from investment activities	0.13		0.03	0.43	0.39	0.39

Distributions to shareholders:
From net investment income	(0.18)		(0.37)	(0.35)	(0.34)	(0.38)
From net realized gains	(0.05)			(0.07)	(0.21)
Return of capital

Total distributions to shareholders	(0.23)		(0.37)	(0.42)	(0.55)	(0.38)

Net asset value — end of period	$9.84		$9.94	$10.28	$10.27	$10.43

Total return	1.26	%(1)	0.29%	4.24%	3.80%	3.81%

Ratios/supplemental data:
Net assets, end of period (000s)	$34,985		$29,416	$30,414	$28,914	$28,180
Ratio of gross expense to average net assets	0.71	%(2)	0.65%	0.64%	0.65%	0.61%
Ratio of net expense to average net assets	0.50	%(2)	0.50%	0.50%	0.50%	0.50%
Ratio of investment income less gross expenses to average net assets	3.51	%(2)	3.45%	3.28%	3.13%	3.53%
Ratio of net investment income to average net assets	3.72	%(2)	3.60%	3.42%	3.28%	3.64%
Portfolio turnover rate	14	%(2)	51%	53%	29%	36%
The Fund commenced operations on December 17, 1998. (1)Not annualized (2)Annualized

See notes to financial statements.

57	Paydenfunds

	Value Leaders Fund
	2006		2005	2004	2003	2002
Net asset value — beginning of period	$10.82		$10.70	$9.91	$8.79	$10.08

Income (loss) from investment activities:
Net investment income	0.12		0.31	0.20	0.26	0.18
Net realized and unrealized gains (losses)	1.23		0.10	0.81	1.03	(1.29)

Total from investment activities	1.35		0.41	1.01	1.29	(1.11)

Distributions to shareholders:
From net investment income	(0.15)		(0.29)	(0.23)	(0.17)	(0.18)
From net realized gains
Return of capital

Total distributions to shareholders	(0.15)		(0.29)	(0.23)	(0.17)	(0.18)

Proceeds from redemption fees	0.00		0.00	0.01	0.00	0.00

Net asset value — end of period	$12.02		$10.82	$10.70	$9.91	$8.79

Total return	12.59	%(1)	3.75%	10.32%	14.81%	(11.13)%

Ratios/supplemental data:
Net assets, end of period (000s)	$41,957		$33,973	$58,163	$52,987	$52,515
Ratio of gross expense to average net assets	0.96	%(2)	0.84%	0.82%	1.00%	0.93%
Ratio of net expense to average net assets	0.80	%(2)	0.80%	0.80%	0.80%	0.75%
Ratio of investment income less gross expenses to average net assets	1.86	%(2)	2.28%	1.85%	2.50%	1.56%
Ratio of net investment income to average net assets	2.02	%(2)	2.32%	1.87%	2.71%	1.74%
Portfolio turnover rate	56	%(2)	69%	30%	155%	54%

The Fund commenced operations on November 1, 1996.
	Market Return Fund
	2006		2005	2004	2003	2002
Net asset value — beginning of period	$10.29		$9.89	$9.12	$7.68	$9.29

Income (loss) from investment activities:
Net investment income	0.22		0.32	0.20	0.15	0.26
Net realized and unrealized gains (losses)	0.78		0.42	0.78	1.49	(1.61)

Total from investment activities	1.00		0.74	0.98	1.64	(1.35)

Distributions to shareholders:
From net investment income	(0.24)		(0.34)	(0.21)	(0.19)	(0.26)
From net realized gains
Return of capital					(0.01)

Total distributions to shareholders	(0.24)		(0.34)	(0.21)	(0.20)	(0.26)

Proceeds from redemption fees	0.00		0.00	0.00	0.00	0.00

Net asset value — end of period	$11.05		$10.29	$9.89	$9.12	$7.68

Total return	9.78	%(1)	7.45%	10.75%	21.72%	(14.98)%

Ratios/supplemental data:
Net assets, end of period (000s)	$73,885		$65,299	$92,989	$26,747	$17,341
Ratio of gross expense to average net assets	0.60	%(2)	0.54%	0.61%	0.85%	0.82%
Ratio of net expense to average net assets	0.45	%(2)	0.45%	0.45%	0.45%	0.45%
Ratio of investment income less gross expenses to average net assets	4.00	%(2)	2.94%	1.84%	1.59%	2.37%
Ratio of net investment income to average net assets	4.15	%(2)	3.03%	2.00%	1.99%	2.74%
Portfolio turnover rate	269	%(2)	92%	44%	294%	129%
The Fund commenced operations on December 1, 1995. (1)Not annualized (2)Annualized

See notes to financial statements.

Semi-Annual Report	58

For a share outstanding for the periods ended April 30, 2006 and October 31st

	U.S. Growth Leaders Fund
	2006		2005	2004	2003	2002
Net asset value — beginning of period	$8.31		$7.09	$6.68	$5.50	$6.49

Income (loss) from investment activities:
Net investment income	0.00		0.02	0.03	(0.01)
Net realized and unrealized gains (losses)	1.19		1.23	0.41	1.19	(0.95)

Total from investment activities	1.19		1.25	0.44	1.18	(0.95)

Distributions to shareholders:
From net investment income			(0.03)	(0.03)		(0.01)
From net realized gains
Return of capital						(0.03)

Total distributions to shareholders	0.00		(0.03)	(0.03)	0.00	(0.04)

Proceeds from redemption fees	0.00		0.00	0.00	0.00	0.00

Net asset value — end of period	$9.50		$8.31	$7.09	$6.68	$5.50

Total return	14.32	%(1)	17.64%	6.51%	21.44%	(14.79)%

Ratios/supplemental data:
Net assets, end of period (000s)	$72,377		$42,468	$14,561	$14,670	$7,105
Ratio of gross expense to average net assets	1.00	%(2)	1.07%	1.11%	1.40%	1.27%
Ratio of net expense to average net assets	1.00	%(2)	1.00%	1.00%	1.00%	0.80%
Ratio of investment income less gross expenses to average net assets	(0.09	%)(2)	0.14%	0.29%	(0.57)%	(0.43)%
Ratio of net investment income to average net assets	(0.09	%)(2)	0.21%	0.40%	(0.16)%	0.04%
Portfolio turnover rate	171	%(2)	150%	182%	188%	449%
The Fund commenced operations on June 17, 1999.
	Small Cap Leaders Fund
	2006		2005	2004	2003	2002
Net asset value — beginning of period	$11.01		$8.93	$9.77	$7.95	$9.45

Income (loss) from investment activities:
Net investment income	0.09		(0.01)	(0.08)	(0.01)	0.02
Net realized and unrealized gains (losses)	1.20		2.09	(0.76)	1.83	(1.50)

Total from investment activities	1.29		2.08	(0.84)	1.82	(1.48)

Distributions to shareholders:
From net investment income						(0.02)
From net realized gains
Return of capital

Total distributions to shareholders	0.00		0.00	0.00	0.00	(0.02)

Proceeds from redemption fees	0.00		0.00	0.00	0.00	0.00

Net asset value — end of period	$12.30		$11.01	$8.93	$9.77	$7.95

Total return	11.72	%(1)	23.29%	(8.59)%	22.90%	(15.70)%

Ratios/supplemental data:
Net assets, end of period (000s)	$6,329		$7,522	$9,098	$12,287	$10,107
Ratio of gross expense to average net assets	1.58	%(2)	1.59%	1.32%	1.40%	1.25%
Ratio of net expense to average net assets	1.00	%(2)	1.00%	1.00%	1.00%	0.80%
Ratio of investment income less gross expenses to average net assets	0.64	%(2)	(0.65)%	(0.89)%	(0.52)%	(0.47)%
Ratio of net investment income to average net assets	1.22	%(2)	(0.06)%	(0.57)%	(0.12)%	(0.02)%
Portfolio turnover rate	327	%(2)	129%	355%	407%	508%
The Fund commenced operations on December 20, 1999. (1)Not annualized (2)Annualized

See notes to financial statements.

59	Paydenfunds

	Global Short Bond Fund
	2006		2005	2004	2003	2002
Net asset value — beginning of period	$10.28		$10.45	$10.46	$10.22	$10.07

Income (loss) from investment activities:
Net investment income	0.20		0.35	0.24	0.26	0.35
Net realized and unrealized gains (losses)			(0.14)	0.06	0.35	0.15

Total from investment activities	0.20		0.21	0.30	0.61	0.50

Distributions to shareholders:
From net investment income	(0.35)		(0.38)	(0.23)	(0.26)	(0.35)
From net realized gains
Return of capital				(0.08)	(0.11)

Total distributions to shareholders	(0.35)		(0.38)	(0.31)	(0.37)	(0.35)

Net asset value — end of period	$10.13		$10.28	$10.45	$10.46	$10.22

Total return	1.93	%(1)	1.99%	2.83%	6.06%	5.03%

Ratios/supplemental data:
Net assets, end of period (000s)	$229,037		$198,805	$143,215	$106,619	$69,701
Ratio of gross expense to average net assets	0.53	%(2)	0.52%	0.58%	0.60%	0.59%
Ratio of net expense to average net assets	0.53	%(2)	0.52%	0.58%	0.60%	0.50%
Ratio of investment income less gross expenses to average net assets	4.18	%(2)	3.52%	3.03%	3.64%	4.36%
Ratio of net investment income to average net assets	4.18	%(2)	3.52%	3.03%	3.64%	4.45%
Portfolio turnover rate	91	%(2)	113%	87%	68%	166%
The Fund commenced operations on September 18, 1996.
	Global Fixed Income Fund
	2006		2005	2004	2003	2002
Net asset value — beginning of period	$9.76		$9.97	$10.05	$10.18	$10.36

Income (loss) from investment activities:
Net investment income	0.12		0.27	0.16	0.26	(0.09)
Net realized and unrealized gains (losses)	(0.12)		0.20	0.21	0.14	0.43

Total from investment activities	0.00		0.47	0.37	0.40	0.34

Distributions to shareholders:
From net investment income	(0.58)		(0.68)	(0.29)	(0.41)	(0.04)
From net realized gains	(0.18)				(0.05)
Return of capital				(0.16)	(0.07)	(0.48)

Total distributions to shareholders	(0.76)		(0.68)	(0.45)	(0.53)	(0.52)

Net asset value — end of period	$9.00		$9.76	$9.97	$10.05	$10.18

Total return	(0.10	%)(1)	4.78%	3.74%	3.94%	3.45%

Ratios/supplemental data:
Net assets, end of period (000s)	$181,332		$191,746	$187,524	$207,398	$266,439
Ratio of gross expense to average net assets	0.56	%(2)	0.54%	0.53%	0.56%	0.52%
Ratio of net expense to average net assets	0.56	%(2)	0.54%	0.53%	0.56%	0.52%
Ratio of investment income less gross expenses to average net assets	2.66	%(2)	2.67%	3.17%	3.26%	3.56%
Ratio of net investment income to average net assets	2.66	%(2)	2.67%	3.17%	3.26%	3.56%
Portfolio turnover rate	145	%(2)	252%	160%	168%	159%
The Fund commenced operations on September 1, 1992.

See notes to financial statements.

Semi-Annual Report	60

For a share outstanding for the periods ended April 30, 2006 and October 31st

	Emerging Markets Bond Fund
	2006		2005	2004	2003	2002
Net asset value — beginning of period	$12.62		$11.77	$12.59	$11.32	$10.94

Income (loss) from investment activities:
Net investment income	0.41		0.72	0.69	0.79	0.74
Net realized and unrealized gains (losses)	0.35		0.94	0.51	1.34	0.38

Total from investment activities	0.76		1.66	1.20	2.13	1.12

Distributions to shareholders:
From net investment income			(0.81)	(0.68)	(0.86)	(0.74)
From net realized gains	(0.41)			(1.38)
Return of capital

Total distributions to shareholders	(0.41)		(0.81)	(2.06)	(0.86)	(0.74)

Proceeds from redemption fees	0.00		0.00	0.04	0.00	0.00

Net asset value — end of period	$12.97		$12.62	$11.77	$12.59	$11.32

Total return	6.07	%(1)	14.47%	11.04%	19.31%	10.54%

Ratios/supplemental data:
Net assets, end of period (000s)	$133,051		$89,330	$26,905	$53,963	$69,724
Ratio of gross expense to average net assets	0.74	%(2)	0.80%	0.74%	0.86%	0.80%
Ratio of net expense to average net assets	0.74	%(2)	0.80%	0.71%	0.86%	0.80%
Ratio of investment income less gross expenses to average net assets	6.73	%(2)	6.04%	5.80%	6.55%	7.39%
Ratio of net investment income to average net assets	6.73	%(2)	6.04%	5.83%	6.55%	7.39%
Portfolio turnover rate	161	%(2)	98%	461%	187%	134%
The Fund commenced operations on December 17, 1998. (1)Not annualized (2)Annualized

See notes to financial statements.

61	Paydenfunds

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Semi-Annual Report	62

Understanding Your Fund’s Expenses

Shareholders of mutual funds incur two types of costs: transaction costs incurred from buying or selling Fund shares and ongoing costs incurred from the Funds daily operations. The tables below are provided to highlight ongoing cost only. If transaction costs were included your cost would have been higher.

Actual Expenses

The first table is useful in estimating actual expenses paid during the six-month period ended April 30, 2006. It uses the Fund’s actual return and expense ratio for the period (181/365 days) to calculate the ongoing expenses paid by a shareholder with an initial investment of $1,000. To estimate the actual expenses that you paid over the period, divide your beginning account value by 1,000 and multiply that number by the number in the Expenses Paid During the Period column. For example a $10,500 account value divided by 1,000 equals 10.5 times $1.00 for the Bunker Hill Money Market Fund yields $10.50 in expense for the period.

	Value November 1, 2005	Value April 30, 2006	6-Month Return	Annual Expense Ratio	Expenses Paid During the Period
Bunker Hill Money Market	$1,000.00	$1,020.60	2.06%	0.20%	$1.00
Limited Maturity	1,000.00	1,018.90	1.89%	0.40%	2.00
Short Bond	1,000.00	1,017.40	1.74%	0.45%	2.25
U.S. Government	1,000.00	1,012.10	1.21%	0.47%	2.34
GNMA	1,000.00	1,010.30	1.03%	0.50%	2.49
Core Bond	1,000.00	1,011.10	1.11%	0.47%	2.34
Opportunity Bond	1,000.00	1,017.20	1.72%	0.55%	2.75
High Income	1,000.00	1,044.90	4.49%	0.58%	2.94
Tax Exempt Bond	1,000.00	1,014.00	1.40%	0.50%	2.50
California Municipal Income	1,000.00	1,012.60	1.26%	0.50%	2.50
Growth & Income	1,000.00	1,125.90	12.59%	0.80%	4.22
Market Return	1,000.00	1,097.80	9.78%	0.45%	2.34
U.S. Growth Leaders	1,000.00	1,143.20	14.32%	1.00%	5.31
Small Cap Leaders	1,000.00	1,117.20	11.72%	1.00%	5.25
Global Short Bond	1,000.00	1,019.30	1.93%	0.53%	2.65
Global Fixed Income	1,000.00	999.00	(0.10)%	0.56%	2.78
Emerging Markets Bond	1,000.00	1,060.70	6.07%	0.74%	3.78

63	Paydenfunds

Hypothetical Expenses

The table below is provided so that you can compare a Fund’s ongoing expense with those of another fund. It uses a hypothetical gross annual return of 5%, which is not the Fund’s actual return and the Fund’s actual expense ratio (181/365 days) for the six-month period ended April 30, 2006 to calculate the ongoing expenses paid by a shareholder with an initial investment of $1,000.

	Value November 1, 2005	Value April 30, 2006	6-Month Return	Annual Expense Ratio	Expenses Paid During the Period
Bunker Hill Money Market	$1,000.00	$1,023.80	2.38%	0.20%	$1.00
Limited Maturity	1,000.00	1,022.81	2.28%	0.40%	2.01
Short Bond	1,000.00	1,022.56	2.26%	0.45%	2.26
U.S. Government	1,000.00	1,022.46	2.25%	0.47%	2.36
GNMA	1,000.00	1,022.32	2.23%	0.50%	2.51
Core Bond	1,000.00	1,022.46	2.25%	0.47%	2.36
Opportunity Bond	1,000.00	1,022.07	2.21%	0.55%	2.76
High Income	1,000.00	1,021.92	2.19%	0.58%	2.91
Tax Exempt Bond	1,000.00	1,022.32	2.23%	0.50%	2.51
California Municipal Income	1,000.00	1,022.32	2.23%	0.50%	2.51
Growth & Income	1,000.00	1,020.83	2.08%	0.80%	4.01
Market Return	1,000.00	1,022.56	2.26%	0.45%	2.26
U.S. Growth Leaders	1,000.00	1,019.84	1.98%	1.00%	5.01
Small Cap Leaders	1,000.00	1,019.84	1.98%	1.00%	5.01
Global Short Bond	1,000.00	1,022.17	2.22%	0.53%	2.66
Global Fixed Income	1,000.00	1,022.02	2.20%	0.56%	2.81
Emerging Markets Bond	1,000.00	1,021.12	2.11%	0.74%	3.71

Semi-Annual Report	64

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65	Paydenfunds

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Semi-Annual Report	66

Name and Address	Position with Fund	Year Elected	Principal Occupation(s) Past 5 Years	Funds Series	Other Directorships Held
Trustees (1)
333 S. Grand Avenue Los Angeles CA 90071

W.D. Hilton, Jr.	Independent Trustee	1993	President and CEO, Trust Services, Inc.; Executive Director, NGC Bodily Injury Trust; and Managing Trustee, Fuller-Austin Trust	All	Trustee, The Metzler/Payden Investment Group; Director, BF&M, Ltd.

James Clayburn LaForce, Jr.	Independent Trustee	1992	Dean Emeritus, The John E. Anderson School of Management at the University of California, Los Angeles	All	Trustee, The Metzler/Payden Investment Group; Trustee, BlackRock Closed End Funds; Trustee, Advisors Series Trust; Director, CancerVax Corp.; Director, Arena Pharmaceuticals, Inc.

Gerald S. Levey, M.D.	Independent Trustee	2000	Vice Chancellor, Medical Sciences, and Dean, David Geffen School of Medicine at the University of California, Los Angeles	All	Trustee, The Metzler/Payden Investment Group

Thomas V. McKernan, Jr.	Independent Trustee	1993	President and CEO, Automobile Club of Southern California	All	Director, Blue Shield of California; Director, Forest Lawn Memorial Park

Dennis C. Poulsen	Independent Trustee	1992	Chairman of the Board, Rose Hills Company	All	Director, Rose Hills Company; Director, Ameron International Corp.

Stender E. Sweeney	Independent Trustee	1992	Private Investor	All

Joan A. Payden	Interested Trustee	1992	President, CEO and Director, Payden & Rygel	All

Christopher N. Orndorff	Interested Trustee	1992	Managing Principal and Director, Payden & Rygel	All

Mary Beth Syal	Interested Trustee	2000	Managing Principal and Director, Payden & Rygel	All

Officers (2)

Joan A. Payden	Chairman and CEO	1992	President, CEO and Director, Payden & Rygel	All

Yot Chattrabhuti	Vice President	1997	Senior Vice President, Mutual Fund Operations, Payden & Rygel	All

Bradley F. Hersh	Vice President and Treasurer	1998	Vice President and Treasurer, Payden & Rygel	All

Brian W. Matthews	CFO	2003	Managing Principal, CFO and Director, Payden & Rygel	All

David L. Wagner	Vice President and CCO	1996	Vice President, Risk Management, Payden & Rygel	All

Edward S. Garlock	Secretary	1997	Managing Principal, General Counsel and Director, Payden & Rygel	All

(1)	Trustees do not have a set term of office, but serve until their resignation, death or removal.
(2)	Officers are elected by, and serve at the pleasure of, The Board of Trustees.

67	Paydenfunds

IMPORTANT INFORMATION: The information contained in this report is intended for shareholders of the Paydenfunds only. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus which provides further details.

The performance numbers presented in this report are derived from historical market data. There is no guarantee of future performance nor are Fund shares guaranteed. Investment return and principal value of an investment in a Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund shares are sold through Payden & Rygel Distributors, member NASD.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov or the Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800 SEC-0330.

To view the Fund’s proxy voting guidelines and proxy voting record, visit the SEC’s web site at http://www.sec.gov. You may also call 800 572-9336 to request a free copy of the proxy voting guidelines.

U.S. BOND FUNDS

Bunker Hill Money Market Fund (PBHXX)

Limited Maturity Fund (PYLMX)

Short Bond Fund (PYSBX)

U.S. Government Fund (PYUSX)

GNMA Fund (PYGNX)

Core Bond Fund (PYCBX)

Opportunity Bond Fund (PYOBX)

High Income Fund (PYHRX)

TAX EXEMPT FUNDS

Tax Exempt Bond Fund (PYTEX)

California Municipal Income Fund (PYCRX)

U.S. STOCK FUNDS

Value Leaders Fund (PYVLX)

Market Return Fund (PYMRX)

U.S. Growth Leaders Fund (PUGLX)

Small Cap Leaders Fund (PSCLX)

GLOBAL BOND FUNDS

Global Short Bond Fund (PYGSX)

Global Fixed Income Fund (PYGFX)

Emerging Markets Bond Fund (PYEMX)

Paydenfunds

333 South Grand Avenue, Los Angeles, California 90071

800 5-PAYDEN 800 572-9336 payden.com

ITEM 2. CODE OF ETHICS

Not required in a semi-annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in a semi-annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in a semi-annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Included as a part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of these controls and procedures as required by the applicable regulations, that the registrant’s disclosure controls and procedures are effective in ensuring that material information relating to the registrant has been made known to them by others within the registrant, particularly during the six-month period ended April 30, 2006.

(b) During the second fiscal quarter of the period covered by this report, there were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS

(a) Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT.

(c) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached as Exhibit 99.906CERT. The certifications furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Payden & Rygel Investment Group

By:	/s/ JOAN A. PAYDEN
Joan A. Payden
Chairman

Date: June 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Payden & Rygel Investment Group

By:	/s/ BRIAN W. MATTHEWS
Brian W. Matthews
Executive Vice President and Chief Financial Officer

Date: June 28, 2006